File  Nos. 33-87144
                                                                       811-08892
================================================================================

                       Securities and Exchange Commission
                              Washington, DC 20549

                                    FORM N-4

Registration Statement Under the Securities Act of 1933 [ X ]



          Pre-Effective Amendment No.                   [   ]
          Post-Effective Amendment No. 7                [ X ]


Registration Statement Under the Investment Company Act of 1940



          Amendment No. 8                               [ X ]

          (check appropriate box or boxes)



                       Security Equity Separate Account 27
                           (Exact Name of Registrant)

                     Security Equity Life Insurance Company
                               (Name of Depositor)

                        84 Business Park Drive, Suite 303
                             Armonk, New York                          10504
            (Address of Depositor's Principal Executive Office)     (Zip Code)

    Depositor's Telephone Number, including Area Code: (914) 273-1290


     Name and address of Agent for Service
     Matthew P. McCauley
     General American Life Insurance Company
     700 Market Street
     St. Louis, MO 63101


     Copy to:

     Raymond A. O'Hara III
     Blazzard, Grodd & Hasenauer, P.C.
     P.O. Box  5108
     Westport, CT 06881
     (203) 226-7866



It is proposed that this filing will become effective:

[ X ]     immediately upon filing pursuant to paragraph (b) of  Rule 485
[   ]     on (date) pursuant to paragraph (b) of Rule 485
[   ]     60 days after filing pursuant to paragraph (a)(1) of   Rule 485
[   ]     on (date) pursuant to paragraph (a)(1) of rule 485


If appropriate, check the following:

     ____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:

   Individual Variable Annuity Contracts

                              Cross Reference Sheet
                              Pursuant to Rule 481
               Showing Location in Part A (Prospectus) and Part B
         (Statement of Additional Information) of Registration Statement
                        Information Required by Form N-4

                                     PART A

Item of Form N-4                             Prospectus Caption

1.   Cover Page. . . . . . . . . . . . . . . Cover Page
2.   Definitions . . . . . . . . . . . . . . Index of Special Terms
3.   Synopsis. . . . . . . . . . . . . . . . Highlights

4.   Condensed Financial
     Information . . . . . . . . . . . . . . Appendix - Condensed Financial
                                             Information
5.   General Description of Registrant,
     Depositor and Portfolio Companies. . .  The Company; Investment
                                             Options
6.   Deductions and Expenses. . . . . . . .  Charges and Deductions

7.   General Description of Variable
     Annuity Contracts. . . . . . . . . . .  The Annuity Contracts

8.   Annuity Period. . . . . . . . . . . . . Annuity Provisions


9.   Death Benefit . . . . . . . . . . . . . Death Benefit

10   Purchases and Contract Value. . . . . . Purchase

11.  Redemptions. . . . . . . . . . . . . .  Access to Your Money

12.  Taxes. . . . . . . . . . . . . . . . .  Taxes

13.  Legal Proceedings . . . . . . . . . . . None

14.  Table of Contents of the
     Statement of Additional
     Information . . . . . . . . . . . . . . Table of Contents of the
                                             Statement of Additional
                                             Information





                                     PART B

Item of Form N-4                             Part B Caption
15.  Cover Page. . . . . . . . . . . . . . . Cover Page
16.  Table of Contents . . . . . . . . . . . Table of Contents
17.  General Information . . . . . . . . . . Company
     and History

18.  Services. . . . . . . . . . . . . . . . Not Applicable

19.  Purchase of Securities
     Being Offered . . . . . . . . . . . . . Distribution

20.  Underwriters  . . . . . . . . . . . . . Distribution

21.  Calculation of Performance Data . . . . Performance Information
22.  Annuity Payments. . . . . . . . . . . . Annuity Provisions

23.  Financial Statements. . . . . . . . . . Financial Statements


                           PART C - OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate item so numbered in Part C to this Registration Statement.

                                     PART A

                                   PROSPECTUS

                     SECURITY EQUITY LIFE INSURANCE COMPANY

                    SECURITY EQUITY SEPARATE ACCOUNTS 26 & 27
                                   PROSPECTUS
                                     FOR THE
                      INDIVIDUAL VARIABLE ANNUITY CONTRACTS

This prospectus describes individual variable annuity contracts offered by Security Equity Life Insurance Company (we, us, our). The Contracts are deferred variable annuities. These Contracts provide for accumulation of Contract values on a variable basis. These Contracts provide for annuity payments on a fixed basis, a variable basis, or a combination fixed and variable basis. The Contracts are no longer offered for sale. Existing Contract owners may continue to make additional purchase payments to their Contracts.

The Contracts have a number of current investment choices (7 Investment Funds). The seven Investment Funds available are portfolios of AIM Variable Insurance Funds, Inc. which are listed below. You can put your money in any of these Investment Funds which are offered through our separate accounts, Security Equity Separate Account 26 and Security Equity Separate Account 27. The separate accounts have Divisions which each invest in a corresponding Investment Fund.

AIM VARIABLE INSURANCE FUNDS, INC.
Managed by:  AIM Advisors, Inc.

Separate Account 26:

        AIM V.I. Diversified Income Fund
        AIM V.I. Government Securities Fund
        AIM V.I. Money Market Fund

Separate Account 27:

        AIM V.I. Capital Appreciation Fund
        AIM V.I. Global Growth and Income Fund
        AIM V.I. International Equity Fund
        AIM V.I. Telecommunications Fund

Please read this Prospectus before investing. You should keep it for future reference. It contains important information. To learn more about the Contract, you can obtain a copy of the Statement of Additional Information (SAI) (dated ___________, 1999). The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the Prospectus. If you wish to receive, at no charge, the SAI, call us at (800) 533-8282 (toll free) or write us at: 84 Business Park Drive, Suite 303, Armonk, New York 10504. The SEC has a website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically.



The Contracts:

          *    are not bank deposits
          *    are not federally insured
          *    are not endorsed by any bank or government agency
          * are not guaranteed and may be subject to possible loss of principal

The SEC has not approved these Contracts or determined that this prospectus is accurate or complete. Any representation that it has is a criminal offense.

                                                               ___________, 1999



                                TABLE OF CONTENTS

                                                                            Page

INDEX OF SPECIAL TERMS

SUMMARY OF CONTRACT FEES AND EXPENSES
HIGHLIGHTS
THE COMPANY
THE ANNUITY CONTRACTS
PURCHASE
         Purchase Payments
         Allocation of Purchase Payments
         Account Continuation

INVESTMENT OPTIONS
         AIM Variable Insurance Funds, Inc.
         Transfer Privilege
         Dollar Cost Averaging
         Additions, Deletions or Substitutions of Investments

CHARGES AND DEDUCTIONS
         Administrative Charges
         Special Handling Fees
         Surrender Charge (Contingent Deferred Sales Charge)
         Charge-Free Amounts
         Mortality and Expense Risk Charge
         Transfer Fees
         Fees and Expenses of the Funds
         Premium Tax

VARIABLE ACCOUNT
         Accumulation Units
         Value of Accumulation Units
         Net Investment Factor

ACCESS TO YOUR MONEY
         Surrenders and Partial Withdrawals
         Systematic Withdrawal Plan

DEATH BENEFIT
         Death of a Contract Owner who is the Annuitant
         Death of a Contract Owner who is not the Annuitant
         Death of the Annuitant who is not a Contract Owner
         Death of a Joint Owner
         Other Provisions
         Payment of Death Benefit
         Amount of Death Benefit

ANNUITY PROVISIONS
         Annuity Date
         Annuity Options
         Value of Variable Annuity Payments

FEDERAL TAX MATTERS
         Annuity Contracts in General
         Qualified and Non-Qualified Contracts
         Withdrawals - Non-Qualified Contracts
         Withdrawals - Qualified Contracts
         Withdrawals - Tax-Sheltered Annuities
         Diversification
         Section 403(b) Plans
         Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans Deferred Compensation Plans

YIELDS AND TOTAL RETURNS

OTHER INFORMATION
         The Separate Accounts
         Principal Underwriter
         Voting Rights
         Written Notice or Written Request
         Assignments and Changes of Ownership
         Ownership
         The Beneficiary
         Deferment of Payment
         Year 2000
         Financial Statements

APPENDIX - Condensed Financial Information


                             INDEX OF SPECIAL TERMS

We have tried to make this prospectus as readable and understandable for you as possible. By the very nature of the Contract, however, certain technical words or terms are unavoidable. We have identified the following as some of these words or terms. They are identified in the text in italic and the page that is indicated here is where we believe you will find the best explanation for the word or term.



                                                                            Page

Accumulation Phase
Accumulation Unit
Annuitant
Annuity Date
Annuity Options
Annuity Payments
Annuity Unit
Beneficiary
Business Day
Income Phase
Funds
Joint Owner
Non-Qualified
Owner
Purchase Payment
Qualified
Tax Deferral



SUMMARY OF CONTRACT FEES AND EXPENSES

Contract Owner Transaction Expenses

Surrender Charge  (contingent deferred sales charge):

After a purchase payment has been held by us for six complete years it may be withdrawn free of any surrender charge. For purchase payments held by us for less than seven complete years, surrender charges are as follows (expressed as a percentage of net purchase payments withdrawn):

         Years Since Receipt of                      Surrender Charge
         Purchase Payment                               Percentage
         ----------------                               ----------
                  0                                         7%
                  1                                         6%
                  2                                         5%
                  3                                         4%
                  4                                         3%
                  5                                         2%
                  6                                         1%
                  7+                                        0%
Each contract year you can withdraw up to ten percent of the accumulated value of your Contract without having a surrender charge imposed. The ten percent free amount does not apply upon full surrender and is not cumulative.

Transfer Fee:

Currently, there is no charge for transfers. For each transfer after the first twelve transfers, we reserve the right to charge a fee of $25.00 or 2% of the amount transferred, whichever is less. Currently, Contract owners are limited to no more than twelve transfers per year. Transfers made pursuant to the dollar cost averaging program are not included in determining the number of transfers that occur in a contract year.

Annual Contract Fee:

For Contract years ending prior to December 31, 1999, we will deduct the lesser of $30 or 2% of the accumulated value of your Contract if your accumulated value is less than $20,000. Afterwards, this fee may be adjusted annually subject to the following:

    * in no event will the fee be adjusted by more than the amount that reflects the change in the Consumer Price Index since December 31, 1992; and

    *   in no event will it exceed $50.

If your  accumulated value is $20,000 or greater, the Contract fee is waived.


Special Handling Fees

We reserve the right to charge special handling fees to recover costs associated
with  certain   activities   and  requests  as  described   under  "Charges  and
Deductions."


Separate Account Annual Expenses:

Mortality and expense risk charge                    1.25%
Administrative expense charge                         .15%
                                                      ---
Total Separate Account annual expenses               1.40%




Investment Fund Expenses:
(expressed as a percentage of average daily net assets)


                                          Investment Management
                                                  and
                                           Administration Fees   Other Expenses(1)  Total Expenses(3)
                                          ---------------------  --------------     ---------------

AIM VARIABLE INSURANCE FUNDS, INC.

AIM V.I. Capital Appreciation Fund              0.62%                   0.16%            0.78%
AIM V.I. Diversified Income Fund                0.60%                   0.28%            0.88%
AIM V.I. Global Growth and Income Fund(2)       1.00%                   0.45%            1.45%
AIM V.I. Government Securities Fund             0.50%                   0.34%            0.84%
AIM V.I. International Equity Fund              0.75%                   0.27%            1.02%
AIM V.I. Money Market Fund                      0.40%                   0.29%            0.69%
AIM V.I. Telecommunications Fund(2)             1.00%                   0.44%            1.44%

(1) Ratio has been restated to reflect current Administrative Services Agreement.
(2) Commenced operations in October 1999.  Expense ratios are estimates for 1999.
(3) On August 25, 1999, the shareholders of the GT Global Variable Investment
    Trust and the GT Global Variable Investment Series (GT Global Investment
    Funds) approved an Agreement and Plan of Reorganization under which each
    GT Global Investment Fund would transfer substantially all of it assets to a corresponding series of AIM Variable Insurance Funds, Inc.  This transfer of assets was completed on October 24, 1999.  Pro forma total fees and expenses of the AIM Variable Insurance Funds, Inc. after the Reorganization are as follows:  0.80% for the AIM V.I. Capital Appreciation Fund; 0.88% for
    the AIM V.I. Diversified Income Fund; 1.45% for the AIM V.I. Global Growth and
    Income Fund; 0.89% for the AIM V.I. Government Securities Fund; 1.04% for
    the AIM V.I. International Equity Fund; 0.71% for the AIM V.I. Money Market
    Fund; and 1.44% for the AIM V.I. Telecommunications Fund.



Examples

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

     (a) if you surrendered your contract after the end of the specified time period;

     (b) if you do not surrender your contract after the end of the specified time period;

     (c) if you annuitize after the end of the specified time period.

                                                     Time       Periods
                                         1 year      3 years    5 years     10 years
                                         ------      -------    -------     --------
AIM VARIABLE INSURANCE FUNDS, INC.

AIM V.I. Capital Appreciation Fund       (a)$92.82   (a)$120.29 (a)$150.32  (a)$257.54
                                         (b)$22.82   (b)$ 70.29 (b)$120.32  (b)$257.54
                                         (c)$92.82   (c)$120.29 (c)$120.32  (c)$257.54

AIM V.I. Diversified Income Fund         (a)$93.82   (a)$123.30 (a)$155.34  (a)$267.58
                                         (b)$23.82   (b)$ 73.30 (b)$125.34  (b)$267.58
                                         (c)$93.82   (c)$123.30 (c)$125.34  (c)$267.58

AIM V.I. Global Growth and Income Fund   (a)$99.79   (a)$141.06 (a)$184.68  (a)$324.59
                                         (b)$29.79   (b)$ 91.06 (b)$154.68  (b)$324.59
                                         (c)$99.79   (c)$141.06 (c)$154.68  (c)$324.59

AIM V.I. Government Securities Fund      (a)$93.42   (a)$122.09 (a)$153.34  (a)$263.58
                                         (b)$23.42   (b)$ 72.09 (b)$123.34  (b)$263.58
                                         (c)$93.42   (c)$122.09 (c)$123.34  (c)$263.58

AIM V.I. International Equity Fund       (a)$95.22   (a)$127.49 (a)$162.33  (a)$281.45
                                         (b)$25.22   (b)$ 77.49 (b)$132.33  (b)$281.45
                                         (c)$95.22   (c)$127.49 (c)$132.33  (c)$281.45

AIM V.I. Money Market Fund               (a)$91.91   (a)$117.57 (a)$145.78  (a)$248.41
                                         (b)$21.91   (b)$ 67.57 (b)$115.78  (b)$248.41
                                         (c)$91.91   (c)$117.57 (c)$115.78  (c)$248.41

AIM V.I. Telecommunications Fund         (a)$99.41   (a)$139.98 (a)$182.99  (a)$321.81
                                         (b)$29.41   (b)$ 89.98 (b)$152.99  (b)$321.81
                                         (c)$99.41   (c)$139.98 (c)$152.99  (c)$321.81

Notes to Table of Fees and Expenses and Examples

1. For the purposes of calculating the values in the above examples, we have translated the administration fees into an annual asset charge of 0.070%, based on the total annual administrative charges collected in 1998 divided by the average total assets held under the Contracts offered by this Prospectus.

2. The purpose of the table above is to help you understand the costs and expenses that a variable annuity contract owner will bear directly or indirectly.

3. Note that the expense amounts in the examples are aggregate amounts for the Investment Funds for the number of years indicated.

4. For a more complete description of the Investment Funds' fees and expenses, see the Investment Funds' Prospectuses.

5. The examples above are not a representation of past or future expenses, and the Investment Funds' actual expenses may be higher or lower than those shown.

6. Neither the table nor the examples reflect any premium tax that may be applicable to a contract; such taxes currently range from 0% to 3.5%. For a complete description of Contract costs and expenses, see the section titled "Charges and Deductions," in this Prospectus.

                                   HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the owner, and us, the insurance company. The Contract provides a means for investing on a tax-deferred basis in the Investment Funds. The Contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit as well as other insurance related benefits. You bear the entire investment risk.

The Contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis. You can make withdrawals during this phase. However, the earnings you take out will be taxed as income, and we may assess a surrender charge of up to 7% of the amount you withdraw. The income phase occurs when you begin receiving regular payments from your Contract.

You can choose to receive annuity payments on a variable basis, a fixed basis or a combination of both. If you choose variable payments, the amount of the variable annuity payments will depend upon the investment performance of the Investment Funds you select for the income phase. If you choose fixed payments, the amount of the fixed annuity payments are level for the payout period.

Free Look. If you cancel your Contract within 10 days after receiving it, we will give you back the greater of the value of your contract plus any premium tax that had been deducted or any purchase payments made including any premium taxes deducted.

Tax Penalty. The earnings in your Contract are not taxed until you take money out of your Contract. If you take money out during the accumulation phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on these earnings. Payments during the income phase are considered partly a return of your original investment.

Inquiries. If you need more information or require assistance after you purchase a Contract, please contact us at:

         Security Equity Life Insurance Company
         Annuity Service Office
         P.O. Box 208
         Armonk, New York 10504
         (800) 533-8282

All inquiries should include the Contract number and the name of the contract owner and/or the annuitant.

                                   THE COMPANY

Security Equity Life Insurance Company ("Security Equity") is a company domiciled in New York. It is a wholly-owned subsidiary of General American Life Insurance Company ("General American"), a stock insurance company domiciled in Missouri. GenAmerica Corporation is the ultimate parent of General American.

Security Equity was incorporated in 1983 under the laws of the State of New York as a wholly-owned subsidiary of Security Mutual Life Insurance Company of New York. It was purchased by General American on December 31, 1993. Security Equity is licensed to do business in 40 states of the United States and the District of Columbia. The principal office of Security Equity is located at 84 Business Park Drive, Suite 303, Armonk, NY 10504. The telephone number is (914) 273-1290.

Security Equity is principally engaged in writing individual and corporate owned life insurance policies and annuity contracts. Assets derived from such business should be considered by purchasers of variable annuity contracts only as bearing upon the ability of Security Equity to meet its obligations under the variable annuity contracts and should not be considered as bearing on the investment performance of the Separate Accounts.

On August 10, 1999, General American consented to an Order of Administrative Supervision with the Missouri Department of Insurance. It advised the Department of its inability to meet substantial demands for surrenders arising from its institutional funding agreement business without jeopardizing interest of its other policyholders. Under the Order, General American is allowed to continue its normal course of business.

In 1993, General American formed a marketing relationship with ARM Financial to offer a highly specialized portfolio of funding agreements to institutional investors. General American ceded 50% of the business to an ARM subsidiary. In June of this year, ARM put itself up for sale, announcing that it was de-emphasizing its involvement in the institutional business. This led to General American's recapture of the ARM portion of the business, approximately $3.4 billion in assets and related liabilities. Moody's Investor Services reviewed these events and lowered General American's financial strength rating from A2 to A3. A significant number of the institutional investors reacted to Moody's action by recalling their assets. While General American is fully capitalized to meet these obligations, the unexpected volume of recalls created severe pressure on General American's liquidity position and the ability to convert the assets within the tight time frame required. Defaults on the institutional business caused the rating agencies to rate General American below investment grade.

GenAmerica Corporation and The Metropolitan Life Insurance Company ("MetLife") have announced a definitive agreement whereby MetLife will acquire GenAmerica and its subsidiaries, including Security Equity. The acquisition will not affect any of the terms or conditions of your contract or make MetLife a party to your contract. The transaction is subject to regulatory approval and certain other conditions.

Headquartered in New York City since 1868, MetLife is a leading provider of insurance and financial services to a broad spectrum of individual and group customers. MetLife, with approximately $357.7 billion worth of assets under management as of December 31, 1998, provides individual insurance and investment products to approximately 9 million households in the United States. MetLife also serves over 33 million people by providing group insurance and investment products to corporations and other institutions.

                              THE ANNUITY CONTRACTS

This Prospectus describes the variable annuity contracts that we are offering.

An annuity is a Contract between you, the owner, and us, the insurance company, where we promise to pay you an income, in the form of annuity payments, beginning on a designated date in the future. Until you decide to begin receiving annuity payments, your Contract is in the accumulation phase. Once you begin receiving annuity payments, your Contract enters the income phase.

The Contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your Contract until you take money out of your Contract.

The Contract is called a variable annuity because you can choose among the Investment Funds, and depending upon market conditions, you can make or lose money in any of these Investment Funds. The amount of money you are able to accumulate in your Contract during the accumulation phase depends upon the investment performance of the Investment Fund(s) you select.

The Contract is available to individuals seeking annuity contracts entitled to favorable tax treatment under the Internal Revenue Code ("Code") as traditional Individual Retirement Annuity (IRA) plans and qualified plans under Sections 401, 403 and 457. The Contract is also available to individuals not entitled to any special tax benefits under the Code. The rights and benefits of the Contracts are described below and in the Contract; however, Security Equity reserves the right to make any modification to conform the Contract to, or to give the Contract Owner the benefit of, any Federal or state statute or any rule or regulation of the United States Treasury Department.

PURCHASE

You can purchase this Contract by completing an application and providing us with an initial purchase payment. We will not issue a Contract on or after the annuitant's 80th birthday.

Purchase Payments

The minimum initial purchase payment permitted is $2,000. Each purchase payment made thereafter must be for at least $100. The amount of purchase payments made in the first Contract year may be limited to the greater of double your initial purchase payment or $25,000. In any Contract year after the first, we reserve the right not to accept purchase payments in excess of twice the amount of purchase payments made in the first Contract year. Any purchase payments over this amount, or any purchase payments that would cause the accumulated value of your Contract to exceed $1,000,000, will be accepted after our prior approval.

You can make purchase payments at any time prior to:

     *    the annuity date;
     *    full surrender of the Contract; or
     *    your death or the death of the annuitant.

Allocation of Purchase Payments

You specify how you want your purchase payments allocated. You may allocate each purchase payment to one or more of the Investment Funds. However, the requested allocations must be in whole number percentages and total 100%. The minimum initial allocation to any Investment Fund must be at least $500. You can change the allocation instructions for future purchase payments. If any of the investment options are no longer offered by us when you make an allocation, we will contact you to secure new allocations.

If the application is in good order, your initial purchase payment will be credited within two business days after we receive your application. However, if your application is not in good order (missing information, etc.), we may retain the initial purchase payment for up to five business days while attempting to complete the application. If the application cannot be made in good order within five business days, the initial purchase payment will be returned immediately to you unless you consent in writing to us retaining the initial purchase payment until the application is in good order. Subsequent purchase payments are credited within one business day.

Our business days are each day when both we and the New York Stock Exchange are open for business. Our business day ends when the New York Stock Exchange closes, usually 4:00 PM Eastern Time.

Account Continuation

Your Contract does not require continuing purchase payments and will stay in force until the earlier of the annuity date, surrender of the Contract, or your death or the death of the annuitant as long as your accumulated value is sufficient to pay fees and charges. Purchase payments may be resumed at any time prior to the annuity date, surrender, your death or the death of the annuitant.

                               INVESTMENT OPTIONS

The Contract gives you the choice of allocating purchase payments to one or more of the Investment Funds listed below. Additional Investment Funds may be available in the future.

The Investment Funds have a separate prospectus that is provided with this Prospectus. You should read the Investment Fund Prospectus before you decide to allocate your assets to the Investment Fund.

AIM Variable Insurance Funds, Inc.

AIM Variable Insurance Funds, Inc. is a management investment company with multiple portfolios. AIM Advisors, Inc. is the investment adviser to each Portfolio. Each Portfolio pays Investment Management and Administration Fees to AIM Advisors, Inc. The following Portfolios will be available under your contract:

Separate Account 26:

        AIM V.I. Diversified Income Fund
        AIM V.I. Government Securities Fund
        AIM V.I. Money Market Fund

Separate Account 27:

        AIM V.I. Capital Appreciation Fund
        AIM V.I. Global Growth and Income Fund
        AIM V.I. International Equity Fund
        AIM V.I. Telecommunications Fund

THERE IS NO ASSURANCE THAT ANY OF THE INVESTMENT FUNDS WILL ATTAIN THEIR RESPECTIVE STATED OBJECTIVES, OR THAT ATTAINMENT CAN BE SUSTAINED.

Transfer Privilege

At any time during the accumulation period you may transfer all or part of your accumulated value to any of the Investment Funds, subject to the following conditions:

     (1) transfers must be made by written request in good order completed by you;

     (2) transfers from an Investment Fund must be for at least $500, or the entire amount if less than $500;

     (3) any accumulated value remaining in an Investment Fund may not be less than $500, or the request may be treated as a request to transfer the entire amount in that Investment Fund; and

     (4) currently, you may make up to twelve transfers in a year (one per calendar month). This limitation does not apply to transfers made under the dollar cost averaging program.

Transfers involving an Investment Fund may further be limited by additional terms and conditions imposed by the Investment Funds. You must instruct us as to what amounts you want transferred from each Investment Fund. A transfer will be effective on the date we receive your transfer request at the price next determined after receipt of the request for transfer. We may revoke or modify the transfer privilege at any time, including the minimum amount for a transfer and the transfer charge, if any.

Dollar Cost Averaging

The dollar cost averaging program allows you to systematically transfer a set amount from a selected Investment Fund to any of the other Investment Funds. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations.

Dollar cost averaging does not assure a profit and does not protect you against loss in declining markets. Since dollar cost averaging involves continuous investment in securities regardless of fluctuating price levels of such securities, you should consider your financial ability to continue the dollar cost averaging program through periods of fluctuating price levels.

Under the dollar cost averaging program you must designate at least $2,000 for investment. Transfers from the AIM V.I. Money Market Fund, AIM V.I. Global Growth and Income Fund, AIM V.I. Diversified Income Fund and the AIM V.I. Government Securities Fund will continue until the dollar amount requested has been transferred or the accumulated value in the Investment Fund or Guarantee Period is exhausted, whichever is sooner. Dollar cost averaging transfer allocations to an Investment Fund which is no longer offered will remain in that Investment Fund until you change the allocation instructions.

Transfers made under the dollar cost averaging program are not taken into account in determining any applicable transfer fee. We reserve the right to modify, suspend, or terminate the dollar cost averaging program at any time.

Additions, Deletions or Substitutions of Investments

We may substitute one of the Investment Funds you have selected with another Investment Fund. We would not do this without the prior approval of the Securities and Exchange Commission. We may also limit further investment in an Investment Fund. We will give you notice of either of these actions.

                             CHARGES AND DEDUCTIONS

The full amount of your initial purchase payment, less any applicable tax, is invested in the investment option(s) you choose.

Administrative Charges

Annual Contract Fee. On the last day of each Contract year, we deduct an annual Contract fee, which we refer to as an account fee, to compensate us for expenses relating to the issue and maintenance of your Contract and your account. For Contract years ending prior to December 31, 1999, we will deduct the lesser of $30 or 2% of the accumulated value of your Contract if your accumulated value is less than $20,000. Afterwards, this fee may be adjusted annually subject to the following:

     * in no event will the fee be adjusted by more than the amount that reflects the change in the Consumer Price Index since December 31, 1992; and

     *    in no event will it exceed $50.

The account fee will be waived if your Contract has an accumulated value of $20,000 or more. We will deduct the account fee if you make a full surrender of your Contract or upon your death or the annuitant's death.

During the income phase, the account fee will be deducted in equal amounts from each variable annuity payment made during the year. This deduction will not be made from fixed annuity payments.

An administrative expense charge is deducted at the end of each valuation period (during both the accumulation period and after annuity payments begin) at an annual rate of 0.15% to reimburse us for those administrative expenses attributable to your Contract, your account, and the separate accounts which exceed the revenues received from the account fee. We believe the administrative expense charge and the account fee have been set at a level that will recover no more than the actual costs of administering your Contract.

Special Handling Fees

We reserve the right to charge a special handling fee to recover costs associated with certain activities and requests. These activities and requests include: wire transfer charges ($11.50), checks returned to us for insufficient funds ($15), minimum distribution calculations ($10), annuitization calculations in excess of four annually ($10), duplicate contracts ($25), and additional copies of confirmation notices or quarterly statements (currently no charge).

We do not expect to profit from these charges.

Surrender Charge (Contingent Deferred Sales Charge)

We may deduct a surrender charge on certain surrenders and withdrawals to cover our expenses relating to the sale of the Contracts, including commissions to registered representatives and other promotional expenses.

When you make a full surrender of your Contract or partial withdrawal of accumulated value, we will apply a surrender charge to the gross withdrawal amount. This surrender charge will apply to purchase payments made within seven complete years measured from the date the purchase payment is received by us. The surrender charge schedule is as follows:

     Complete Years Since Receipt                     Surrender
     of  Purchase Payment                          Charge Percentage
     --------------------                          -----------------
              0                                            7%
              1                                            6%
              2                                            5%
              3                                            4%
              4                                            3%
              5                                            2%
              6                                            1%
              7+                                           0%

When you make a surrender or partial withdrawal, the amounts that you withdraw will be done on a "first in first out" (FIFO) basis. Purchase payments which we received more than seven years before the date of your withdrawal will not be subject to a surrender charge. If you withdraw all of your purchase payments, further withdrawals will be made from your earnings without incurring a surrender charge. If your accumulated value is less than the purchase payments subject to a surrender charge, the surrender charge will only be applied to your accumulated value.

We will not assess a surrender charge in the event of annuitization with us after three Contract years, or on death of the annuitant. Currently, however, we assess surrender charges upon annuitization within three Contract years only if Annuity Option 4 (Income for a Fixed Period) is chosen with annuity payments for a period of less than ten years.

If revenues from surrender charges are not sufficient to cover certain sales-related expenses, we will bear the shortfall. If the revenues from surrender charges exceed such expenses, we will retain the excess. We do not currently believe that the surrender charge revenues will cover the expected sales-related expenses.

Charge-Free Amounts

You can withdraw up to 10% of your accumulated value each year without incurring a surrender charge. We refer to this as the 10% free amount. The annual 10% free amount will be equal to 10% of the accumulated value on the date that the first withdrawal is made each year.

The 10% free amounts withdrawn will not reduce the purchase payments still subject to a surrender charge. The 10% free amount does not apply upon full surrender and is not cumulative.

Mortality and Expense Risk Charge

During the accumulation period and after annuity payments begin, we deduct a charge for mortality and expense risk at the end of each valuation period as a percentage of the accumulated value in the Divisions. This charge is 1.25% annually (1.00% for mortality risk and .25% for expense risk).

The mortality risk that we assume is that annuitants may live for a longer period of time than estimated when the guarantees in your Contract were established. Because of these guarantees, each payee is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk that we assume also includes a guarantee to pay a death benefit if the annuitant dies before the annuity date. The expense risk that we assume is the risk that the surrender charge and administrative charges will be insufficient to cover actual future expenses.

Transfer Fees

For each transfer in excess of twelve during the Contract year, we reserve the right to charge an amount equal to the lesser of $25 or 2% of the amount transferred. Currently, Contract owners are limited to no more than twelve transfers per year. Transfers made under the dollar cost averaging program are not included in determining the amount of transfers.

Fees and Expenses of the Funds

There are deductions from and expenses paid out of the assets of the various Investment Funds which are described in the "Summary of Contract Fees and Expenses" in this Prospectus.

Premium Tax

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the value of your Contract for them. Some of these taxes are due when your Contract is issued, and others are due when annuity payments begin. When a premium tax is due at the time you make a purchase payment, we will deduct from the payment such tax. Premium taxes generally range from 0% to 3.5%, depending on the state.

We reserve the right to defer or waive the charge assessed for premium tax in certain jurisdictions until your Contract is surrendered or until your death. We will notify you in writing before exercising our right to collect deferred premium tax from the accumulated value.

                                VARIABLE ACCOUNT
Accumulation Units

We will establish an account in your name for each Division to which you allocate purchase payments or transfer amounts. Purchase payments and transfer amounts are allocated to Divisions and credited in the form of accumulation units.

The number of accumulation units credited to each account is determined by dividing the purchase payment or transfer amount for the account by the value of an accumulation unit for that Division for the valuation period during which the purchase payment or transfer request is credited. The number of accumulation units in any account will be increased at the end of a valuation period by any purchase payments allocated to the corresponding Division during that valuation period and by any accumulated value transferred to that Division from another Division or from a guarantee period during that valuation period. The number of accumulation units in any account will be decreased at the end of a valuation period by any transfers of accumulated value out of the corresponding Division, by any partial withdrawals or surrenders from that Division, and by any administrative charges or surrender charge deducted from that Division during that valuation period.

Value of Accumulation Units

The value of accumulation units in each Division will vary from one valuation period to the next depending upon the investment results of the particular Division. The value of an accumulation unit for each Division was arbitrarily set at $12 for the first valuation period. The value of an accumulation unit for any subsequent valuation period is determined by multiplying the value of an accumulation unit for the immediately preceding valuation period by the net investment factor for such Division for the valuation period for which the value is being determined.

Net investment factor

Each business day we will calculate each Division's net investment factor. A Division's net investment factor measures its investment performance during a valuation period. The net investment factor for each Division for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

     Where (a) is: (1) the net asset value per share of an Investment Fund share held in the Division determined at the end of the current valuation period, plus (2) the per share amount of any dividend or capital gain distribution made by an Investment Fund on shares held in the Division
     If the "ex-dividend" date occurs during the current valuation period.

     Where (b) is: the net asset value per share of an Investment Fund share held in the Division determined as of the end of the immediately preceding valuation period.

     Where (c) is: a factor representing the charges deducted from the Division on a daily basis for mortality and expense risks and administrative expenses. Such factor is equal, on an annual basis, to 1.40% (1.25% for mortality and expense risk and 0.15% for administrative expenses).

The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same. The value of an annuity unit, described in the Statement of Additional Information, is also affected by the net investment factor.

                              ACCESS TO YOUR MONEY

You can have access to the money in your Contract:

     *    by making a withdrawal (either a partial or a complete withdrawal);

     *    when a death benefit is paid; or

     *    by electing to receive annuity payments.

Surrenders and Partial Withdrawals

You may surrender your Contract or make a partial withdrawal to receive all or part of the accumulated value of your Contract at any time before you begin receiving annuity payments and while the annuitant is living.

A full surrender will result in a cash withdrawal payment equal to the accumulated value of your Contract, less any surrender charge. If you request a partial withdrawal, it will result in a reduction in your accumulated value equal to the amount you receive plus any applicable surrender charge.

There is no limit on the frequency of partial withdrawals. In the case of a partial withdrawal, you must instruct us as to the amounts to be withdrawn from each Division. However, the minimum amount that you may withdraw is $500 or, if less, your entire balance in the Division.

If, after the withdrawal (and deduction of any applicable surrender charge), the amount remaining in the Division is less than $500, we may treat the partial withdrawal as a withdrawal of the entire amount held in the Division. If a partial withdrawal plus any applicable surrender charge would reduce the accumulated value to less than $500, we may treat the partial withdrawal as a full surrender of your Contract.

The amount you receive can be less than the amount requested if your accumulated value is insufficient to cover applicable charges. Any withdrawal request cannot exceed the accumulated value of your Contract.

We will, upon request, provide you with an estimate of the amounts that would be payable in the event of a full surrender or partial withdrawal. We reserve the right to charge a reasonable fee to recover the administrative expenses associated with these requests.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make. If at the time you make a written request for a full surrender or a partial withdrawal, you do not provide us with a written election not to have Federal income taxes withheld, we must by law withhold such taxes and any applicable state taxes from the taxable portion of any surrender or withdrawal.

Systematic Withdrawal Plan

We administer a systematic withdrawal plan ("SWP") which allows you to authorize periodic withdrawals during the accumulation period. If you enter into a SWP agreement, you will instruct us to withdraw selected amounts from your Contract on a monthly, quarterly, semiannual or annual basis. Currently, the SWP is available if you request a minimum $200 periodic withdrawal. Amounts withdrawn may be subject to a surrender charge. Withdrawals taken under the SWP may also be subject to the 10% Federal penalty tax on early withdrawals and to income taxes. The SWP may be terminated at any time by you or us.



                                  DEATH BENEFIT

In every case of death, we must receive proof of your death or the death of the annuitant before we are obliged to act. The annuitant is the person whose life we look to when we make annuity payments. For purposes of the death benefit, if the owner is not an individual, the annuitant shall be treated as the owner.

Death of a Contract Owner who is the Annuitant.

If you die during the accumulation phase, the death benefit will become payable to your beneficiary. If your surviving spouse is the beneficiary, the spouse may continue the Contract as the new owner and annuitant. The death benefit, if more than the accumulated value, will be paid to the surviving spouse by crediting the Contract with an amount equal to the difference between the death benefit and the accumulated value. The amount equal to the difference between the death benefit and the accumulated value will be allocated to the Divisions as indicated on the Contract application or as subsequently changed by a Written Request from you.

If you die during the income phase, we will not pay a death benefit under the Contract and any remaining payments will be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract owner's death.

Death of a Contract Owner who is not the Annuitant.

If a you die during the accumulation phase, the accumulated value, less any applicable administration fees or surrender charge, will be distributed to the beneficiary. However, if the surviving spouse is the annuitant or your beneficiary, the spouse may continue the Contract as the new owner.

If you die during the income phase, we will not pay a death benefit and the Contract must continue to be distributed at least as rapidly as the method of distribution being used as of the date of your death.

Death of the Annuitant who is not a Contract Owner.

If the annuitant dies during the accumulation phase and before you or any joint owner, the death benefit is paid to the beneficiary.

If the annuitant dies during the income phase, we will not pay a death benefit except as may be provided under the annuity option elected.

Death of a Joint Owner

If any joint owner dies during the accumulation phase, the Contract must be distributed. Joint ownership must be limited to spousal joint ownership. For the Contract to continue under the spousal beneficiary exception, the owner's beneficiary designation must read "surviving spouse". If the surviving spouse is not the owner's beneficiary, the Contract will be distributed.

If the joint owner who is not the annuitant dies, the beneficiary will receive the accumulated value less any applicable administrative charges and surrender charges. If the joint owner who is the annuitant dies, the beneficiary will receive the death benefit.

If any joint owner dies during the income phase, the Contract must continue to be distributed at least as rapidly as the method of distribution prior to the joint owner's death. If the deceased joint owner was also the annuitant, no death benefit will be payable under the Contract, except as may be provided under the annuity option elected.

Payment of Death Benefit

Payments made under the death benefit provisions will be made in one lump sum and must be made within five years after the date of death of a Contract owner or annuitant. If the beneficiary makes a Written Request within one year of the owner's or annuitant's death, the proceeds may be applied to create an immediate annuity for the beneficiary, who will be the owner and annuitant. Payments under the annuity, or under any other method of payment we make available, must be for the life of the beneficiary, or for a number of years that is not more than the life expectancy of the beneficiary (as determined for Federal tax purposes) at the time of an owner's or annuitant's death, and must begin within one year after an owner's or annuitant's death.

The death benefit will be paid or credited within seven days of receipt of due proof of death and a Written Request for payment at the Annuity Service Office, except as we may be permitted to defer such payment in accordance with applicable Federal law and state insurance law.

Amount of Death Benefit

The death benefit will be the gross death benefit described below, less any applicable administrative charges. The surrender charge is not applicable in the event of the annuitant's death.

The gross death benefit during the first six Contract years will be equal to the greater of: (a) the accumulated value on the date due proof of death and a Written Request for payment are received at our Annuity Service Office or (b) the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals. During any subsequent six Contract year period, the gross death benefit will be the greater of: (a) the accumulated value on the date due proof of death is received at our Annuity Service Office or (b) the death benefit on the last day of the previous six Contract year period, plus any purchase payments made, and less any amount deducted in connection with partial withdrawals since then.

If the Contract is issued on or after the annuitant's 75th birthday, the gross death benefit will be the accumulated value on the date due proof of death and a Written Request for payment are received at our Annuity Service Office.

                               ANNUITY PROVISIONS

The accumulated value on the annuity date, less any applicable administration charges, surrender charge and premium tax will be applied to an annuity option. If the annuity date of the Contract occurs within the first three Contract years, surrender charges may be deducted upon annuitization. Currently, we assess surrender charges only if Annuity Option 4 (Income for a Fixed Period) is chosen with annuity payments lasting for a period of less than ten years. Annuity payments may be made on a fixed or variable basis as elected by you.


Annuity Date

Annuity payments will begin on the annuity date, unless your Contract has been surrendered or the proceeds have been paid to the designated beneficiary prior to that date. The annuity date must be no later than the annuitant's 85th birthday. Under certain qualified arrangements, distributions may be required before the annuity date. You may change the annuity date.

Annuity Options

The annuity option may be elected or changed, if it was not irrevocable, by written request, provided the annuitant is still alive. Election of an annuity option must be made before thirty days before the annuity date.

Currently, the minimum amount which you may apply under an annuity option is $5,000 and the minimum annuity payment is $50. If the accumulated value of your Contract is less than $5,000 when the annuity date arrives, we will make a lump sum payment of the remaining amount to you. If at any time payments are, or become, less than $50, we may change the frequency of payments to intervals that will result in payments of at least $50. We reserve the right to change these requirements.

The following options are currently available:

     Option 1 - Life Annuity - An annuity payable in monthly, quarterly, semi-annual or annual payments during the lifetime of the annuitant, ceasing with the last installment due prior to the death of the annuitant. Since there is no provision for a minimum number of payments under this annuity option, the payee would receive only one payment if the annuitant died prior to the due date of the second payment, two payments if the annuitant died prior to the due date of the third payment, etc.

     Option 2 - Life Annuity with 60, 120, 180, or 240 Monthly Payments Guaranteed - An annuity payable in monthly, quarterly, semi-annual, or annual payments during the lifetime of the annuitant, with the guarantee that if, at the death of the annuitant, payments have been made for less than 60 months, 120 months, 180 months, or 240 months, as elected, payments will be continued to the beneficiary during the remainder of the elected period.

     Option 3 - Joint and Survivor Income for Life - An annuity payable in monthly, quarterly, semi-annual, or annual payments while both the annuitant and a second person remain alive, and thereafter during the remaining lifetime of the survivor, ceasing with the last installment due prior to the death of the survivor. If the primary payee dies after payments begin, full payments or payments of 1/2 or 2/3, (whichever you elected when applying for this option) will continue to the other payee during his or her lifetime. Since there is no provision for a minimum number of payments under Annuity Option 3, the payees would receive only one payment if both the annuitant and the second person died prior to the due date of the second payment, two payments if they died prior to the due date of the third payment, etc.

     Option 4 - Income for a Fixed Period - An annuity payable in annual, semiannual, quarterly, or monthly payments over a specified number of years, not less than five nor more than thirty. When a variable annuity basis is selected, a mortality and expense risk charge continues to be assessed, even though we incur no mortality risk under this option.

With respect to any Option not involving a life contingency (e.g., Option 4 - Income for a Fixed Period), you may elect to have the present value of the guaranteed monthly annuity payments remaining, as of the date we receive proof of the claim, commuted and paid in a lump sum.

Value of Variable Annuity Payments

The dollar amount of your payment from the Division(s) will depend upon four things:

     * the value of your Contract in the Division(s) on the annuity commencement date;

     * the 4% assumed investment rate used in the annuity table for the Contract; and

     *    the performance of the Investment Funds you selected; and

     * if permitted in your state and under the type of Contract you have purchased, the age and sex of the annuitant(s).

If the actual performance exceeds the 4% assumed rate plus the deductions for expenses, your annuity payments will increase. Similarly, if the actual performance is less than 4% plus the amount of the deductions, your annuity payments will decrease.

The value of all payments (both guaranteed and variable) will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

The method of computation of variable annuity payments is described in more detail in the Statement of Additional Information.

                              FEDERAL TAX MATTERS

NOTE: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. We have included in the Statement of Additional Information an additional discussion regarding taxes.

Annuity Contracts in General

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you are taxed depending on how you take the money out and the type of contract - qualified or non-qualified (see following sections).

Under non-qualified contracts, you, as the owner, are not taxed on increases in the value of your contract until a distribution occurs - either as a withdrawal or as annuity payments. When you make a withdrawal, you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and is not taxed. The remaining portion of the annuity payment is treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your purchase payments are fully includible in income.

When a non-qualified contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the contract as an agent for a natural person), the contract will generally not be treated as an annuity for tax purposes.

Qualified and Non-Qualified Contracts

If you purchase the Contract as an individual and not under any pension plan, specially sponsored program or an individual retirement annuity, your Contract is referred to as a non-qualified Contract.

If you purchase the Contract under a pension plan, specially sponsored program, or an individual retirement annuity, your Contract is referred to as a qualified Contract. Examples of qualified plans are: Individual Retirement Annuities
(IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), and pension and profit-sharing plans, which include 401(k) plans and H.R. 10 Plans.

Withdrawals -  Non-Qualified Contracts

If you make a withdrawal from your Contract, the Code treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includible in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

     (1)  paid on or after the taxpayer reaches age 59 1/2;

     (2)  paid after you die;

     (3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

     (4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

     (5)  paid under an immediate annuity; or

     (6)  which come from purchase payments made prior to August 14, 1982.

Withdrawals -  Qualified Contracts

The above information describing the taxation of non-qualified Contracts does not apply to qualified Contracts. There are special rules that govern with respect to qualified Contracts. We have provided a more complete discussion in the Statement of Additional Information.

Withdrawals -  Tax-Sheltered Annuities

The Code limits the withdrawal of purchase payments made by owners from certain Tax-Sheltered Annuities. Withdrawals can only be made when an owner:

         (1)      reaches age 59 1/2;
         (2)      leaves his/her job;
         (3)      dies;
         (4)      becomes disabled (as that term is defined in the Code); or
         (5)      in the case of hardship.

However, in the case of hardship, the owner can only withdraw the purchase payments and not any earnings.

Diversification

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the Investment Funds are managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, are considered the owner of the shares of the Investment Funds. If you are considered owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent owners are permitted to select Investment Funds, to make transfers among the Investment Funds or the number and type of Investment Funds owners may select from without being considered owner of the shares. If any guidance is provided which is considered a new position, then the guidance is generally applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Contract, could be treated as the owner of the Investment Funds.

Section 403(b) Plans

Under Code Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes.

Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. Income attributable to elective contributions may not be distributed in the case of hardship. Distributions prior to age 59 1/2 due to separation from service or financial hardship are subject to the nondeductible 10% penalty tax for premature distributions, in addition to income tax.

The Investment Company Act of 1940 has distribution requirements which differ from the requirements of Code Section 403(b) set forth above. However, these Contracts are being offered in reliance upon, and in compliance with, the provisions of no-action letter number IP-6-88 issued by the Securities and Exchange Commission to the American Council of Life Insurance. The no-action letter allows the Separate Account to apply the restrictions created by Code
Section 403(b)(11) as long as specified steps, such as this disclosure, are taken to ensure Contract Owners are aware of the Code restrictions. Security Equity believes it is in compliance with the provisions of the no-action letter.

Corporate Pension and Profit Sharing Plans and H.R. 10 Plans

Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plans. Adverse tax consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments.

Deferred Compensation Plans

Code Section 457 provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. With respect to non-governmental
Section 457 plans, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer. Distributions are taxable in full. Depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its
Section 457 plan obligations. These plans are subject to various restrictions on contributions and distributions.

Due to the uncertainty in this area, we reserve the right to modify the Contract in an attempt to maintain favorable tax treatment.

                            YIELDS AND TOTAL RETURNS

We periodically advertise performance of the various Divisions. We will calculate performance by determining the percentage change in the accumulated value for selected periods. This performance number reflects the deduction of the insurance charges. It does not reflect the deduction of any surrender charge. The deduction of any surrender charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the mortality and expense charges, and surrender charges.

We may, from time to time, include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

OTHER INFORMATION

The Separate Accounts

Separate Account 26 was established on February 10, 1994 and Separate Account 27 was established on August 11, 1994, pursuant to authorization by our Board of Directors. The Separate Accounts are registered as unit investment trusts with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). Such registration does not involve supervision of the management, investment practices, policies of the Separate Accounts, or of us by the SEC.

Purchase payments may be received by the Separate Accounts from individual variable annuity contracts that are qualified Contracts entitled to favorable tax treatments under the Code and also from individual variable annuity contracts not entitled to any special tax benefits. Any such purchase payments are pooled together and invested separately from our General Account (the general assets of the insurance company other than separate account assets). The persons participating in the variable portion of these Contracts look to the investment experience of the assets in the Separate Accounts.

Under New York law, the net assets of the Separate Accounts are held for the exclusive benefit of the owners of the Contracts and for the persons entitled to annuity payments which reflect the investment results of the Separate Accounts. That portion of the assets of each Separate Account equal to the reserves and other liabilities under the Contracts participating in it is not chargeable with liabilities arising out of any other business that we may conduct. The income, gains, and losses, whether or not realized, from the assets of each Investment Fund of a Separate Account are credited to or charged against that Investment Fund without regard to any other income, gains, or losses.

Separate Accounts 26 and 27 currently have Divisions which each invests in one of the following corresponding Investment Funds:

Separate Account 26:

         *        AIM V.I. Diversified Income Fund
         *        AIM V.I. Government Securities Fund
         *        AIM V.I. Money Market Fund

Separate Account 27:

         *        AIM V.I. Capital Appreciation Fund
         *        AIM V.I. Global Growth and Income Fund
         *        AIM V.I. International Equity Fund
         *        AIM V.I. Telecommunications Fund
These are the only Investment Funds currently available under the Contracts.

Principal Underwriter

Cova Life Sales Company ("Life Sales"), One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644, acts as the distributor of the Contracts.
Life Sales is one of our affiliates. Life Sales will pay distribution compensation to selling broker/dealers in varying amounts which under normal circumstances are not expected to exceed 6.25% of purchase payments for such Contracts.

Voting Rights

We are the legal owner of the Investment Fund shares. However, we believe that when an Investment Fund solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

Written Notice or Written Request

A written notice or written request is any notice or request that you send to us requesting any changes or making any request affecting your Contract. Such a request or notice must be in a format and content acceptable to us.

Assignments and Changes of Ownership

With respect to nonqualified individual Contracts, an assignment or change in ownership of the Contract or of any interest in it will not bind us unless:

     (1)  it is made in a written instrument;

     (2) the original instrument or a certified copy is filed at our Annuity Service Office; and

     (3)  we send you a receipt.

We are not responsible for the validity of any assignment. If a claim is based on an assignment or change of ownership, proof of interest of the claimant may be required. A valid assignment will take precedence over any claim of a beneficiary. Any amounts due under a valid assignment will be paid in one lump sum.

With respect to all other Contracts, the Contract Owner may not transfer, sell, assign, discount, or pledge a Contract for a loan or a security for the performance of an obligation or any other purpose, to any person other than to us at our Annuity Service Office.

Ownership

You, as the owner of the Contract, have all the rights under the Contract. Prior to the Annuity Commencement Date, the owner is as designated at the time the Contract is issued, unless changed. If there are joint owners, any rights of ownership must be done by joint action.

The Beneficiary

The beneficiary is the person or legal entity that may receive benefits under the Contract in the event of the annuitant's or your death. The original beneficiary is named in the Contract Application. Subject to any assignment of a Contract, you may change the beneficiary designation during the lifetime of the annuitant by the filing of a written request acceptable to us at our Annuity Service Office. If Annuity Option 3 (Joint and Survivor Income for Life) is selected, the designation of the second annuitant may not be changed after annuity payments begin. If the beneficiary designation is changed, we reserve the right to require that the Contract be returned for endorsement. A beneficiary who becomes entitled to receive benefits under the Contract may also designate, in the same manner, a second beneficiary to receive any benefits which may become payable under the Contract to him or her by reason of the primary beneficiary's death. If a beneficiary has not been designated by you or if a beneficiary so designated is not living on the date a lump sum death benefit is payable or on the date any annuity payments are to be made, the beneficiary shall be your estate.

Deferment of Payment

We may be required to suspend or postpone payments for surrenders or transfers for any period when:

     1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     2.   trading on the New York Stock Exchange is restricted;

     3. an emergency exists as a result of which disposal of shares of the Investment Funds is not reasonably practicable or we cannot reasonably value the shares of the Investment Funds;

     4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

Year 2000

We have developed and initiated plans to assure that our computer systems will function properly in the year 2000 and later years. These efforts have included receiving assurances from outside service providers that their computer systems will also function properly in this context. Included within these plans are the computer systems of the advisers and sub-advisers of the various investment portfolios underlying the Separate Account.

Although an assessment of the total cost of implementing these plans has not been completed, the total amounts to be expended are not expected to have a material effect on our financial position or results of operation. We believe that we have taken all reasonable steps to address these potential problems. There can be no assurance, however, that the steps taken will be adequate to avoid any adverse impact.

Financial Statements

The financial statements for Security Equity and both Separate Accounts 26 and 27 (as well as the auditors' reports thereon) are included in the Statement of Additional Information.

Statement of Additional Information - Table of Contents

A Statement of Additional Information is available which contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for that Statement:

COMPANY

EXPERTS

LEGAL OPINIONS

DISTRIBUTION

PERFORMANCE INFORMATION
      Total Return
      Money Market Yield Calculation
      Yields of Other Divisions
      Historical Unit Values
      Effect of the Annual Contract Fee

FEDERAL TAX STATUS
      General
      Diversification
      Multiple Contracts
      Contracts Owned by Other than Natural Persons
      Tax Treatment of Assignments
      Income Tax Withholding
      Tax Treatment of Withdrawals - Non-Qualified Contracts
      Qualified Plans
      Tax Treatment of Withdrawals - Qualified Contracts
      Tax-Sheltered Annuities - Withdrawal Limitations

ANNUITY PROVISIONS
      Computation of the Value of an Annuity Unit
      Determination of the Amount of the First Annuity Installment Determination of the Fluctuating Values of the Annuity Installments

GENERAL MATTERS
      Incorrect Age or Sex
      Annuity Data
      Quarterly Reports
      Incontestability
      Ownership

SAFEKEEPING OF ACCOUNT ASSETS

STATE REGULATION

RECORDS AND REPORTS

LEGAL PROCEEDINGS

OTHER INFORMATION

FINANCIAL STATEMENTS


                                APPENDIX

CONDENSED FINANCIAL INFORMATION

ACCUMULATION UNIT VALUE HISTORY

The following schedules includes accumulation unit values for the periods indicated. This data has been extracted from the Separate Accounts' Financial Statements. This information should be read in conjunction with the Separate Accounts' Financial Statements and related notes which are included in the Statement of Additional Information.

                SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SIX AND
                 SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SEVEN

                        CONDENSED FINANCIAL INFORMATION

           For the six-month period ended June 30, 1999 (Unaudited and for the years ended December 31, 1998 and 1997)

- ------------------------------------------------------------------------------

                                                                                                     ACCUMULATION
                                                                                  ACCUMULATION       UNIT VALUE:     TOTAL UNITS
                                                                                  UNIT VALUE:           END OF       OUTSTANDING,
                                                                              BEGINNING OF PERIOD*      PERIOD      END OF PERIOD
                                                                              --------------------   ------------   --------------
SEPARATE ACCOUNT TWENTY-SIX:
  Money Market Division...............................................  6/30/99      12.68              12.84           41,086
                                                                        1998         12.26              12.68           14,605
                                                                        1997           N/A              12.26           15,631

  Variable Strategic Income Division..................................  6/30/99      14.32              13.88           10,509
                                                                        1998         14.61              14.32           45,701
                                                                        1997         13.82              14.61           44,913

  Variable U.S. Government Income Division............................  6/30/99      13.67              13.16            2,000
                                                                        1998         12.71              13.67            2,000
                                                                        1997         12.00              12.71            2,518

SEPARATE ACCOUNT TWENTY-SEVEN:
  Variable New Pacific Division.......................................  6/30/99       7.55               8.77           16,137
                                                                        1998          8.96               7.55           20,703
                                                                        1997         15.43               8.96           28,896
                                                                        1996         11.95              15.43           59,302

  Variable Europe Division............................................  6/30/99      19.93              18.59           12,341
                                                                        1998         19.93              19.93            5,647
                                                                        1997         15.34              19.93            8,163

  Variable America Division...........................................  6/30/99      15.59              18.19           11,681
                                                                        1998         14.62              15.59           11,055
                                                                        1997         12.90              14.62            6,419
                                                                        1996         11.03              12.90            2,236

  Variable Growth & Income Division...................................  6/30/99      16.37              15.76            2,879
                                                                        1998         13.88              16.37            2,879
                                                                        1997         12.00              13.88            2,116

  Variable Latin America Division.....................................  6/30/99       8.59              11.27           10,724
                                                                        1998         14.94               8.59           10,724
                                                                        1997         13.23              14.94           13,385

  Variable Telecommunications Division................................  6/30/99      18.06              22.41           35,250
                                                                        1998         14.99              18.06           34,820
                                                                        1997         13.27              14.99           37,030
                                                                        1996         11.27              13.27           31,391

  Variable International Division.....................................  6/30/99      12.90              13.41            4,853
                                                                        1998         13.16              12.90            4,853
                                                                        1997         12.48              13.16            4,879

  Variable Emerging Markets Division..................................  6/30/99       7.04               9.15            2,750
                                                                        1998         11.31               7.04            2,750
                                                                        1997         13.30              11.31            5,161

  Variable Natural Resources Division.................................  6/30/99       8.98              10.32            5,916
                                                                        1998         13.59               8.98            5,916
                                                                        1997         13.60              13.59            6,760

  Variable Infrastructure Division....................................  6/30/99      13.88              14.84              953
                                                                        1998         13.24              13.88              953
                                                                        1997         12.79              13.24              780

- --------------
* At inception of Separate Account on September 7, 1995, except for the Variable Strategic Income Division, the Variable Europe Division, and the Variable Latin America Division, which commenced operations on January 30, 1996; the Variable Emerging Markets Division, which commenced operations on March 25, 1996; the Variable International Division, which commenced operations on April 9, 1996; the Money Market Division, which commenced operations on July 26, 1996; the Variable Natural Resources Division the Variable Infrastructure Division which commenced operations on August 26, 1996; the Variable Growth & Income Division which commenced operations on April 8, 1997; and the Variable U.S. Government Division which commenced operations on June 4, 1997.



                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                      INDIVIDUAL VARIABLE ANNUITY CONTRACT

                                    issued by

                       SECURITY EQUITY SEPARATE ACCOUNT 27

                                       AND

                     SECURITY EQUITY LIFE INSURANCE COMPANY



THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED ________, 1999, FOR THE INDIVIDUAL VARIABLE ANNUITY CONTRACT WHICH IS DESCRIBED HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE THE COMPANY AT: SECURITY EQUITY LIFE INSURANCE COMPANY, ____________ DEPARTMENT, P.O. BOX 208, ARMONK, NY 10504, (800) 533-8282.

THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED ___________, 1999.


                                TABLE OF CONTENTS
                                                                            Page

COMPANY

EXPERTS

LEGAL OPINIONS

DISTRIBUTION


PERFORMANCE INFORMATION
         Total Return
         Money Market Yield Calculation
         Yields of Other Divisions
         Historical Unit Values
         Effect of the Annual Contract Fee

FEDERAL TAX STATUS
         General
         Diversification
         Multiple Contracts
         Contracts Owned by Other than Natural Persons
         Tax Treatment of Assignments
         Income Tax Withholding
         Tax Treatment of Withdrawals - Non-Qualified Contracts
         Qualified Plans
         Tax Treatment of Withdrawals - Qualified Contracts
         Tax-Sheltered Annuities - Withdrawal Limitations

ANNUITY PROVISIONS
         Computation of the Value of an Annuity Unit
         Determination of the Amount of the First Annuity Installment Determination of the Fluctuating Values of the Annuity Installments

GENERAL MATTERS
         Incorrect Age or Sex
         Annuity Data
         Quarterly Reports
         Incontestability
         Ownership

SAFEKEEPING OF ACCOUNT ASSETS

STATE REGULATION

RECORDS AND REPORTS

LEGAL PROCEEDINGS

OTHER INFORMATION

FINANCIAL STATEMENTS



                                     COMPANY

Security Equity Life Insurance Company ("Security Equity") is a company domiciled in New York. It is a wholly-owned subsidiary of General American Life Insurance Company ("General American"), a stock insurance company domiciled in Missouri. Security Equity was incorporated in 1983 under the laws of the State of New York as a wholly-owned subsidiary of Security Mutual Life Insurance Company of New York. It was purchased by General American on December 31, 1993. Security Equity is licensed to do business in 40 states of the United States and the District of Columbia. The principal office of Security Equity is located at 84 Business Park Drive, Suite 303, Armonk, NY 10504. The telephone number is
(914) 273-1290.

Security Equity is principally engaged in writing individual and corporate owned life insurance policies and annuity contracts. Assets derived from such business should be considered by purchasers of variable annuity contracts only as bearing upon the ability of Security Equity to meet its obligations under the variable annuity contracts and should not be considered as bearing on the investment performance of the Separate Accounts.

                                     EXPERTS

Audited financial statements of Security Equity Life Insurance Company and Separate Accounts Twenty-Six and Twenty-Seven as of December 31, 1998 have been included in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

                               LEGAL OPINIONS

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.

                                  DISTRIBUTION

Cova Life Sales Company ("Life Sales"),   the  principal   underwriter  of  the
Contracts, is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.


                             PERFORMANCE INFORMATION
Total Return

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an accumulation unit based on the performance of a Division over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the accumulation unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the expenses for the underlying Investment Fund being advertised and any applicable surrender charges.

The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable surrender charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                                         n
                                P (1 + T) = ERV

Where:

P    = a hypothetical initial payment of $1,000

T    = average annual total return

n    = number of years

ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the time periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any surrender charge. The deduction of any surrender charge would reduce any percentage increase or make greater any percentage decrease.

Owners should note that the investment results of each Division will fluctuate over time, and any presentation of the Division's total return for any period should not be considered as a representation of what an investment may earn or what an owner's total return may be in any future period.

Money Market Yield Calculation

Advertisements and sales literature concerning the Contracts may report the "current annualized yield" for the Divisions of the Separate Accounts that invests in the AIM Money Market Fund,  without  taking into account any realized or unrealized gains or losses on shares in the Fund. The annualized yield is computed by:

(a) determining the net change after 7 days (exclusive of realized gains and losses on shares of the underlying Investment Fund or on its respective portfolio securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of 1 unit at the beginning of the period;

(b) dividing such net change in account value by the value of the account at the beginning of the 7-day period to determine the base period return; and

(c)  annualizing the result of this division on a 365-day basis.

The net change in account value reflects (1) net income from the Division attributable to the hypothetical account; and (2) charges and deductions imposed under the contract upon the hypothetical account. The charges and deductions include the per unit charges for mortality and expense risk, the administrative charge for the Division, and the annual contract fee. For the purpose of calculating current yields for a Contract, an average per unit contract fee is used, as described below. Current yield will be calculated according to the following formula:

     Current Yields = (NCF - ES/UV) X (365/7)

         Where:

          NCF = the net change in the value of one unit in the Division (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period specified.

          ES = per unit expenses for a hypothetical account having one unit over the 7-day period.

          UV   = the unit value for the first day of the 7-day period.

Security Equity advertisement and sales literature may also quote the "effective yield" of the Division investing in the AIM Money Market Fund for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:

                                                       365/7
                    Effective Yield = (1+((NCF-ES)/UV))       - 1,

         Where:

          NCF = the net change in the value of one unit in the Division (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period specified.

          ES = per unit expenses for a hypothetical account having one unit over the 7-day period.

          UV   = the unit value for the first day of the 7-day period.

Because of the charges and deductions imposed on units according to the terms of the Contract, the yield for the Money Market Fund will be higher than the yield for the Division.

Yields on amounts in the Money Market Fund will normally fluctuate on a daily basis. For that reason the yield for any past period is not an indication nor a representation of future yields. The actual yield for the Division is affected by changes in interest rates on money market securities, the average portfolio maturity of the underlying Fund, the types and qualities of portfolio securities held by the Fund, and the operating expenses of the Fund. Yields on amounts held in the Money Market Fund may also be presented for periods other than seven days.


Yields of Other Divisions

Advertisements and sales literature for the Contract may report the current annualized yield of one or more of the Divisions (other than the Money Market Division) for a 30-day or one-month period. The annualized yield of a Division refers to income generated by the Division during a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the Division during the specified period is assumed to be generated every 30-day or one-month period over a year. The yield is computed by:

(1) dividing the net investment income of the fund corresponding to the Division less expenses for the Division for the period; by

(2) the maximum offering price per unit of the Division on the last day of the period times the daily average number of units outstanding for the period; then

(3)  compounding that yield for a 6-month period; and then

(4)  multiplying that result by 2.

Expenses attributable to the Division include the mortality and expense risk charge, the administrative charge for the Division, and the annual contract fee. A contract fee of $2.50 is used to calculate the 30-day or one-month yield as in the following equation:

                                                     6
                      Yield = 2x((((N1-ES)/(UxUV))+1) - 1)

         Where:

          NI = net investment income of the Division for the 30-day or one-month period in question

          ES = expenses of the Division for the 30-day or one-month period

          U    = the average number of units outstanding

          UV = the unit value at the close of the last day in the 30-day or one- month period

Because of the charges and deductions imposed under the Contracts (ES in the equation) the yield for a Division will be lower than the yield for the corresponding Fund.

The yield on amounts in any Division will normally fluctuate. For that reason yields for any past periods are not indications nor representations of future yields. The actual yield for a Division is affected by the type and the quality of the portfolio securities held in the underlying Fund, and the operating expenses of the Fund.

Yield calculations do not take surrender charges into account, but such charges are deducted from amounts greater than ten percent of the Accumulated Value under a Contract if such amounts are withdrawn within the first six contract years after they were deposited.

Historical Unit Values

The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values.

In addition, the Company may distribute sales literature which compares the percentage change in accumulation unit values for any of the Divisions against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Division being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

Effect of the Annual Contract Fee

The Contract provides for the deduction each year of the lesser of $30 or 2% of an account's value provided the account value is less than $20,000. If the account value equals or exceeds $20,000, then no contract fee is charged. So that this charge can be reflected in yield and total return calculations it is assumed that the annual charge will be $30 and this charge is converted into a per-dollar, per-day charge based on the average Accumulated Value in the Separate Accounts of all the Contracts as of the last day of the period for which quotations are provided. The average value of Contracts in the Separate Accounts is assumed to be $20,000. The per-dollar, per-day average charge will be adjusted to reflect the assumptions underlying a particular performance quotation.

                               FEDERAL TAX STATUS

General

NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. THE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.
Section 72 of the Code governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Accounts are not a separate entity from the Company, and its operations form a part of the Company.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity Contracts. The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity Contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity Contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg.1.817-5), which established diversification requirements for the Investment Funds underlying variable Contracts such as the Contract. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an Investment Fund will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the option is represented by any one investment; (2) no more than 70% of the value of the total assets of the option is represented by any two investments; (3) no more than 80% of the value of the total assets of the option is represented by any three investments; and (4) no more than 90% of the value of the total assets of the option is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable Contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all Investment Funds underlying the Contracts will be managed in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Accounts will cause the Owner to be treated as the owner of the assets of the Separate Accounts, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the Separate Accounts. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Accounts resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owners being retroactively determined to be the owners of the assets of the Separate Accounts.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity Contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of Contracts. For purposes of this rule, Contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity Contract in any calendar year.

Contracts Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments

An assignment or pledge of a Contract may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign or pledge their Contracts.

Income Tax Withholding

All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 or Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or
c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or d) hardship withdrawals. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

Tax Treatment of Withdrawals - Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity Contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

Qualified Plans

The Contracts offered herein are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. Owners, Annuitants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

a.   Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations" below.) Employee loans are not allowable under the Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b.   Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     Roth IRAs

Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.
Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution.

Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

c.   Pension and Profit-Sharing Plans

Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Purchasers of Contracts for use with Pension or Profit Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Tax Treatment of Withdrawals - Qualified Contracts

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b)(Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m) (7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) distributions to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (h) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8)of the Code.) The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years on which the exception was used.

Generally, distributions from a qualified plan must begin no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Tax-Sheltered Annuities - Withdrawal Limitations

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59 1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect transfers between Tax-Sheltered Annuity Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

                               ANNUITY PROVISIONS

Computation of the Value of an Annuity Unit

The table of contractual guaranteed annuity rates is based on an assumed interest rate. The assumed interest rate is 4% for all contracts.

As a starting point, the value of a Separate Account 26 and 27 annuity unit was established at $12.00. The value of the annuity unit at the end of any subsequent business day is determined by multiplying such value for the preceding business day by the product of (a) the daily reduction factor (.99989256) once for each calendar day expiring between the end of the sixth preceding business day and the end of the fifth preceding business day and (b) the net investment factor for the fifth business day preceding such business day.

These daily reduction factors are necessary to neutralize the assumed net investment rate built into the annuity tables. Calculations are performed as of the fifth preceding business day to permit calculation of amounts and the mailing of checks in advance of their due date.

This may be illustrated by the following hypothetical example. Assuming that the net investment factor for the fifth preceding business day was 1.00176027, and assuming that the annuity unit value for the preceding business day was $12.20, then the annuity unit for the current business day is $12.22, determined as follows:

      1.00176027        $12.200000
      X .99989256       X 1.00165264
      -----------       ------------
      1.00165264        $12.2201622


Determination of the Amount of the First Annuity Installment

When annuity installments begin, the accumulated value of the Contract is established. This is the sum of the products of the values of an accumulation unit in each Division on the fifth business day preceding the annuity commencement date and the number of accumulation units credited to the Contract as of the annuity commencement date.

The Contract contains tables indicating the dollar amount of the first annuity installment under each form of variable annuity for each $1,000 of value of the Contract. The amount of the first annuity installment depends on the option chosen and the sex (if applicable) and age of the annuitant.

The first annuity installment is determined by multiplying the benefit per $1,000 of value shown in the tables in the Contract by the number of thousands of dollars of accumulated value of the Contract allocated to the Investment Fund.

If a greater first installment would result, Security Equity will compute the first installment on the same mortality basis as is used in determining such installments under individual variable annuity Contracts then being issued for a similar class of annuitants.

Determination of the Fluctuating Values of the Annuity Installments

The dollar amount of the first annuity installment, determined as described above, is translated into annuity units by dividing that dollar amount by the value of an annuity unit on the due date of the first annuity installment. The number of annuity units remains fixed and the amount of each subsequent annuity installment is determined by multiplying this fixed number of annuity units by the value of an annuity unit on the date the installment is due.

If in any month after the first the application of the above net investment factors produces a net investment increment exactly equivalent to the assumed annualized rate of 4%, then the payment in that month will not change. Since it is unlikely that it will be exactly equivalent, installments will vary up or down depending upon whether such investment increment is greater or less than the assumed annualized rate of 4%. A higher assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments (or a more rapidly falling series of subsequent annuity payments if the value of an annuity unit is decreasing). A lower assumption would have the opposite effect.

                                 GENERAL MATTERS

Incorrect Age or Sex

If the age at issue or sex of the annuitant as shown in the Contract is incorrect, any benefit payable under a supplemental agreement will be such as the premiums paid would have purchased at the correct age at issue and sex. After Security Equity begins paying monthly income installments, appropriate adjustment will be made in any remaining installments.

Annuity Data

Security Equity will not be liable for obligations which depend on receiving information from a payee until such information is received in a form satisfactory to Security Equity.

Quarterly Reports

Quarterly, Security Equity will give the contract owner a report of the current accumulated value allocated to each Division; and any purchase payments, charges, transfers, or surrenders during that period. This report will also give the contract owner any other information required by law or regulation. The contract owner may ask for a report like this at any time. The quarterly reports will be distributed without charge. Security Equity reserves the right to charge a fee for additional reports.

Incontestability

Security Equity cannot contest this Contract.

Ownership

The owner of the Contract on the contract date is the annuitant, unless otherwise specified in the application. The owner may specify a new owner by written notice at any time thereafter. During the annuitant's lifetime all rights and privileges under this Contract may be exercised solely by the owner.


                          SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Accounts is held by Security Equity. The assets are kept physically segregated and held separate and apart from Security Equity's general account assets. Records are maintained of all purchases and redemptions of eligible shares held by each of the Divisions of the separate account.

                                STATE REGULATION

Security Equity is a stock life insurance company organized under the laws of the State of New York, and is subject to regulation by the New York State
Insurance Department. An annual statement is filed with the New York State Insurance Department on or before March 1 of each year covering the operations and reporting on the financial condition of Security Equity as of December 31 of the preceding calendar year. Periodically, the New York State Insurance Department examines the financial condition of Security Equity, including the liabilities and reserves of the Separate Accounts.

In addition, Security Equity is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain contract rights and provisions depends on state approval or state filing and review processes. Where required by state law or regulation, the Contracts will be modified accordingly.

                               RECORDS AND REPORTS

All records and accounts relating to the Separate Accounts will be maintained by Security Equity or by its service provider, General American Life Insurance Company (or its wholly-owned, second tier subsidiary, Navisys). As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, Security Equity will mail to all contract owners at their last known address of record, at least semi-annually, reports containing such information as may be required under that Act or by any other applicable law or regulation.

                                LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Accounts are a party or to which the assets of the Separate Accounts are subject. Security Equity is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Separate Accounts.

                                OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments, and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                              FINANCIAL STATEMENTS

The  consolidated   financial  statements  of  the  Company included herein
should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

                   SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SIX

                      STATEMENTS OF ASSETS AND LIABILITIES
                                  (Unaudited)

                                  June 30, 1999


                                                                                                Variable          Variable U.S.
                                                                              Money             Strategic          Government
                                                                             Market              Income              Income
                                                                            Division            Division            Division
                                                                           ------------        ------------         -----------
Assets:
  Investments in GT Global Variable Investment Funds,
    at market value (see Schedule of Investments):                         $   526,262         $   146,054         $    26,363
  Receivable from GT Global Financial Services                                   2,079                   0                   0
                                                                             ----------          ----------          ----------
      Total assets                                                             528,341            146,054             26,363
                                                                             ----------          ----------          ----------

Liability:
  Payable to Security Equity Life Insurance Company                                606                 214                  33
                                                                             ----------          ----------          ----------
          Total net assets                                                 $   527,735         $   145,840         $    26,330
                                                                             ==========          ==========          ==========


Total net assets represented by:
  Individual variable annuity contracts cash value
    invested in Separate Account                                           $   527,735         $   145,840         $    26,330
                                                                             ==========          ==========          ==========



  Total individual units held                                                   41,086              10,509               2,000

  Accumulation unit value                                                  $     12.84         $     13.88         $     13.16
  Cost of investments                                                      $   526,262         $   152,236         $    27,471

See accompanying notes to the financial statements.

                   SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SIX

                            STATEMENTS OF OPERATIONS
                                 (Unaudited)
                       For the period ended June 30, 1999


                                                                                 Variable               Variable U.S.
                                                           Money                Strategic                 Government
                                                          Market                  Income                   Income
                                                         Division                Division                 Division
                                                       --------------          --------------           --------------
Investment income:
  Dividend income                                      $       6,317           $      20,943            $         718

Expenses:
  Mortality, expense and administrative charges               (2,177)                 (3,743)                    (184)
                                                        -------------            ------------            -------------
    Net investment income                                      4,140                  17,200                      534

Net realized (loss) on investments:
  Realized (loss) on sales                                         0                 (11,468)                      (2)
                                                        -------------            ------------            -------------
    Net realized (loss) on investments                             0                 (11,468)                      (2)

Net unrealized (loss) on investments:
  Unrealized gain on investments,
      beginning of period                                          0                  14,168                      442
  Unrealized (loss) on investments,
      end of period                                                0                  (6,182)                  (1,108)
                                                        -------------            ------------            -------------
      Net unrealized (loss) on investments                         0                 (20,350)                  (1,550)
                                                        -------------            ------------            -------------
      Net (loss) on investments                                    0                 (31,818)                  (1,552)
                                                        -------------            ------------            -------------
Net increase (decrease) in net assets
  resulting from operations                            $       4,140           $     (14,618)          $       (1,018)
                                                        =============            ============            =============


See accompanying notes to the financial statements.

                   SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SIX

                       STATEMENTS OF CHANGES IN NET ASSETS
                                 (Unaudited)
   For the six months ended June 30, 1999 and the year ended December 31, 1998


                                                              Money Market                               Strategic Income
                                                                Division                                      Division
                                                     --------------------------------              -------------------------------
                                                     June 30, 1999     Dec. 31, 1998               June 30, 1999    Dec. 31, 1998
                                                     --------------    --------------              --------------   --------------
Operations:
  Net investment income                              $       4,140     $      11,708               $      17,200    $      24,829
 Net realized (loss) on investments                              0                 0                     (11,468)         (50,748)
  Net unrealized (loss) on investments                           0                 0                     (20,350)          19,019
                                                       ------------     -------------                ------------     ------------
      Net increase (decrease) in net assets
          resulting from operations                          4,140            11,708                     (14,618)          (6,900)

  Deposits into Separate Account                                 0                 0                           0           12,016
  Transfers into Separate Account                          342,005            16,831                    (493,834)           5,338
  Withdrawals from Separate Account                         (3,538)          (35,082)                        (60)         (12,060)
                                                       ------------     -------------                ------------     ------------
      Net deposits into (withdrawals from)
        Separate Account                                   338,467           (18,251)                   (493,894)           5,294
                                                       ------------     -------------                ------------     ------------
          Increase (decrease)  in net assets               342,607            (6,543)                   (508,512)          (1,606)
  Net assets, beginning of period                          185,128           191,671                     654,352          655,958
                                                       ------------     -------------                ------------     ------------
  Net assets, end of period                          $     527,735     $     185,128               $     145,840    $     654,352
                                                       ============     =============                ============     ============


See accompanying notes to the financial statements.

                   SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SIX

                       STATEMENTS OF CHANGES IN NET ASSETS
                                  (Unaudited)
   For the six months ended June 30, 1999 and the year ended December 31, 1998


                                                                                  Variable U.S. Government
                                                                                       Income Division
                                                                               --------------------------------
                                                                                 June 30, 1999   Dec. 31, 1998
                                                                               --------------    --------------
Operations:
  Net investment income                                                        $         534     $       5,542
  Net realized gain (loss) on investments                                                 (2)           14,233
  Net unrealized (loss) on investments                                                (1,550)             (611)
                                                                                 ------------     -------------
      Net increase (decrease) in net assets
          resulting from operations                                                   (1,018)           19,164

Deposits into Separate Account                                                             0                 4
  Transfers into (from) Separate Account                                                   0           (17,102)
Withdrawals from Separate Account                                                          0            (6,726)
                                                                                 ------------    --------------
      Net (withdrawals from) Separate Account                                              0           (23,824)
                                                                                 ------------    --------------
          (Decrease) in net assets                                                    (1,018)           (4,660)
  Net assets, beginning of period                                                     27,348            32,008
                                                                                 ------------     -------------
  Net assets, end of period                                                    $      26,330     $      27,348
                                                                                 ============     =============


See accompanying notes to the financial statements.

                  SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SEVEN

                      STATEMENTS OF ASSETS AND LIABILITIES
                                (Unaudited)
                                  June 30, 1999

                                                                                                                     Variable
                                                               Variable            Variable          Variable        Growth &
                                                              New Pacific           Europe           America          Income
                                                               Division            Division          Division        Division
                                                             --------------      --------------    --------------  --------------
Assets:
  Investments in GT Global Variable Investment Funds,
    at market value (see Schedule of Investments):           $     141,741       $     229,766      $    212,778   $      45,426
  Receivable from Security Equity Life Insurance Company                 0                   0                 0               0
                                                               ------------        ------------     -------------    ------------
      Total assets                                                 141,741             229,766           212,778          45,426
                                                               ------------        ------------     -------------    ------------

Liability:
  Payable to Security Equity Life Insurance Company                    178                 291               269              57
                                                               ------------        ------------     -------------    ------------
          Total net assets                                   $     141,563       $     229,475      $    212,509   $      45,369
                                                               ============        ============     =============    ============


  Total net assets represented by:
  Individual variable annuity contracts cash value
    invested in Separate Account                             $     141,563       $     229,475      $    212,509   $      45,369
                                                               ============        ============     =============    ============



  Total individual units held                                       16,137              12,341            11,681           2,879

  Accumulation unit value                                    $        8.77       $       18.59      $      18.19   $       15.76
  Cost of investments                                        $     135,905       $     240,885      $    184,649   $      39,406


See accompanying notes to the financial statements.

                  SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SEVEN

                      STATEMENTS OF ASSETS AND LIABILITIES
                                   (Unaudited)
                                  June 30, 1999

                                                                                                Variable
                                                                             Variable           Telecom-            Variable
                                                                           Latin America       munications        International
                                                                             Division           Division            Division
                                                                           ------------        ------------         -----------
Assets:
  Investments in GT Global Variable Investment Funds,
    at market value (see Schedule of Investments):                         $   120,964         $   781,460         $    65,166
  Receivable from Security Equity Life Insurance Company                             0               8,485                   0
                                                                             ----------          ----------          ----------
      Total assets                                                             120,964             789,945              65,166
                                                                             ----------          ----------          ----------

Liability:
  Payable to Security Equity Life Insurance Company                                153                   0                  82
                                                                             ----------          ----------          ----------
          Total net assets                                                 $   120,811         $   789,945         $    65,084
                                                                             ==========          ==========          ==========


  Total net assets represented by:
  Individual variable annuity contracts cash value
    invested in Separate Account                                           $   120,811         $   789,945         $    65,084
                                                                             ==========          ==========          ==========



  Total individual units held                                                   10,724              35,250               4,853

  Accumulation unit value                                                  $     11.27         $     22.41         $     13.41
  Cost of investments                                                      $   129,352         $   571,872         $    62,223


See accompanying notes to the financial statements.

                  SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SEVEN

                      STATEMENTS OF ASSETS AND LIABILITIES
                                   (Unaudited)
                                  June 30, 1999

                                                                            Variable            Variable
                                                                            Emerging             Natural             Variable
                                                                             Markets            Resources          Infrastructure
                                                                            Division             Division            Division
                                                                           ------------        ------------         -----------
Assets:
  Investments in GT Global Variable Investment Funds,
    at market value (see Schedule of Investments):                         $    25,179         $    61,115         $    14,151
  Receivable from Security Equity Life Insurance Company                             0                   0                   0
                                                                             ----------          ----------          ----------
      Total assets                                                              25,179              61,115              14,151
                                                                             ----------          ----------          ----------

Liability:
  Payable to Security Equity Life Insurance Company                                 31                  77                  18
                                                                             ----------          ----------          ----------
          Total net assets                                                 $    25,148         $    61,038         $    14,133
                                                                             ==========          ==========          ==========


  Total net assets represented by:
  Individual variable annuity contracts cash value
    invested in Separate Account                                           $    25,148         $    61,038         $    14,133
                                                                             ==========          ==========          ==========



  Total individual units held                                                    2,750               5,916                 953

  Accumulation unit value                                                  $      9.15         $     10.32          $    14.84
  Cost of investments                                                      $    27,163         $    95,060          $   13,123


See accompanying notes to the financial statements.

                  SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SEVEN

                            STATEMENTS OF OPERATIONS
                                  (Unaudited)
                       For the period ended June 30, 1999

                                                                                                                       Variable
                                                          Variable             Variable            Variable            Growth &
                                                         New Pacific            Europe              America             Income
                                                          Division             Division            Division            Division
                                                         ------------        -------------       -------------       -------------
Investment income:
  Dividend income                                        $         0        $           0       $           0      $          468

Expenses:
  Mortality, expense and administrative charges               (1,038)                (985)               (734)               (302)
                                                          -----------         ------------        ------------        ------------
    Net investment income (loss)                              (1,038)                (985)               (734)                166

Net realized gain (loss) on investments:
  Realized gain (loss) on sales                              (15,487)              (8,912)             11,820                  76
                                                          -----------         ------------        ------------        ------------
    Net realized gain (loss) on investments                  (15,487)              (8,912)             11,820                  76

Net unrealized gain (loss) on investments:
  Unrealized gain (loss) on investments,
    beginning of period                                      (18,379)              (8,721)             13,623               7,807
  Unrealized gain (loss) on investments,
    end of period                                              5,836              (11,119)             28,129               6,020
                                                          -----------         ------------        ------------        ------------
      Net unrealized gain (loss) on investments               24,215               (2,398)             14,506              (1,787)
                                                          -----------         ------------        ------------        ------------
      Net gain (loss) on investments                           8,728              (11,310)             26,326              (1,711)
                                                          -----------         ------------        ------------        ------------
Net increase (decrease) in net assets
  resulting from operations                              $     7,690        $     (12,295)      $      25,592      $       (1,545)
                                                          ===========         ============        ============        ============


See accompanying notes to the financial statements.

                  SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SEVEN

                            STATEMENTS OF OPERATIONS
                                  (Unaudited)
                       For the period ended June 30, 1999

                                                                             Variable
                                                          Variable           Telecom-            Variable
                                                         Latin America      munications       International
                                                          Division           Division            Division
                                                         -----------       -------------       ------------
Investment income:
  Dividend income                                      $          0        $          0        $         0

Expenses:
  Mortality, expense and administrative charges                (788)             (5,124)              (449)
                                                          ----------         -----------         ----------
    Net investment income (loss)                               (788)             (5,124)              (449)

Net realized gain (loss) on investments:
  Realized gain (loss) on sales                             (22,961)              4,161                 31
                                                          ----------         -----------         ----------
    Net realized gain (loss) on investments                 (22,961)              4,161                 31

Net unrealized gain (loss) on investments:
  Unrealized gain (loss) on investments,
    beginning of period                                     (40,086)             57,352                 26
  Unrealized gain (loss) on investments,
    end of period                                            (8,388)            209,588              2,943
                                                          ----------         -----------         ----------
      Net unrealized gain (loss) on investments              31,698             152,236              2,917
                                                          ----------         -----------         ----------
      Net gain (loss) on investments                          8,737             156,397              2,948
                                                          ----------         -----------         ----------
Net increase (decrease) in net assets
  resulting from operations                             $     7,949        $    151,273        $     2,499
                                                          ==========         ===========         ==========


See accompanying notes to the financial statements.

                  SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SEVEN

                            STATEMENTS OF OPERATIONS
                                 (Unaudited)
                       For the period ended June 30, 1999


                                                          Variable            Variable
                                                          Emerging             Natural            Variable
                                                          Markets             Resources        Infrastructure
                                                          Division            Division            Division
                                                         -----------         -----------         -----------
Investment income:
  Dividend income                                      $          0         $         0         $         0

Expenses:
  Mortality, expense and administrative charges                (156)               (394)                (93)
                                                          ----------          ----------          ----------
    Net investment income (loss)                               (156)               (394)                (93)

Net realized gain (loss) on investments:
  Realized gain (loss) on sales                                 (39)               (361)                  0
                                                          ----------          ----------          ----------
    Net realized gain (loss) on investments                     (39)               (361)                  0

Net unrealized gain (loss) on investments:
  Unrealized gain (loss) on investments,
    beginning of period                                      (7,966)            (42,610)                 27
  Unrealized gain (loss) on investments,
    end of period                                            (1,984)            (33,945)              1,028
                                                          ----------          ----------          ----------
      Net unrealized gain (loss) on investments               5,982               8,665               1,001
                                                          ----------          ----------          ----------
      Net gain (loss) on investments                          5,943               8,304               1,001
                                                          ----------          ----------          ----------
Net increase (decrease) in net assets
  resulting from operations                            $      5,787         $     7,910         $       908
                                                          ==========          ==========          ==========


See accompanying notes to the financial statements.

                  SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SEVEN

                       STATEMENTS OF CHANGES IN NET ASSETS
                                (Unaudited)
   For the six months ended June 30, 1999 and the year ended December 31, 1998

                                                                  Variable                                Variable Europe
                                                            New Pacific Division                             Division
                                                       -------------------------------             -------------------------------
                                                         June 30, 1999  Dec. 31, 1998              June 30, 1999    Dec. 31, 1998
                                                       --------------   --------------             --------------   --------------
Operations:
  Net investment income (loss)                         $      (1,038)   $       2,003             $         (985)   $      (1,931)
  Net realized gain (loss) on investments                    (15,487)         (99,869)                    (8,912)          32,675
  Net unrealized gain (loss) on investments                   24,215           38,166                     (2,398)         (13,238)
                                                         ------------     ------------              -------------     ------------
      Net increase (decrease) in net assets
          resulting from operations                            7,690          (59,700)                   (12,295)          17,506

  Deposits into Separate Account                                   0           54,681                          0           32,000
  Transfers into (from) Separate Account                     (22,444)         (50,643)                   134,045            7,361
  Withdrawals from Separate Account                              (30)         (46,928)                    (4,810)         (86,538)
                                                         ------------     ------------              -------------     ------------
      Net deposits into (withdrawals from)
          Separate Account                                   (22,474)         (42,890)                   129,235          (47,177)
                                                         ------------     ------------              -------------     ------------
          Increase (decrease) in net assets                  (14,784)        (102,590)                   116,940          (29,671)
  Net assets, beginning of period                            156,347          258,937                    112,535          142,206
                                                         ------------     ------------              -------------     ------------
  Net assets, end of period                            $     141,563    $     156,347             $      229,475    $     112,535
                                                         ============     ============              =============     ============


See accompanying notes to the financial statements.

                  SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SEVEN

                       STATEMENTS OF CHANGES IN NET ASSETS
                                 (Unaudited)
   For the six months ended June 30, 1999 and the year ended December 31, 1998

                                                                    Variable                             Variable Growth
                                                                America Division                        & Income Division
                                                         -------------------------------          -------------------------------
                                                           June 30, 1999  Dec. 31, 1998           June 30, 1999    Dec. 31, 1998
                                                         --------------   --------------          --------------   --------------
Operations:
  Net investment income (loss)                           $        (734)   $      (1,066)         $          166    $         271
  Net realized gain (loss) on investments                       11,820           14,712                      76              628
  Net unrealized gain (loss) on investments                     14,506           12,840                  (1,787)           4,887
                                                           ------------     ------------           -------------     ------------
      Net increase (decrease) in net assets
          resulting from operations                             25,592           26,486                  (1,545)           5,786

  Deposits into Separate Account                                     0              600                       0           32,012
  Transfers into (from) Separate Account                        20,079           55,877                    (216)          12,323
  Withdrawals from Separate Account                             (5,493)          (4,477)                      0          (32,360)
                                                           ------------     ------------           -------------     ------------
      Net deposits into (withdrawals from)
          Separate Account                                      14,586           52,000                    (216)          11,975
                                                           ------------     ------------           -------------     ------------
          Increase (decrease) in net assets                     40,178           78,486                  (1,761)          17,761
  Net assets, beginning of period                              172,331           93,845                  47,130           29,369
                                                           ------------     ------------           -------------     ------------
  Net assets, end of period                              $     212,509    $     172,331          $       45,369    $      47,130
                                                           ============     ============           =============     ============


See accompanying notes to the financial statements.

                  SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SEVEN

                       STATEMENTS OF CHANGES IN NET ASSETS
                                (Unaudited)
   For the six months ended June 30, 1999 and the year ended December 31, 1998

                                                                                                            Variable
                                                         Variable Latin America                        Telecommunications
                                                                Division                                    Division
                                                     -------------------------------             -------------------------------
                                                       June 30, 1999  Dec. 31, 1998              June 30, 1999    Dec. 31, 1998
                                                     --------------   --------------             --------------   --------------
Operations:
  Net investment income (loss)                       $        (788)   $       1,256             $       (5,124)   $      (8,185)
  Net realized gain (loss) on investments                  (22,961)         (51,768)                     4,161           46,832
  Net unrealized gain (loss) on investments                 31,698          (45,252)                   152,236           62,665
                                                       ------------     ------------              -------------     ------------
      Net increase (decrease) in net assets
          resulting from operations                          7,949          (95,764)                   151,273          101,312

  Deposits into Separate Account                                 0           42,534                     17,782           31,109
  Transfers into (from) Separate Account                    20,737           (2,788)                       742             (421)
  Withdrawals from Separate Account                              0          (51,876)                    (8,552)         (58,487)
                                                       ------------     ------------              -------------     ------------
      Net deposits into (withdrawals from)
          Separate Account                                  20,737          (12,130)                     9,972          (27,799)
                                                       ------------     ------------              -------------     ------------
          Increase (decrease) in net assets                 28,686         (107,894)                   161,245           73,513
  Net assets, beginning of period                           92,125          200,019                    628,700          555,187
                                                       ------------     ------------              -------------     ------------
  Net assets, end of period                          $     120,811    $      92,125              $     789,945    $     628,700
                                                       ============     ============              =============     ============


See accompanying notes to the financial statements.

                  SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SEVEN

                       STATEMENTS OF CHANGES IN NET ASSETS
                                (Unaudited)
   For the six months ended June 30, 1999 and the year ended December 31, 1998

                                                                                                           Variable
                                                         Variable International                         Emerging Markets
                                                                Division                                   Division
                                                     -------------------------------           --------------------------------
                                                       June 30, 1999  Dec. 31, 1998            June 30, 1999     Dec. 31, 1998
                                                     --------------   --------------           --------------    --------------
Operations:
  Net investment income (loss)                       $        (449)   $        (406)           $        (156)    $        (351)
  Net realized gain (loss) on investments                       31            3,887                      (39)          (16,091)
  Net unrealized gain (loss) on investments                  2,917           (4,740)                   5,982             3,396
                                                       ------------     ------------             ------------     -------------
      Net increase (decrease) in net assets
          resulting from operations                          2,499           (1,259)                   5,787           (13,046)

  Deposits into Separate Account                                 0                0                        0            46,031
  Transfers into (from) Separate Account                         0                0                        0           (26,015)
  Withdrawals from Separate Account                              0             (372)                       0           (46,000)
                                                       ------------     ------------             ------------     -------------
      Net deposits into (withdrawals from)
          Separate Account                                       0             (372)                       0           (25,984)
                                                       ------------     ------------             ------------     -------------
          Increase (decrease) in net assets                  2,499           (1,631)                   5,787           (39,030)
  Net assets, beginning of period                           62,585           64,216                   19,361            58,391
                                                       ------------     ------------             ------------     -------------
  Net assets, end of period                          $      65,084    $      62,585            $      25,148     $      19,361
                                                       ============     ============             ============     =============


See accompanying notes to the financial statements.

                  SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SEVEN

                       STATEMENTS OF CHANGES IN NET ASSETS
                                (Unaudited)
   For the six months ended June 30, 1999 and the year ended December 31, 1998

                                                                Variable                                     Variable
                                                           Natural Resources                              Infrastructure
                                                                Division                                     Division
                                                     -------------------------------             -------------------------------
                                                       June 30, 1999  Dec. 31, 1998              June 30, 1999    Dec. 31, 1998
                                                     --------------   --------------             --------------   --------------
Operations:
  Net investment income (loss)                       $        (394)   $        (806)             $         (93)   $         (70)
  Net realized gain (loss) on investments                     (361)           9,224                          0                1
  Net unrealized gain (loss) on investments                  8,665          (37,226)                     1,001              525
                                                       ------------     ------------              -------------     ------------
      Net increase (decrease) in net assets
          resulting from operations                          7,910          (28,808)                       908              456

  Deposits into Separate Account                                 0                0                          0                0
  Transfers into (from) Separate Account                         0           (3,210)                         0            2,445
  Withdrawals from Separate Account                              0           (6,726)                         0                0
                                                       ------------     ------------              -------------     ------------
      Net deposits into (withdrawals from)
          Separate Account                                       0           (9,936)                         0            2,445
                                                       ------------     ------------              -------------     ------------
          Increase (decrease) in net assets                  7,910          (38,744)                       908            2,901
  Net assets, beginning of period                           53,128           91,872                     13,225           10,324
                                                       ------------     ------------              -------------     ------------
  Net assets, end of period                          $      61,038    $      53,128              $      14,133    $      13,225
                                                       ============     ============              =============     ============


See accompanying notes to the financial statements.

                 SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SIX AND
                  SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SEVEN

                             SCHEDULE OF INVESTMENTS
                                   (Unaudited)
                                  June 30, 1999


                                                                                                Market
                                                                No. of Shares                    Value
                                                                --------------                ------------
Separate Account Twenty-Six:

    GT Global:  Money Market Fund                                     526,262                     526,262

    GT Global:  Variable Strategic Income Fund                         12,537                     146,054

    GT Global:  U.S. Government Income Fund                             2,306                      26,363

Separate Account Twenty-Seven:

    GT Global:  Variable New Pacific Fund                              13,896                     141,741

    GT Global:  Variable Europe Fund                                   10,487                     229,766

    GT Global:  Variable America Fund                                   8,986                     212,778

    GT Global:  Variable Growth & Income Fund                           2,201                      45,426

    GT Global:  Variable Latin America Fund                             9,532                     120,964

    GT Global:  Variable Telecommunications Fund                       30,266                     781,460

    GT Global:  Variable International Fund                             5,243                      65,166

    GT Global:  Variable Emerging Markets Fund                          2,878                      25,179

    GT Global:  Variable Natural Resources Fund                         4,847                      61,115

    GT Global:  Variable Infrastructure Fund                              764                      14,151


                 SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SIX AND
                  SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SEVEN

                         CONDENSED FINANCIAL INFORMATION
                                 (Unaudited)
             For the period December 31, 1998 through June 30, 1999

                                                                       YTD
                                                                     Return
                                                                  --------------
Separate Account Twenty-Six:

    Money Market Division                                                  1.34


    Variable Strategic Income Division                                    (3.07)


    Variable U.S. Government Income Division                              (3.72)


Separate Account Twenty-Seven:

    Variable New Pacific Division                                         16.16


    Variable Europe Division                                              (6.70)


    Variable America Division                                             16.71


    Variable Growth & Income Division                                     (3.74)


    Variable Latin America Division                                       31.14


    Variable Telecommunications Division                                  24.11


    Variable International Division                                        3.99


    Variable Emerging Markets  Division                                   29.89


    Variable Natural Resources  Division                                  14.89


    Variable Infrastructure Division                                       6.86

                 SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SIX AND
                  SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SEVEN

                          NOTES TO FINANCIAL STATEMENTS
                                   (Unaudited)
                                  June 30, 1999

Note 1--Organization
Security Equity Separate Account Twenty-six commenced operations on January 30, 1996, and Security Equity Separate Account Twenty-seven commenced operations on September 7, 1995. The Separate Accounts are registered under the Investment Company Act of 1940 (1940 Act) as unit investment trusts. The Separate Accounts receive purchase payments from individual variable annuity contracts issued by Security Equity Life Insurance Company (Security Equity) which may be qualified or non-tax qualified.

Separate Account Twenty-six is divided into four divisions and Separate Account Twenty-seven is divided into ten divisions. Each Division invests exclusively in shares of a single fund of GT Global Variable Investment Funds (the Funds), an open-end diversified management investment company. Separate Account Twenty-six has the ability to invest in the Money Market, Variable Strategic Income, Variable Global Government Income, and Variable U.S. Government Income Funds. Separate Account Twenty-seven has the ability to invest in the Variable New Pacific, Variable Europe, Variable America, Variable Growth & Income, Variable Latin America, Variable Telecommuncations, Variable International, Variable Emerging Markets, Variable Natural Resources and Variable Infrastructure Funds.

Contractholders have the option of directing their deposits into one or more of the Divisions. The unit values for Separate Account Twenty-six began at $12.00 on January 30, 1996, for the Variable Strategic Income Division; on July 26, 1996, for the Money Market Division; and on June 4, 1997, for the Variable U.S. Government Income Division. The unit values for Separate Account Twenty-seven began at $12.00 on September 7, 1995, for the Variable New Pacific Division, Variable America Division and the Variable Telecommunications Division; on
January 30, 1996, for the Variable Europe Division and Variable Latin America Division; on March 25, 1996, for the Variable Emerging Markets Division; on April 9, 1996, for the Variable International Division, on August 26, 1996, for the Variable Natural Resources Division and the Variable Infrastructure Division; and on April 8, 1997, for the Variable Growth & Income Division. As of December 31, 1998, no deposits have been directed into the Variable Global Government Income Division of Separate Account Twenty-six. As such, no financial statements for this Division are included.

Note 2--Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Separate Accounts in the preparation of financial statements. The policies followed are in conformity with generally accepted accounting principles.

A.  Investments

The Separate Accounts' investments in the GT Global Variable Funds are valued daily on the respective shares held and based on the net asset values as reported to Security Equity by the Funds at the close of each business day. The specific identification method is used in determining the cost of shares sold on withdrawals by the Separate Account. Share transactions are recorded on the trade date which is generally consistent with the settlement date.

B.  Federal Income Taxes

Under current Federal income tax law, the investment income and capital gains from sales of investments of the Separate Accounts are not taxable. Therefore, no Federal income tax expense has been provided.

C.  Dividend Reinvestment

Dividends are recorded on the ex-dividend date and immediately reinvested on the pay date.

D.  Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Note 3--Contract Charges
Mortality and Expense Risk Charge: Security Equity assumes the mortality and expense risks and provides certain administrative services related to operating the Separate Accounts for which the Separate Accounts are charged an annual fee of 1.25% based on the values at the end of each valuation period. Mortality and expense charges for Separate Account Twenty-six totaled $5,450 for the period ended June 30, 1999. Mortality and expense charges for Separate Account Twenty-seven totaled $8,985 for the period ended June 30, 1999.

Surrender Charge (Contingent Deferred Sales Charge): Under Separate Account contractual arrangements, Security Equity is entitled to collect payment for sales charges. Contracts are subject to a deferred sales charge contingent upon surrender of the contract or a greater than 10% partial withdrawal of funds on deposit. The sales charge is 7% the first contract year, decreasing by 1% each subsequent year. The contingent deferred sales charge will be waived in the event of annuitization after the third year or on death.

Account Fee and Administrative Charges: Security Equity has the responsibility for the administration of the contract. As reimbursement for account administrative expenses, on the last day of the contract year, Security Equity deducts an account fee. For contracts with accumulated values less than $20,000, the fee is the lesser of $30 or 2% of the accumulated value for contract years ending prior to December 31, 1999. Thereafter, the account fee may be adjusted annually. The account fee is waived for contracts with accumulated values of $20,000 or more. Security Equity charges $25 for each transfer in excess of twelve (12) during the Contract Year, excluding transfers made under the Dollar Cost Averaging program and reserves the right to charge a fee to cover the expenses for special handling. Security Equity also provides certain administrative services for which it charges an administrative charge to the Separate Accounts at an annual rate of 0.15% at the end of each valuation period. Administrative charges for Separate Account Twenty-six totaled $654 for the period ended June 30, 1999. Administarative charges for Separate Account Twenty-seven totaled $1,708 for the period ended June 30, 1999.

Premium Taxes: In states which charge premium taxes, the taxes are withdrawn from the purchase payment or the accumulated value of the contract.






                SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SIX AND
                 SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SEVEN

                          INDEPENDENT AUDITORS' REPORT

- ------------------------------------------------------------------------------

The Board of Directors
Security Equity Life Insurance Company
and Contractholders of Security Equity Separate Account Twenty-six and Separate Account Twenty-seven:

We have audited the statements of assets and liabilities, including the schedule of investments, of the Money Market, Variable Strategic Income, and Variable U.S. Government Income Divisions of Security Equity Separate Account Twenty-six and of the Variable New Pacific, Variable Europe, Variable America, Variable Growth & Income, Variable Latin America, Variable Telecommunications, Variable International, Variable Emerging Markets, Variable Natural Resources, and Variable Infrastructure Divisions of Security Equity Separate Account Twenty-seven as of December 31, 1998, and the related statements of operations for the year then ended, changes in net assets for each of the years in the two-year period then ended, and the condensed financial information for the periods presented. These financial statements and condensed financial information are the responsibility of the management of Security Equity Separate Accounts Twenty-six and Twenty-seven. Our responsibility is to express an opinion on these financial statements, and condensed financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1998 by correspondence with GT Global Variable Investment Funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of the Money Market, Variable Strategic Income, and Variable U.S. Government Income Divisions of Security Equity Separate Account Twenty-six and of the Variable New Pacific, Variable Europe, Variable America, Variable Growth & Income, Variable Latin America, Variable Telecommunications, Variable International, Variable Emerging Markets, Variable Natural Resources, and Variable Infrastructure Divisions of Security Equity Separate Account Twenty-seven as of December 31, 1998, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the condensed financial information for the periods presented, in conformity with generally accepted accounting principles.

                                                                 [SIGNATURE]

ST. LOUIS, MISSOURI
FEBRUARY 12, 1999

                                       F1

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                       F2

                  SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SIX

                              STATEMENTS OF ASSETS
                                 AND LIABILITIES
                               December 31, 1998

- ------------------------------------------------------------------------------

                                                                 VARIABLE
                                                     VARIABLE      U.S.
                                            MONEY    STRATEGIC  GOVERNMENT
                                           MARKET     INCOME      INCOME
                                          DIVISION   DIVISION    DIVISION
                                          ---------  ---------  -----------
Assets:
  Investments in GT Global Variable
   Investment Funds, at market value
   (see Schedule of Investments):.......  $ 184,674  $ 655,128   $  27,381
  Receivable from GT Global Financial
   Services.............................        688          0           0
                                          ---------  ---------  -----------
    Total assets........................    185,362    655,128      27,381
                                          ---------  ---------  -----------
Liability:
  Payable to Security Equity Life
   Insurance Company....................        234        776          33
                                          ---------  ---------  -----------
    Total net assets....................  $ 185,128  $ 654,352   $  27,348
                                          ---------  ---------  -----------
                                          ---------  ---------  -----------
Total net assets represented by:
  Individual variable annuity contracts
   cash value invested in Separate
   Account..............................  $ 185,128  $ 654,352   $  27,348
                                          ---------  ---------  -----------
                                          ---------  ---------  -----------
Total individual units held.............     14,605     45,701       2,000
Accumulation unit value.................  $   12.68  $   14.32   $   13.67
Cost of investments.....................  $ 184,674  $ 640,960   $  26,939

              See accompanying notes to the financial statements.

                                       F3

                  SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SIX

                            STATEMENTS OF OPERATIONS

                     For the period ended December 31, 1998

- ------------------------------------------------------------------------------

                                                                     VARIABLE
                                                        VARIABLE       U.S.
                                             MONEY      STRATEGIC   GOVERNMENT
                                            MARKET       INCOME       INCOME
                                           DIVISION     DIVISION    DIVISION *
                                          -----------  -----------  -----------
Investment income:
  Dividend income.......................   $  16,645    $  31,470    $   7,126
Expenses:
  Mortality, expense and administrative
   charges..............................      (4,937)      (6,641)      (1,584)
                                          -----------  -----------  -----------
    Net investment income...............      11,708       24,829        5,542
                                          -----------  -----------  -----------
Net realized gain (loss) on investments:
  Realized gain (loss) on sales.........           0      (50,748)      14,233
                                          -----------  -----------  -----------
    Net realized gain (loss) on
     investments........................           0      (50,748)      14,233
                                          -----------  -----------  -----------
Net unrealized gain (loss) on
investments:
    Unrealized gain (loss) on
     investments, beginning of period...           0       (4,851)       1,053
    Unrealized gain on investments, end
     of period..........................           0       14,168          442
                                          -----------  -----------  -----------
      Net unrealized gain (loss) on
      investments.......................           0       19,019         (611)
                                          -----------  -----------  -----------
      Net gain (loss) on investments....           0      (31,729)      13,622
                                          -----------  -----------  -----------
Net increase (decrease) in net assets
 resulting from operations..............   $  11,708    $  (6,900)   $  19,164
                                          -----------  -----------  -----------
                                          -----------  -----------  -----------

- ----------------

  *  The Variable U.S.Government Income Division commenced operations June
     4, 1997.

              See accompanying notes to the financial statements.

                                       F4

                  SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SIX

                      STATEMENTS OF CHANGES IN NET ASSETS

- ------------------------------------------------------------------------------
For the periods ended December 31, 1998 and 1997


                                                                                                                  VARIABLE U.S.
                                                                                                                GOVERNMENT INCOME
                                                                       MONEY MARKET        STRATEGIC INCOME
                                                                        DIVISION *           DIVISION **           DIVISION***
                                                                   --------------------  --------------------  --------------------
                                                                     1998       1997       1998       1997       1998       1997
                                                                   ---------  ---------  ---------  ---------  ---------  ---------
Operations:
  Net investment income..........................................  $  11,708  $   4,388  $  24,829  $  26,620  $   5,542  $     769
  Net realized gain (loss) on investments........................          0          0    (50,748)    23,729     14,233        186
  Net unrealized gain (loss) on investments......................          0          0     19,019    (13,897)      (611)     1,053
                                                                   ---------  ---------  ---------  ---------  ---------  ---------
    Net increase (decrease) in net assets resulting from
     operations..................................................     11,708      4,388     (6,900)    36,452     19,164      2,008
                                                                   ---------  ---------  ---------  ---------  ---------  ---------
  Deposits into Separate Account.................................          0    145,058     12,016     25,039          4          0
  Transfers into (from) Separate Account.........................     16,831     43,617      5,338    495,534    (17,102)    30,000
  Withdrawals from Separate Account..............................    (35,082)    (1,392)   (12,060)    (2,104)    (6,726)         0
                                                                   ---------  ---------  ---------  ---------  ---------  ---------
    Net deposits into (withdrawals from) Separate Account........    (18,251)   187,283      5,294    518,469    (23,824)    30,000
                                                                   ---------  ---------  ---------  ---------  ---------  ---------
      Increase (decrease) in net assets..........................     (6,543)   191,671     (1,606)   554,921     (4,660)    32,008
  Net assets, beginning of period................................    191,671          0    655,958    101,037     32,008          0
                                                                   ---------  ---------  ---------  ---------  ---------  ---------
  Net assets, end of period......................................  $ 185,128  $ 191,671  $ 654,352  $ 655,958  $  27,348  $  32,008
                                                                   ---------  ---------  ---------  ---------  ---------  ---------
                                                                   ---------  ---------  ---------  ---------  ---------  ---------

- ----------------
    * The Money Market Division commenced operations July 26, 1996.
   ** The Variable Strategic Income Division commenced operations January 30,
      1996.
  *** The Variable U.S. Government Income Division commenced operations June 4,
      1997

              See accompanying notes to the financial statements.

                                       F5

                 SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SEVEN

                              STATEMENTS OF ASSETS
                                 AND LIABILITIES
                               December 31, 1998

- ------------------------------------------------------------------------------


                                           VARIABLE     VARIABLE   VARIABLE
                                          NEW PACIFIC    EUROPE    AMERICA
                                           DIVISION     DIVISION   DIVISION
                                          -----------   ---------  --------
Assets:
  Investments in GT Global Variable
   Investment Funds, at market value
   (see Schedule of Investments):.......   $ 165,678    $ 112,675  $172,501
  Receivable from Security Equity Life
   Insurance Company....................           0            0         0
                                          -----------   ---------  --------
    Total assets........................     165,678      112,675   172,501
                                          -----------   ---------  --------
Liability:
  Payable to Security Equity Life
   Insurance Company....................       9,331          140       170
                                          -----------   ---------  --------
    Total net assets....................   $ 156,347    $ 112,535  $172,331
                                          -----------   ---------  --------
                                          -----------   ---------  --------
Total net assets represented by:
  Individual variable annuity contracts
   cash value invested in Separate
   Account..............................   $ 156,347    $ 112,535  $172,331
                                          -----------   ---------  --------
                                          -----------   ---------  --------
Total individual units held.............      20,703        5,647    11,055
Accumulation unit value.................   $    7.55    $   19.93  $  15.59
Cost of investments.....................   $ 184,057    $ 121,396  $158,878

              See accompanying notes to the financial statements.

                                       F6

                 SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SEVEN

                              STATEMENTS OF ASSETS
                            AND LIABILITIES (cont'd)
                               December 31, 1998

- ------------------------------------------------------------------------------

                                            VARIABLE                      VARIABLE                     VARIABLE  VARIABLE
                                            GROWTH &       VARIABLE       TELECOM-       VARIABLE      EMERGING   NATURAL
                                             INCOME      LATIN AMERICA   MUNICATIONS   INTERNATIONAL   MARKETS   RESOURCES
                                            DIVISION       DIVISION       DIVISION       DIVISION      DIVISION  DIVISION
                                          ------------   -------------   -----------   -------------   --------  ---------
Assets:
  Investments in GT Global Variable
   Investment Funds, at market value
   (see Schedule of Investments):.......    $ 38,049       $  92,288      $ 629,443      $ 62,659      $19,384   $ 53,191
  Receivable from Security Equity Life
   Insurance Company....................       9,081               0              0             0            0          0
                                          ------------   -------------   -----------   -------------   --------  ---------
    Total assets........................      47,130          92,288        629,443        62,659       19,384     53,191
                                          ------------   -------------   -----------   -------------   --------  ---------
Liability:
  Payable to Security Equity Life
   Insurance Company....................           0             163            743            75           23         63
                                          ------------   -------------   -----------   -------------   --------  ---------
    Total net assets....................    $ 47,130       $  92,125      $ 628,700      $ 62,584      $19,361   $ 53,128
                                          ------------   -------------   -----------   -------------   --------  ---------
                                          ------------   -------------   -----------   -------------   --------  ---------
Total net assets represented by:
  Individual variable annuity contracts
   cash value invested in Separate
   Account..............................    $ 47,130       $  92,125      $ 628,700      $ 62,584      $19,361   $ 53,128
                                          ------------   -------------   -----------   -------------   --------  ---------
                                          ------------   -------------   -----------   -------------   --------  ---------
Total individual units held.............       2,879          10,724         34,820         4,853        2,750      5,916
Accumulation unit value.................    $  16.37       $    8.59      $   18.06      $  12.90      $  7.04   $   8.98
Cost of investments.....................    $ 30,242       $ 132,374      $ 572,091      $ 62,633      $27,350   $ 95,801


                                             VARIABLE
                                          INFRASTRUCTURE
                                             DIVISION
                                          --------------
Assets:
  Investments in GT Global Variable
   Investment Funds, at market value
   (see Schedule of Investments):.......     $ 13,241
  Receivable from Security Equity Life
   Insurance Company....................            0
                                          --------------
    Total assets........................       13,241
                                          --------------
Liability:
  Payable to Security Equity Life
   Insurance Company....................           16
                                          --------------
    Total net assets....................     $ 13,225
                                          --------------
                                          --------------
Total net assets represented by:
  Individual variable annuity contracts
   cash value invested in Separate
   Account..............................     $ 13,225
                                          --------------
                                          --------------
Total individual units held.............          953
Accumulation unit value.................     $  13.88
Cost of investments.....................     $ 13,214

              See accompanying notes to the financial statements.

                                       F7

                 SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SEVEN

                            STATEMENTS OF OPERATIONS

                     For the period ended December 31, 1998

- ------------------------------------------------------------------------------


                                           VARIABLE    VARIABLE    VARIABLE
                                          NEW PACIFIC   EUROPE      AMERICA
                                           DIVISION    DIVISION    DIVISION
                                          -----------  ---------  -----------
Investment income:
  Dividend income.......................   $   3,870   $     296   $       0
Expenses:
  Mortality, expense and administrative
   charges..............................      (1,867)     (2,227)     (1,066)
                                          -----------  ---------  -----------
    Net investment income (loss)........       2,003      (1,931)     (1,066)
                                          -----------  ---------  -----------
Net realized gain (loss) on investments:
  Realized gain from distributions......           0      19,022       7,625
  Realized gain (loss) on sales.........     (99,869)     13,653       7,087
                                          -----------  ---------  -----------
    Net realized gain (loss) on
     investments........................     (99,869)     32,675      14,712
                                          -----------  ---------  -----------
Net unrealized gain (loss) on
investments:
  Unrealized gain (loss) on investments,
   beginning of period..................     (56,545)      4,517         783
  Unrealized gain (loss) on investments,
   end of period........................     (18,379)     (8,721)     13,623
                                          -----------  ---------  -----------
    Net unrealized gain (loss) on
     investments........................      38,166     (13,238)     12,840
                                          -----------  ---------  -----------
    Net gain (loss) on investments......     (61,703)     19,437      27,552
                                          -----------  ---------  -----------
Net increase (decrease) in net assets
 resulting from operations..............   $ (59,700)  $  17,506   $  26,486
                                          -----------  ---------  -----------
                                          -----------  ---------  -----------

- ----------------

  *  The Variable Growth & Income Division commenced operations April 8,
     1997.

              See accompanying notes to the financial statements.

                                       F8

                 SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SEVEN

                     For the period ended December 31, 1998

- ------------------------------------------------------------------------------

                                           VARIABLE     VARIABLE     VARIABLE                    VARIABLE     VARIABLE
                                           GROWTH &       LATIN      TELECOM-      VARIABLE      EMERGING      NATURAL
                                            INCOME       AMERICA    MUNICATIONS  INTERNATIONAL    MARKETS     RESOURCES
                                          DIVISION *    DIVISION     DIVISION      DIVISION      DIVISION     DIVISION
                                          -----------  -----------  -----------  -------------  -----------  -----------
Investment income:
  Dividend income.......................   $     771    $   3,018    $       0     $     457     $      12    $       0
Expenses:
  Mortality, expense and administrative
   charges..............................        (500)      (1,762)      (8,185)         (863)         (363)        (806)
                                          -----------  -----------  -----------  -------------  -----------  -----------
    Net investment income (loss)........         271        1,256       (8,185)         (406)         (351)        (806)
                                          -----------  -----------  -----------  -------------  -----------  -----------
Net realized gain (loss) on investments:
  Realized gain from distributions......         446        1,457       52,601         3,784         2,168       12,469
  Realized gain (loss) on sales.........         182      (53,225)      (5,769)          103       (18,259)      (3,245)
                                          -----------  -----------  -----------  -------------  -----------  -----------
    Net realized gain (loss) on
     investments........................         628      (51,768)      46,832         3,887       (16,091)       9,224
                                          -----------  -----------  -----------  -------------  -----------  -----------
Net unrealized gain (loss) on
investments:
  Unrealized gain (loss) on investments,
   beginning of period..................       2,920        5,166       (5,313)        4,766       (11,362)      (5,384)
  Unrealized gain (loss) on investments,
   end of period........................       7,807      (40,086)      57,352            26        (7,966)     (42,610)
                                          -----------  -----------  -----------  -------------  -----------  -----------
    Net unrealized gain (loss) on
     investments........................       4,887      (45,252)      62,665        (4,740)        3,396      (37,226)
                                          -----------  -----------  -----------  -------------  -----------  -----------
    Net gain (loss) on investments......       5,515      (97,020)     109,497          (853)      (12,695)     (28,002)
                                          -----------  -----------  -----------  -------------  -----------  -----------
Net increase (decrease) in net assets
 resulting from operations..............   $   5,786    $ (95,764)   $ 101,312     $  (1,259)    $ (13,046)   $ (28,808)
                                          -----------  -----------  -----------  -------------  -----------  -----------
                                          -----------  -----------  -----------  -------------  -----------  -----------


                                             VARIABLE
                                          INFRASTRUCTURE
                                             DIVISION
                                          ---------------
Investment income:
  Dividend income.......................     $      55
Expenses:
  Mortality, expense and administrative
   charges..............................          (125)
                                               -------
    Net investment income (loss)........           (70)
                                               -------
Net realized gain (loss) on investments:
  Realized gain from distributions......             0
  Realized gain (loss) on sales.........             1
                                               -------
    Net realized gain (loss) on
     investments........................             1
                                               -------
Net unrealized gain (loss) on
investments:
  Unrealized gain (loss) on investments,
   beginning of period..................          (498)
  Unrealized gain (loss) on investments,
   end of period........................            27
                                               -------
    Net unrealized gain (loss) on
     investments........................           525
                                               -------
    Net gain (loss) on investments......           526
                                               -------
Net increase (decrease) in net assets
 resulting from operations..............     $     456
                                               -------
                                               -------

- ----------------

  *  The Variable Growth & Income Division commenced operations April 8,
     1997.

              See accompanying notes to the financial statements.

                                       F9

                 SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SEVEN

                      STATEMENTS OF CHANGES IN NET ASSETS

                For the periods ended December 31, 1998 and 1997

- ------------------------------------------------------------------------------


                                                VARIABLE              VARIABLE              VARIABLE
                                          NEW PACIFIC DIVISION   EUROPE DIVISION *      AMERICA DIVISION
                                          --------------------  --------------------  --------------------
                                            1998       1997       1998       1997       1998       1997
                                          ---------  ---------  ---------  ---------  ---------  ---------
Operations:
  Net investment income (loss)..........  $   2,003  $  (3,335) $  (1,931) $  (1,581) $  (1,066) $  (1,056)
  Net realized gain (loss) on
   investments..........................    (99,869)  (106,227)    32,675     24,571     14,712      7,452
  Net unrealized gain (loss) on
   investments..........................     38,166   (105,090)   (13,238)    (3,684)    12,840        849
                                          ---------  ---------  ---------  ---------  ---------  ---------
    Net increase (decrease) in net
     assets resulting from operations...    (59,700)  (214,652)    17,506     19,306     26,486      7,245
                                          ---------  ---------  ---------  ---------  ---------  ---------
  Deposits into Separate Account........     54,681    322,717     32,000     97,213        600      9,078
  Transfers into (from) Separate
   Account..............................    (50,643)  (746,617)     7,361    (41,369)    55,877     50,662
  Withdrawals from Separate Account.....    (46,928)   (17,643)   (86,538)    (1,004)    (4,477)    (1,989)
                                          ---------  ---------  ---------  ---------  ---------  ---------
    Net deposits into (withdrawals from)
     Separate Account...................    (42,890)  (441,543)   (47,177)    54,840     52,000     57,751
                                          ---------  ---------  ---------  ---------  ---------  ---------
      Increase (decrease) in net
       assets...........................   (102,590)  (656,195)   (29,671)    74,146     78,486     64,996
  Net assets, beginning of period.......    258,937    915,132    142,206     68,060     93,845     28,849
                                          ---------  ---------  ---------  ---------  ---------  ---------
  Net assets, end of period.............  $ 156,347  $ 258,937  $ 112,535  $ 142,206  $ 172,331  $  93,845
                                          ---------  ---------  ---------  ---------  ---------  ---------
                                          ---------  ---------  ---------  ---------  ---------  ---------

                                                VARIABLE              VARIABLE              VARIABLE
                                            EMERGING MARKETS     NATURAL RESOURCES       INFRASTRUCTURE
                                              DIVISION * *        DIVISION * * * *      DIVISION * * * *
                                          --------------------  --------------------  --------------------
                                            1998       1997       1998       1997       1998       1997
                                          ---------  ---------  ---------  ---------  ---------  ---------
Operations:
  Net investment income (loss)..........  $    (351) $    (505) $    (806) $  (1,108) $     (70) $     (49)
  Net realized gain (loss) on
   investments..........................    (16,091)     8,334      9,224      3,592          1        519
  Net unrealized gain (loss) on
   investments..........................      3,396    (12,043)   (37,226)    (5,533)       525       (574)
                                          ---------  ---------  ---------  ---------  ---------  ---------
    Net increase (decrease) in net
     assets resulting from operations...    (13,046)    (4,214)   (28,808)    (3,049)       456       (104)
                                          ---------  ---------  ---------  ---------  ---------  ---------
  Deposits into Separate Account........     46,031     38,043          0      3,358          0      3,352
  Transfers into (from) Separate
   Account..............................    (26,015)    11,719     (3,210)    90,120      2,445      5,700
  Withdrawals from Separate Account.....    (46,000)    (1,684)    (6,726)         0          0          0
                                          ---------  ---------  ---------  ---------  ---------  ---------
    Net deposits into (withdrawals from)
     Separate Account...................    (25,984)    48,078     (9,936)    93,478      2,445      9,052
                                          ---------  ---------  ---------  ---------  ---------  ---------
      Increase (decrease) in net
       assets...........................    (39,030)    43,864    (38,744)    90,429      2,901      8,948
  Net assets, beginning of period.......     58,391     14,527     91,872      1,443     10,324      1,376
                                          ---------  ---------  ---------  ---------  ---------  ---------
  Net assets, end of period.............  $  19,361  $  58,391  $  53,128  $  91,872  $  13,225  $  10,324
                                          ---------  ---------  ---------  ---------  ---------  ---------
                                          ---------  ---------  ---------  ---------  ---------  ---------

- ----------------

  * The Variable Europe Division and the Variable Latin America Division commenced operations January 30, 1996.
 * * The Variable Emerging Markets Division commenced operations March 25,
     1996.
 * * * The Variable International Division commenced operations April 9,
     1996.
 * * * * The Variable Natural Resources Division and the Variable Infrastructure Division commenced operations August 26, 1996.
 * * * * * The Variable Growth & Income Division commenced operations April 8, 1997.

              See accompanying notes to the financial statements.

                                      F10

                 SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SEVEN

                For the periods ended December 31, 1998 and 1997

- ------------------------------------------------------------------------------


                                                VARIABLE              VARIABLE              VARIABLE              VARIABLE
                                            GROWTH & INCOME        LATIN AMERICA       TELECOMMUNICATIONS      INTERNATIONAL
                                                DIVISION             DIVISION *             DIVISION           DIVISION * * *
                                          --------------------  --------------------  --------------------  --------------------
                                            1998       1997       1998       1997       1998       1997       1998       1997
                                          ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Operations:
  Net investment income (loss)..........  $     271  $     382  $   1,256  $  (3,220) $  (8,185) $  (7,287) $    (407) $    (693)
  Net realized gain (loss) on
   investments..........................        628         68    (51,768)       717     46,832     63,056      3,887        128
  Net unrealized gain (loss) on
   investments..........................      4,887      2,919    (45,252)    (4,580)    62,665      8,483     (4,740)     2,967
                                          ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
    Net increase (decrease) in net
     assets resulting from operations...      5,786      3,369    (95,764)    (7,083)   101,312     64,252     (1,260)     2,402
                                          ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
  Deposits into Separate Account........     32,012     16,000     42,534     66,495     31,109     74,000          0     12,347
  Transfers into (from) Separate
   Account..............................     12,323     10,000     (2,788)    35,358       (421)     5,276          0     10,000
  Withdrawals from Separate Account.....    (32,360)         0    (51,876)    (5,000)   (58,487)    (4,804)      (372)      (691)
                                          ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
    Net deposits into (withdrawals from)
     Separate Account...................     11,975     26,000    (12,130)    96,853    (27,799)    74,472       (372)    21,656
                                          ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
      Increase (decrease) in net
       assets...........................     17,761     29,369   (107,894)    89,770     73,513    138,724     (1,632)    24,058
  Net assets, beginning of period.......     29,369          0    200,019    110,249    555,187    416,463     64,216     40,158
                                          ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
  Net assets, end of period.............  $  47,130  $  29,369  $  92,125  $ 200,019  $ 628,700  $ 555,187  $  62,584  $  64,216
                                          ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                          ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------

- ----------------

  * The Variable Europe Division and the Variable Latin America Division commenced operations January 30, 1996.
 * * The Variable Emerging Markets Division commenced operations March 25,
     1996.
 * * * The Variable International Division commenced operations April 9,
     1996.
 * * * * The Variable Natural Resources Division and the Variable Infrastructure Division commenced operations August 26, 1996.
 * * * * * The Variable Growth & Income Division commenced operations April 8, 1997.

              See accompanying notes to the financial statements.

                                      F11

                SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SIX AND
                 SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SEVEN

                         NOTES TO FINANCIAL STATEMENTS

                               December 31, 1998

- ------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION
Security Equity Separate Account Twenty-six commenced operations on January 30, 1996, and Security Equity Separate Account Twenty-seven commenced operations on September 7, 1995. The Separate Accounts are registered under the Investment Company Act of 1940 (1940 Act) as unit investment trusts. The Separate Accounts receive purchase payments from individual variable annuity contracts issued by Security Equity Life Insurance Company (Security Equity) which may be qualified or non-tax qualified.

Separate Account Twenty-six is divided into four divisions and Separate Account Twenty-seven is divided into ten divisions. Each Division invests exclusively in shares of a single fund of GT Global Variable Investment Funds (the Funds), an open-end diversified management investment company. Separate Account Twenty-six has the ability to invest in the Money Market, Variable Strategic Income, Variable Global Government Income, and Variable U.S. Government Income Funds. Separate Account Twenty-seven has the ability to invest in the Variable New Pacific, Variable Europe, Variable America, Variable Growth & Income, Variable Latin America, Variable Telecommuncations, Variable International, Variable Emerging Markets, Variable Natural Resources and Variable Infrastructure Funds.

Contractholders have the option of directing their deposits into one or more of the Divisions. The unit values for Separate Account Twenty-six began at $12.00 on January 30, 1996, for the Variable Strategic Income Division; on July 26, 1996, for the Money Market Division; and on June 4, 1997, for the Variable U.S. Government Income Division. The unit values for Separate Account Twenty-seven began at $12.00 on September 7, 1995, for the Variable New Pacific Division, Variable America Division and the Variable Telecommunications Division; on January 30, 1996, for the Variable Europe Division and Variable Latin America Division; on March 25, 1996, for the Variable Emerging Markets Division; on April 9, 1996, for the Variable International Division, on August 26, 1996, for the Variable Natural Resources Division and the Variable Infrastructure Division; and on April 8, 1997, for the Variable Growth & Income Division. As of December 31, 1998, no deposits have been directed into the Variable Global Government Income Division of Separate Account Twenty-six. As such, no financial statements for this Division are included.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Separate Accounts in the preparation of financial statements. The policies followed are in conformity with generally accepted accounting principles.

(A) INVESTMENTS
The Separate Accounts' investments in the GT Global Variable Funds are valued daily on the respective shares held and based on the net asset values as reported to Security Equity by the Funds at the close of each business day. The specific identification method is used in determining the cost of shares sold on withdrawals by the Separate Account. Share transactions are recorded on the trade date which is generally consistent with the settlement date.

(B) FEDERAL INCOME TAXES
Under current Federal income tax law, the investment income and capital gains from sales of investments of the Separate Accounts are not taxable. Therefore, no Federal income tax expense has been provided.

(C) DIVIDEND REINVESTMENT
Dividends are recorded on the ex-dividend date and immediately reinvested on the pay date.

(D) USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

NOTE 3 -- CONTRACT CHARGES
MORTALITY AND EXPENSE RISK CHARGE: Security Equity assumes the mortality and expense risks and provides certain administrative services related to operating the Separate Accounts for which the Separate Accounts are charged an annual fee of 1.25% based on the values at the end of each valuation period. Mortality and expense charges for Separate Account Twenty-six totaled $11,752 for the period ended December 31, 1998. Mortality and expense charges for Separate Account Twenty-seven totaled $15,861 for the period ended December 31, 1998.

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE): Under Separate Account contractual arrangements, Security Equity is entitled to collect payment for sales charges. Contracts are subject to a deferred sales charge contingent upon surrender of the contract or a greater than 10% partial withdrawal of funds on deposit. The sales charge is 7% the first contract year, decreasing by 1% each subsequent year. The contingent deferred sales charge will be waived in the event of annuitization after the third year or on death. Sales charges as a result of surrenders are disclosed in Note 6.

ACCOUNT FEE AND ADMINISTRATIVE CHARGES: Security Equity has the responsibility for the administration of the contract. As reimbursement for account administrative expenses, on the last day of the contract year, Security Equity deducts an account fee. For contracts with accumulated values less than $20,000, the fee is the lesser of $30 or 2% of the accumulated value for contract years ending prior to December 31, 1999. Thereafter, the account fee may be adjusted annually. The account fee is waived for contracts with

                                      F12

                SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SIX AND
                 SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SEVEN

NOTE 3 -- CONTRACT CHARGES (CONTINUED)
accumulated values of $20,000 or more. Security Equity charges $25 for each transfer in excess of twelve (12) during the Contract Year, excluding transfers made under the Dollar Cost Averaging program and reserves the right to charge a fee to cover the expenses for special handling. Account fees are disclosed in
Note 6. Security Equity also provides certain administrative services for which it charges an administrative charge to the Separate Accounts at an annual rate of 0.15% at the end of each valuation period. Administrative charges for Separate Account Twenty-six totaled $1,410 for the period ended December 31, 1998. Administarative charges for Separate Account Twenty-seven totaled $1,903 for the period ended December 31, 1998.
PREMIUM TAXES: In states which charge premium taxes, the taxes are withdrawn from the purchase payment or the accumulated value of the contract. Premium taxes are disclosed in Note 6.

NOTE 4 -- PURCHASES AND SALES OF GT GLOBAL VARIABLE INVESTMENT FUND SHARES During the period ended December 31, 1998, cost of purchases and proceeds from sales of GT Global Variable Investment Fund shares were as follows:

SEPARATE ACCOUNT TWENTY-SIX                                                       PURCHASES     SALES
- --------------------------------------------------------------------------------  ----------  ----------
Money Market Fund...............................................................  $1,336,481  $1,380,721
Variable Strategic Income Fund..................................................   1,543,417   1,502,019
Variable U.S. Government Income Fund............................................     588,103     606,464


SEPARATE ACCOUNT TWENTY-SEVEN
- --------------------------------------------------------------------------------
Variable New Pacific Fund.......................................................  $  205,803  $  238,196
Variable Europe Fund............................................................     234,603     265,052
Variable America Fund...........................................................     246,796     188,583
Variable Growth & Income Fund...................................................       4,427         918
Variable Latin America Fund.....................................................      96,390     106,020
Variable Telecommunications Fund................................................      85,356      69,962
Variable International Fund.....................................................       4,241       1,389
Variable Emerging Markets Fund..................................................      64,715      63,814
Variable Natural Resources Fund.................................................      12,469      11,005
Variable Infrastructure Fund....................................................       7,655       5,300

There were no purchases or sales of GT Global Variable Investment Fund shares for the Variable Global Government Income Fund Division of Separate Account Twenty-six.
NOTE 5 -- ACCUMULATION UNIT ACTIVITY
The following is a summary of the accumulation unit activity for the Money Market Division and Variable Strategic Income Division for the period from January 1, 1997 to December 31, 1998, and for the Variable U.S. Government Income Division for the period from June 4, 1997 to December 31, 1998 for Separate Account Twenty-six:

                                                                          VARIABLE          VARIABLE U.S.
                                                      MONEY MARKET    STRATEGIC INCOME    GOVERNMENT INCOME
                                                        DIVISION          DIVISION             DIVISION
                                                    ----------------  ----------------  ----------------------
                                                     1998     1997     1998     1997     1998        1997
                                                    -------  -------  -------  -------  -------  -------------
Individual units held:
  Deposits........................................        0   11,950      892    1,797        0              0
  Transfers.......................................    1,802    3,796      792   35,859        0          2,518
  Withdrawals.....................................   (2,828)    (115)    (896)     (53)    (518)             0
  Outstanding units, beginning of period..........   15,631        0   44,913    7,310    2,518              0
                                                    -------  -------  -------  -------  -------  -------------
  Outstanding units, end of period................   14,605   15,631   45,701   44,913    2,000          2,518
                                                    -------  -------  -------  -------  -------  -------------
                                                    -------  -------  -------  -------  -------  -------------

                                      F13

                SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SIX AND
                 SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SEVEN

NOTE 5 -- ACCUMULATION UNIT ACTIVITY (CONTINUED)
The following is a summary of the accumulation unit activity for the period from January 1, 1997 to December 31, 1998 for all divisions except for the Variable Growth & Income Division which shows the unit activity from April 8, 1997 (inception) to December 31, 1998 for Separate Account Twenty-seven:

                                                                                                VARIABLE GROWTH
                                            VARIABLE NEW    VARIABLE EUROPE   VARIABLE AMERICA      & INCOME       VARIABLE LATIN
                                          PACIFIC DIVISION      DIVISION          DIVISION          DIVISION      AMERICA DIVISION
                                          ----------------  ----------------  ----------------  ----------------  ----------------
                                           1998     1997     1998     1997     1998     1997     1998     1997     1998     1997
                                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Individual units held:
  Deposits..............................    4,180   20,759    2,024    6,235        0      758    2,667    1,333    2,925    4,756
  Transfers.............................   (9,108) (49,925)     430   (2,448)   4,914    3,425      785      783     (846)     347
  Withdrawals...........................   (3,265)  (1,240)  (4,971)     (61)    (278)       0   (2,689)       0   (4,740)     (50)
  Outstanding units, beginning of
   period...............................   28,896   59,302    8,163    4,437    6,419    2,236    2,116        0   13,385    8,332
                                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
  Outstanding units, end of period......   20,703   28,896    5,646    8,163   11,055    6,419    2,879    2,116   10,724   13,385
                                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
                                          -------  -------  -------  -------  -------  -------  -------  -------  -------  -------

                                         VARIABLE
                                       TELECOMMUN-         VARIABLE          VARIABLE      VARIABLE NATURAL      VARIABLE
                                         ICATIONS       INTERNATIONAL    EMERGING MARKETS     RESOURCES       INFRASTRUCTURE
                                         DIVISION      GROWTH DIVISION       DIVISION          DIVISION          DIVISION
                                     ----------------  ----------------  ----------------  ----------------  ----------------
                                      1998     1997     1998     1997     1998     1997     1998     1997     1998     1997
                                     -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Individual units held:
  Deposits.........................    1,853    5,614        0      947    3,376    2,634        0      263        0      249
  Transfers........................       (5)     372        0      767   (2,411)   1,549     (263)   6,391      173      423
  Withdrawals......................   (4,058)    (347)     (26)     (52)  (3,376)    (114)    (581)       0        0        0
  Outstanding units, beginning of
   period..........................   37,030   31,391    4,879    3,217    5,161    1,092    6,760      106      780      108
                                     -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
  Outstanding units, end of
   period..........................   34,820   37,030    4,853    4,879    2,750    5,161    5,916    6,760      953      780
                                     -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
                                     -------  -------  -------  -------  -------  -------  -------  -------  -------  -------

NOTE 6 -- SUMMARY OF GROSS AND NET DEPOSITS INTO SEPARATE ACCOUNT
Deposits into the Separate Account are used to purchase shares in GT Global Variable Investment Funds. Net deposits represent the amounts available for investment in such shares after deduction of premium taxes, administrative costs, and surrender charges. Activity for Separate Account Twenty-six follows:

                                                                                                VARIABLE U.S. GOVERNMENT
                                                        MONEY MARKET       VARIABLE STRATEGIC
                                                          DIVISION          INCOME DIVISION         INCOME DIVISION*
                                                    --------------------  --------------------  ------------------------
                                                      1998       1997       1998       1997       1998         1997
                                                    ---------  ---------  ---------  ---------  ---------  -------------
Total gross deposits..............................  $       0  $ 145,058  $  12,076  $  25,099  $       4    $         0
Transfers between fund divisions and Security
 Equity...........................................     16,831     43,617      5,338    495,534    (17,102)        30,000
Surrenders and withdrawals........................    (35,082)    (1,336)   (12,060)    (2,104)    (6,726)             0
                                                    ---------  ---------  ---------  ---------  ---------  -------------
    Total gross deposits, transfers, and
     surrenders between fund divisions............    (18,251)   187,339      5,354    518,529    (23,824)        30,000
                                                    ---------  ---------  ---------  ---------  ---------  -------------
Deductions:
  Account fees....................................          0          0        (60)       (60)         0              0
  Surrender charges...............................          0        (56)         0          0          0              0
                                                    ---------  ---------  ---------  ---------  ---------  -------------
    Total deductions..............................          0        (56)       (60)       (60)         0              0
                                                    ---------  ---------  ---------  ---------  ---------  -------------
Net deposits into (deductions from) Separate
 Account..........................................  $ (18,251) $ 187,283  $   5,294  $ 518,469  $ (23,824)   $    30,000
                                                    ---------  ---------  ---------  ---------  ---------  -------------
                                                    ---------  ---------  ---------  ---------  ---------  -------------

- --------------
   * The Variable U.S. Government Income Division commenced operations on June 4, 1997.

                                      F14

                SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SIX AND
                 SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SEVEN

NOTE 6 -- SUMMARY OF GROSS AND NET DEPOSITS INTO SEPARATE ACCOUNT (CONTINUED) Deposits into the Separate Account are used to purchase shares in GT Global Variable Investment Funds. Net deposits represent the amounts available for investment in such shares after deduction of premium taxes, administrative costs, and surrender charges. Activity for Separate Accont Twenty-seven follows:

                                                                                                                      VARIABLE
                                                                                                                      GROWTH &
                                                    VARIABLE NEW PACIFIC    VARIABLE EUROPE       VARIABLE AMERICA     INCOME
                                                          DIVISION             DIVISION*              DIVISION        DIVISION*****
                                                    --------------------  --------------------  --------------------  ---------
                                                      1998       1997       1998       1997       1998       1997       1998
                                                    ---------  ---------  ---------  ---------  ---------  ---------  ---------
Total gross deposits..............................  $  54,711    322,747  $  32,060  $  97,213  $     660  $   9,078  $  32,012
Transfers between fund divisions and Security
 Equity...........................................    (50,643)  (746,617)     7,361    (41,369)    55,877     50,662     12,323
Surrenders and withdrawals........................    (46,928)   (17,609)   (83,980)    (1,004)    (4,407)    (1,989)   (32,360)
                                                    ---------  ---------  ---------  ---------  ---------  ---------  ---------
    Total gross deposits, transfers, and
     surrenders between fund divisions............    (42,860)  (441,479)   (44,559)    54,840     52,130     57,751     11,975
                                                    ---------  ---------  ---------  ---------  ---------  ---------  ---------
Deductions:
  Account Fees....................................        (30)       (30)       (60)         0        (60)         0          0
  Surrender charges...............................          0        (34)    (2,558)         0        (70)         0          0
                                                    ---------  ---------  ---------  ---------  ---------  ---------  ---------
    Total deductions..............................        (30)       (64)    (2,618)         0       (130)         0          0
                                                    ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net deposits into (deductions from) Separate
 Account..........................................  $ (42,890) $(441,543) $ (47,177) $  54,840  $  52,000  $  57,751  $  11,975
                                                    ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                                    ---------  ---------  ---------  ---------  ---------  ---------  ---------


                                                      1997
                                                    ---------
Total gross deposits..............................  $  16,000
Transfers between fund divisions and Security
 Equity...........................................     10,000
Surrenders and withdrawals........................          0
                                                    ---------
    Total gross deposits, transfers, and
     surrenders between fund divisions............     26,000
                                                    ---------
Deductions:
  Account Fees....................................          0
  Surrender charges...............................          0
                                                    ---------
    Total deductions..............................          0
                                                    ---------
Net deposits into (deductions from) Separate
 Account..........................................  $  26,000
                                                    ---------
                                                    ---------

                                                                      VARIABLE              VARIABLE
                                             VARIABLE LATIN      TELECOMMUNICATIONS      INTERNATIONAL
                                           AMERICA DIVISION*          DIVISION            DIVISION***
                                          --------------------  --------------------  --------------------
                                            1998       1997       1998       1997       1998       1997
                                          ---------  ---------  ---------  ---------  ---------  ---------
Total gross deposits....................  $  42,564  $  66,585  $  31,199  $  74,120  $       0  $  12,347
Transfers between fund divisions and
 Security Equity........................     (2,788)    35,358       (421)     5,276          0     10,000
Surrenders and withdrawals..............    (51,003)    (5,000)   (55,859)    (4,474)      (372)      (691)
                                          ---------  ---------  ---------  ---------  ---------  ---------
    Total gross deposits, transfers, and
     surrenders between fund
     divisions..........................    (11,227)    96,943    (25,081)    74,922       (372)    21,656
                                          ---------  ---------  ---------  ---------  ---------  ---------
Deductions:
  Account Fees..........................        (30)       (90)       (90)      (120)         0          0
  Surrender charges.....................       (873)         0     (2,628)      (330)         0          0
                                          ---------  ---------  ---------  ---------  ---------  ---------
    Total deductions....................       (903)       (90)    (2,718)      (450)         0          0
                                          ---------  ---------  ---------  ---------  ---------  ---------
Net deposits into (deductions from)
 Separate Account.......................  $ (12,130) $  96,853  $ (27,799) $  74,472  $    (372) $  21,656
                                          ---------  ---------  ---------  ---------  ---------  ---------
                                          ---------  ---------  ---------  ---------  ---------  ---------

                                                                            VARIABLE NATURAL          VARIABLE
                                                     VARIABLE EMERGING         RESOURCES           INFRASTRUCTURE
                                                     MARKETS DIVISION**       DIVISION****          DIVISION****
                                                    --------------------  --------------------  --------------------
                                                      1998       1997       1998       1997       1998       1997
                                                    ---------  ---------  ---------  ---------  ---------  ---------
Total gross deposits..............................  $  46,031  $  38,043  $       0  $   3,358  $     330  $   3,352
Transfers between fund divisions and Security
 Equity...........................................    (26,015)    11,719     (3,210)    90,120      2,445      5,700
Surrenders and withdrawals........................    (46,000)    (1,684)    (6,726)         0      6,070          0
                                                    ---------  ---------  ---------  ---------  ---------  ---------
    Total gross deposits, transfers, and
     surrenders between fund divisions............    (25,984)    48,078     (9,936)    93,478      8,845      9,052
                                                    ---------  ---------  ---------  ---------  ---------  ---------
Deductions:
  Account Fees....................................          0          0          0          0       (330)         0
  Surrender charges...............................          0          0          0          0     (6,070)         0
                                                    ---------  ---------  ---------  ---------  ---------  ---------
    Total deductions..............................          0          0          0          0     (6,400)         0
                                                    ---------  ---------  ---------  ---------  ---------  ---------
Net deposits into (deductions from) Separate
 Account..........................................  $ (25,984) $  48,078  $  (9,936) $  93,478  $   2,445  $   9,052
                                                    ---------  ---------  ---------  ---------  ---------  ---------
                                                    ---------  ---------  ---------  ---------  ---------  ---------

- --------------

                        * The Variable Europe Division and the Variable Latin America Division commenced operations January
                         30, 1996.
                       ** The Variable Emerging Markets Division commenced operations March 25, 1996.
                      *** The Variable International Division commenced operations April 9, 1996.
                     **** The Variable Natural Resources Division and the Variable Infrastructure Division commenced operations August 26, 1996.
                    ***** The Variable Growth & Income Division commenced operations April 8, 1997.

                                      F15

                SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SIX AND
                 SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SEVEN

                            SCHEDULE OF INVESTMENTS*

                               December 31, 1998

- ------------------------------------------------------------------------------

SEPARATE ACCOUNT TWENTY-SIX:                                                      NO. OF SHARES   MARKET VALUE
- --------------------------------------------------------------------------------  -------------   ------------
  GT Global: Money Market Fund..................................................       184,674    $   184,674
  GT Global: Variable Strategic Income Fund.....................................        52,876        655,128
  GT Global: U.S. Government Income Fund........................................         2,261         27,381


SEPARATE ACCOUNT TWENTY-SEVEN:
- --------------------------------------------------------------------------------
  GT Global: Variable New Pacific Fund..........................................        19,000        165,678
  GT Global: Variable Europe Fund...............................................         4,832        112,675
  GT Global: Variable America Fund..............................................         8,561        172,501
  GT Global: Variable Growth & Income Fund......................................         1,769         38,049
  GT Global: Variable Latin America Fund........................................         9,603         92,288
  GT Global: Variable Telecommunications Fund...................................        30,467        629,443
  GT Global: Variable International Fund........................................         5,279         62,659
  GT Global: Variable Emerging Markets Fund.....................................         2,897         19,384
  GT Global: Variable Natural Resources Fund....................................         4,880         53,191
  GT Global: Variable Infrastructure Fund.......................................           769         13,241

- --------------
* There were no investments of GT Global Investment Fund shares for the Variable Global Government Income Fund.

                 See accompanying independent auditors' report.

                                      F16

                SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SIX AND
                 SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SEVEN

                        CONDENSED FINANCIAL INFORMATION

                               December 31, 1998

- ------------------------------------------------------------------------------

                                                                                                     ACCUMULATION
                                                                                  ACCUMULATION       UNIT VALUE:     TOTAL UNITS
                                                                                  UNIT VALUE:           END OF       OUTSTANDING,
                                                                              BEGINNING OF PERIOD*      PERIOD      END OF PERIOD
                                                                              --------------------   ------------   --------------
SEPARATE ACCOUNT TWENTY-SIX:
  Money Market Division...............................................  1998         12.26              12.68           14,605
                                                                        1997           N/A              12.26           15,631

  Variable Strategic Income Division..................................  1998         14.61              14.32           45,701
                                                                        1997         13.82              14.61           44,913

  Variable U.S. Government Income Division............................  1998         12.71              13.67            2,000
                                                                        1997         12.00              12.71            2,518

SEPARATE ACCOUNT TWENTY-SEVEN:
  Variable New Pacific Division.......................................  1998          8.96               7.55           20,703
                                                                        1997         15.43               8.96           28,896
                                                                        1996         11.95              15.43           59,302

  Variable Europe Division............................................  1998         19.93              19.93            5,647
                                                                        1997         15.34              19.93            8,163

  Variable America Division...........................................  1998         14.62              15.59           11,055
                                                                        1997         12.90              14.62            6,419
                                                                        1996         11.03              12.90            2,236

  Variable Growth & Income Division...................................  1998         13.88              16.37            2,879
                                                                        1997         12.00              13.88            2,116

  Variable Latin America Division.....................................  1998         14.94               8.59           10,724
                                                                        1997         13.23              14.94           13,385

  Variable Telecommunications Division................................  1998         14.99              18.06           34,820
                                                                        1997         13.27              14.99           37,030
                                                                        1996         11.27              13.27           31,391

  Variable International Division.....................................  1998         13.16              12.90            4,853
                                                                        1997         12.48              13.16            4,879

  Variable Emerging Markets Division..................................  1998         11.31               7.04            2,750
                                                                        1997         13.30              11.31            5,161

  Variable Natural Resources Division.................................  1998         13.59               8.98            5,916
                                                                        1997         13.60              13.59            6,760

  Variable Infrastructure Division....................................  1998         13.24              13.88              953
                                                                        1997         12.79              13.24              780

- --------------
* At inception of Separate Account on September 7, 1995, except for the Variable Strategic Income Division, the Variable Europe Division, and the Variable Latin America Division, which commenced operations on January 30, 1996; the Variable Emerging Markets Division, which commenced operations on March 25, 1996; the Variable International Division, which commenced operations on April 9, 1996; the Money Market Division, which commenced operations on July 26, 1996; the Variable Natural Resources Division the Variable Infrastructure Division which commenced operations on August 26, 1996; the Variable Growth & Income Division which commenced operations on April 8, 1997; and the Variable U.S. Government Division which commenced operations on June 4, 1997.

                 See accompanying independent auditors' report.

                                      F17

           SECURITY EQUITY LIFE INSURANCE COMPANY

                    Financial Statements

                 December 31, 1998 and 1997

        (With Independent Auditors' Report Thereon)





                    INDEPENDENT AUDITORS' REPORT

The Board of Directors
Security Equity Life Insurance Company:

We have audited the accompanying balance sheets of Security Equity Life Insurance Company as of December 31, 1998 and 1997, and the related statements of operations and comprehensive income, stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Security Equity Life Insurance Company as of December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 1998, in conformity with generally accepted accounting principles.

As discussed in Note 1(h) to the financial statements, the Company changed its accounting policy for the capitalization of acquisition costs in 1998.







April 30, 1999

                         SECURITY EQUITY LIFE INSURANCE COMPANY

                                     Balance Sheets

                               December 31, 1998 and 1997
   Assets                                                           1998              1997
Bonds, at fair value                                           $ 59,841,336        58,580,394
Policy loans                                                      4,831,088         4,738,178
Cash and cash equivalents                                         1,403,321         4,519,584
                                                               ------------       -----------
   Total cash and invested assets                                66,075,745        67,838,156
Reinsurance benefits recoverable:
   Future policy benefits                                         4,970,259         5,575,381
   Policy and contract claims                                     1,784,950         1,572,069
Accrued investment income                                         1,281,720         1,264,239
Goodwill                                                          1,190,301         1,269,661
Deferred policy acquisition costs                                17,698,757        14,112,608
Value of business acquired                                        2,375,000         2,467,000
Deferred tax asset                                                5,830,710         5,671,074
Other assets                                                      1,247,845           665,967
Separate account assets                                         403,857,411       290,409,444
                                                               ------------       -----------
   Total assets                                                $506,312,698       390,845,599
                                                               ============       ===========

   Liabilities and Stockholder's Equity

Reserve for future policy benefits                                3,161,224         3,426,250
Policyholder account balances                                    47,409,775        47,594,304
Policy and contract claims                                        1,140,695           320,358
Other policyholders' funds                                           18,215            13,733
Unearned revenue                                                 17,139,317        16,079,166
Other liabilities and accrued expenses                            2,924,436         4,643,201
Payable to affiliates                                               136,209            41,307
Separate account liabilities                                    403,857,411       290,409,444
                                                               ------------       -----------
   Total liabilities                                            475,787,282       362,527,763
Commitments and contingencies (note 10)
Stockholder's equity:
   Common stock, par value $25; 100,000 shares
     authorized, issued, and outstanding                          2,500,000         2,500,000
   Additional paid-in capital                                    27,447,892        27,447,892
   Accumulated other comprehensive income                         2,553,998         1,870,338
   Accumulated deficit                                           (1,976,474)       (3,500,394)
                                                               ------------       -----------
   Total stockholder's equity                                    30,525,416        28,317,836
                                                               ------------       -----------
   Total liabilities and stockholder's equity                  $506,312,698       390,845,599
                                                               ============       ===========

See accompanying notes to financial statements.

                         SECURITY EQUITY LIFE INSURANCE COMPANY

                   Statements of Operations and Comprehensive Income

                     Years ended December 31, 1998, 1997, and 1996

                                                        1998           1997          1996
Revenues:
   Premiums                                         $ 3,663,368      4,246,718     6,371,662
   Net investment income                              4,296,760      4,774,386     4,546,544
   Universal Life Policy Charges                      8,736,733      9,307,665     3,811,896
   Other Income                                         105,456         49,671        19,069
   Realized investment gains                             13,154         93,385       313,185
                                                    -----------     ----------    ----------
   Total revenues                                    16,815,471     18,471,825    15,062,356
Benefits and expenses:
   Policy benefits                                    2,946,281      1,326,460     3,309,410
   Policy surrenders, net                             1,760,448      4,335,709     1,635,498
   Change in unearned revenue                         1,060,151      9,342,363     1,912,470
   Change in reserve for future policy benefits      (1,729,615)    (5,075,024)   (2,757,042)
   Interest credited                                  2,341,796      2,392,355     2,437,432
   Commissions                                        2,097,482        479,380     3,590,084
   Change in deferred acquisition costs              (2,870,169)    (5,578,850)   (3,235,101)
   General and administrative expenses                4,950,753      5,412,113     4,795,193
   Amortization of goodwill                              79,360         79,356        79,356
   Amortization (accretion) of value of business
      acquired, net                                      91,996         (6,000)      (20,000)
   Other expenses                                     4,300,430      4,256,509     3,598,597
                                                    -----------     ----------    ----------
   Total benefits and expenses                       15,028,913     16,964,371    15,345,897

   Income (loss) from operations before
      federal income tax expense (benefit)            1,786,558      1,507,454      (283,541)
Federal income tax expense (benefit):
   Current                                            1,506,379      3,790,833        15,000
   Deferred                                            (778,354)    (3,243,000)      (92,000)
                                                    -----------     ----------    ----------
Total Federal income tax expense (benefit)              728,025        547,833       (77,000)
                                                    -----------     ----------    ----------
Income (loss) before cumulative effect of a change
   in accounting principle                            1,058,533        959,621      (206,541)
Cumulative effect on prior years (to December 31,
   1997) of changing to a different capitalization
   policy for policy acquistion costs, net of
   taxes of $250,593                                    465,387           -             -
                                                    -----------     ----------    ----------
Net income (loss)                                     1,523,920        959,621      (206,541)
                                                    -----------     ----------    ----------
Other comprehensive income (loss)                       683,660      1,811,226    (1,931,020)
                                                    -----------     ----------    ----------
Comprehensive income                                $ 2,207,580      2,770,847    (2,137,561)
                                                    ===========     ==========    ==========

Pro forma net income assuming the new policy
   acquisition costs capitalization method is
   applied retroactively                            $ 1,058,533      1,009,662        61,787
                                                    ===========     ==========    ==========


See accompanying notes to financial statements.

                              SECURITY EQUITY LIFE INSURANCE COMPANY

                               Statements of Stockholder's Equity

                          Years ended December 31, 1998, 1997, and 1996

                                                              Accumulated
                                                 Additional      Other                        Total
                                      Common      paid-in    comprehensive  Accumulated    stockholder's
                                       stock      capital    income (loss)    deficit         equity
                                    ----------  -----------  -------------  -----------    -------------
Balance at December 31, 1995         2,500,000   27,447,892    1,990,132    (4,253,474)     27,684,550
Net loss                                  -            -            -         (206,541)       (206,541)
Other comprehensive loss                  -            -      (1,931,020)         -         (1,931,020)
                                    ----------   ----------   ----------    ----------      ----------
Balance at December 31, 1996         2,500,000   27,447,892       59,112    (4,460,015)     25,546,989
Net income                                -            -            -          959,621         959,621
Other comprehensive income                -            -       1,811,226          -          1,811,226
                                    ----------   ----------   ----------    ----------      ----------
Balance at December 31, 1997        $2,500,000   27,447,892    1,870,338    (3,500,394)     28,317,836
Net income                                -            -            -        1,523,920       1,523,920
Other comprehensive income                -            -         683,660          -            683,660
                                    ----------   ----------   ----------    ----------      ----------
Balance at December 31, 1998        $2,500,000   27,447,892    2,553,998    (1,976,474)     30,525,416
                                    ==========   ==========   ==========    ==========      ==========

See accompanying notes to financial statements.


                          SECURITY EQUITY LIFE INSURANCE COMPANY

                                Statements of Cash Flows

                      Years ended December 31, 1998, 1997, and 1996

                                                        1998           1997          1996
Cash flows from operating activities:
   Net income (loss)                                $ 1,523,920        959,621      (206,541)
   Adjustments to reconcile net income (loss) to
      net cash provided by (used in) operating
      activities:
         Change in:
            Reinsurance benefits ceded                  392,241      1,337,497       441,300
            Accrued investment income                   (17,481)       (33,756)       48,733
            Other assets                               (581,879)       211,321       372,746
            Deferred policy acquisition costs, net   (3,586,149)    (5,578,850)   (3,235,101)
            Policy liabilities                         (449,553)    (3,496,036)   (1,004,266)
            Policy and contract claims                  820,337     (1,173,980)     (682,499)
            Other policyholders' funds                    4,482         (7,990)       (3,341)
            Federal income tax payable                 (550,832)       709,833        15,000
            Change in unearned revenue reserve        1,060,151      9,342,363     1,912,470
            Other liabilities and accrued expenses   (1,167,933)    (2,669,279)    4,257,913
            Payable to affiliates                        94,902        (34,203)       23,725
         Accretion of bond premiums, net                153,255        130,011       189,350
         Deferred tax expense (benefit)                (527,761)    (3,243,000)      (92,000)
         Net (gain) loss on sale of investments         (13,154)       (93,385)     (313,185)
         Amortization of goodwill                        79,360         79,356        79,356
         Amortization (accretion) of value of
            business acquired                            91,996         (6,000)      (20,000)
                                                    -----------   ------------   -----------
            Net cash provided by (used in)
               operating activities                  (2,674,098)    (3,566,477)    1,783,660
                                                    -----------   ------------   -----------
Cash flows from investing activities:
   Purchase of investments                           (4,950,790)    (6,925,121)  (12,790,361)
   Sale or maturity of investments                    4,597,722      9,153,009    15,141,063
   Increase in policy loans, net                        (92,910)       343,771      (557,046)
                                                    -----------   ------------   -----------

            Net cash provided by (used in)
               investing activities                    (445,978)     2,571,659     1,793,656
                                                    -----------   ------------   -----------

Cash flows from financing activities:
   Policyholder account balances:
      Deposits on interest-sensitive life
         contracts                                   73,457,292    147,698,966    48,448,968
      Transfers to separate account for
         interest-sensitive life contracts, net     (73,453,479)  (147,718,944)  (48,468,986)
                                                    -----------   ------------   -----------

            Net cash provided by (used in)
               financing activities                       3,813        (19,978)      (20,018)
                                                    -----------   ------------   -----------

            Net increase (decrease) in cash and
               cash equivalents                      (3,116,263)    (1,014,796)    3,557,298
Cash and cash equivalents at beginning of year        4,519,584      5,534,380     1,977,082
                                                    -----------   ------------   -----------
Cash and cash equivalents at end of year            $ 1,403,321      4,519,584     5,534,380
                                                    ===========   ============   ===========

Supplemental disclosure of cash flow
   information -- taxes paid                        $ 2,057,000      3,081,000          -
                                                    ===========   ============   ===========

See accompanying notes to financial statements.

                    SECURITY EQUITY LIFE INSURANCE COMPANY

                         Notes to Financial Statements

                          December 31, 1998 and 1997

=============================================================================

(1)      General Information and Summary of Significant Accounting Policies

         Security Equity Life Insurance Company (SELIC or the Company) is a wholly owned subsidiary of General American Life Insurance Company (General American or the Parent). On December 31, 1993, Security Mutual Life Insurance Company of New York (Security Mutual) sold 100% of the Company's stock to General American, as approved by the State of New York Department of Insurance.

         In 1986, the Company commenced direct writing of universal life and term business, and in 1987 began marketing a single premium whole life policy. In 1984, the Company began assuming single premium deferred annuity (SPDA) and other insurance business through reinsurance agreements with Security Mutual. The SPDA and ordinary life insurance blocks of business were recaptured by Security Mutual in 1992.

         SELIC is licensed in 40 states and the District of Columbia. Insurance operations have generally been limited to the sale of individual life insurance products (term and universal life) made through the general agency system, including career agents and brokers.

         With the sale of SELIC by Security Mutual to General American, SELIC's activities have been redirected to serving the insurance needs of publicly held corporations and New York state residents. Additionally, SELIC focuses on accessing numerous and alternative distribution channels in addition to a general agency system. SELIC markets Corporate Owned Life Insurance (COLI) primarily through specially designed variable products.

         The acquisition of Security Equity by General American was accounted for as a purchase transaction and, accordingly, the purchase price was allocated to the assets and liabilities acquired based upon the fair market value of such assets and liabilities at the date of acquisition. These allocations have been reflected, or "pushed down," in the financial statements of the Company. The total purchase price of $19,947,892 was allocated among the fair value of tangible net assets of $15,997,813, value of business acquired of $2,363,000, and goodwill of $1,587,079 at the date of acquisition.

         The accompanying financial statements are prepared on the basis of generally accepted accounting principles. The preparation of financial statements requires the use of estimates by management which affect the amounts reflected in the financial statements. Actual results could differ from those estimates.

         The significant accounting policies of the Company are as follows:

(a)      Recognition of Policy Revenue and Related Expenses

         Policy revenue recognition varies depending upon the type of insurance product. For traditional life products with fixed and guaranteed premiums and benefits, such as whole life and term insurance policies, premiums are recognized when due. Benefits and other expenses

                                                              (Continued)

                    SECURITY EQUITY LIFE INSURANCE COMPANY

                         Notes to Financial Statements

=============================================================================

         of these products are associated with earned premiums and other sources of earnings so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for liabilities for future benefits and the deferral and amortization of policy acquisition costs. Premiums collected on universal life-type policies are reported as deposits to the policyholder account balance and not as income to SELIC. Income to SELIC on these policies consists of the assessments for mortality costs, surrenders, and expenses.

(b)      Investment Securities

         At December 31, 1998 and 1997, all long-term securities are carried at fair value with the unrealized gain (loss), net of tax impact, being reflected as a separate component of stockholder's equity as the Company considers all long-term securities as available-for-sale. Short-term investments are carried at cost which approximates fair value. Policy loans are valued at aggregate unpaid balances. The fair value of policy loans is assumed to equal the carrying value because the loans have no fixed maturity date and, therefore, it is not practicable to determine a fair value.

         Realized gains or losses on the sale of securities are determined on the basis of specific identification and include the impact of any related amortization of premium or accretion of discount which is generally computed consistent with the interest method.

(c)      Value of Business Acquired

         Value of business acquired (VOBA) represents the present value of future profits resulting from the acquisition of insurance policies in a purchase transaction. VOBA is amortized in proportion to the estimated premiums or gross profits, depending on the type of contract, with accretion of interest on the unamortized discounted balance. In 1998, 1997 and 1996, amortization of VOBA was $222,000, $134,000 and $121,000, and the accretion of interest on the unamortized balance was $130,000, $140,000 and $141,000, respectively. The carrying value of VOBA is periodically evaluated to ascertain recoverability from future operations. Impairment would be recognized in current operations when determined.

(d)      Goodwill

         Goodwill, representing the excess of purchase price over the fair value of assets acquired, is amortized on a straight-line basis over 20 years. The carrying value of goodwill is periodically evaluated to ascertain recoverability from future operations. Impairment would be recognized in current operations when determined.

(e)      Reserve for Future Policy Benefits

         Liabilities for future benefits on life policies are established in amounts adequate to meet the estimated future obligations on policies in force. Liabilities for future policy benefits on certain life insurance policies are computed using the net level premium method and are based upon assumptions as to future investment yield, mortality, and withdrawals.

                                                              (Continued)

                    SECURITY EQUITY LIFE INSURANCE COMPANY

                         Notes to Financial Statements

=============================================================================

         Mortality and withdrawal assumptions for all policies have been based on various actuarial tables which are consistent with the Company's own experience. Liabilities for future benefits on certain long-duration life insurance contracts are carried at accumulated policyholder values.

(f)      Federal Income Taxes

         The Company is taxed as a life insurance company under the Deficit Reduction Act of 1984. The Company establishes deferred taxes under the asset and liability method of SFAS No. 109, Accounting for Income Taxes, and deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under SFAS No. 109, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

         The Company files its federal income tax return as a separate entity.

(g)      Reinsurance

         Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on a basis consistent with terms of the risk transfer reinsurance contracts. Premiums ceded to other companies have been reported as a reduction of premium income. Amounts applicable to reinsurance ceded for future policy benefits and claim liabilities have been reported as assets for these items, and commissions and expense allowances received in connection with reinsurance ceded have been accounted for in income as earned over the anticipated reinsurance contract life. Reinsurance does not relieve the Company from its primary responsibility to meet claim obligations.

(h)      Deferred Policy Acquisition Costs and Unearned Revenues

         The costs of acquiring new business, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable.
         Such costs may include commissions, as well as certain costs of policy issuance and underwriting. Also, certain charges which are assessed to contract holders at the inception of the contract are deferred as unearned revenues. These deferred costs and revenues are amortized based on and in relation to the estimated gross profit streams of the underlying business. In 1998, 1997 and 1996, the Company deferred $5,100,000, $5,900,000 and $2,400,000, respectively, in acquisition costs and recognized amortization of $2,100,000, $336,000 and ($798,000), respectively. During 1998, 1997, and 1996, the Company deferred certain contract charge revenues of $4,400,000, $8,000,000, and $2,300,000, respectively and recognized amortization of $1,600,000, $1,000,000, and ($480,000), respectively.

         During 1997 a policyholder utilized their "free-look" provision of their variable life contract written in 1996 which resulted in the return of approximately $13 million in contract deposits to the policyholder. Accordingly, the Company wrote off $1.5 million of related deferred acquisition costs associated with the contract which were capitalized in 1996.

         Prior to 1998, commission expenses and premium taxes were the only acquisition costs deferred by the Company. During 1998, the Company changed its accounting policy to defer other acquisition costs, such as marketing and underwriting, in its calculation of deferred acquisition costs. This change was adopted to provide for an accounting

                                                              (Continued)

                    SECURITY EQUITY LIFE INSURANCE COMPANY

                         Notes to Financial Statements

=============================================================================

         policy which is consistent with that of its parent and has been applied retroactively. The effect of the change in 1998 was to increase income by $715,980. The adjustment of $415,387, after reduction for income taxes of $250,593 to apply the new policy retroactively is included in income in 1998. The pro forma amounts, net of tax, shown on the income statement have been adjusted for the effect of retroactive application of the change in policy.

(i)      Separate Account Business

         The assets and liabilities of the separate account represent segregated funds administered and invested by the Company for purposes of funding variable life insurance contracts for the exclusive benefit of variable life insurance contract holders.
         The Company receives administrative fees from the separate account and retains varying amounts of withdrawal charges to cover expenses in the event of early withdrawals by contract holders. The assets and liabilities of the separate account are carried at market value.

(j)      Fair Value Disclosures

         Fair value disclosures are required under SFAS No. 107, Disclosures About Fair Value of Financial Instruments. Such fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could significantly affect the estimates and such estimates should be used with care. The following assumptions were used to estimate the fair market value of each class of financial instrument for which it was practicable to estimate fair value:

         Invested assets - Fixed maturities (Bonds) are valued using quoted
         ---------------
         market prices, if available. If quoted market prices are not available, fair value is estimated using quoted market prices of similar securities. The carrying value of policy loans approximates fair value.

         Policyholder account balances - The fair value of policyholder
         -----------------------------
         account balances is equal to the discounted estimated future cash flows using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. The carrying value approximates fair value at December 31, 1998 and 1997.

         Cash and short-term investments - The carrying amount is a
         -------------------------------
         reasonable estimate of fair value.

(k)      Cash and Cash Equivalents

         For purposes of reporting cash flows, cash and cash equivalents represent demand deposits and highly liquid short-term investments, which include U.S. Treasury bills, commercial paper, and repurchase agreements with original or remaining maturities of 90 days or less when purchased.

(l)      Reclassification

         Certain amounts in the 1996 and 1997 financial statements have been reclassified to conform to the 1998 presentation.

                                                              (Continued)

                    SECURITY EQUITY LIFE INSURANCE COMPANY

                         Notes to Financial Statements

=============================================================================

(2)      Investments

         The sources of net investment income (principally interest) follow:

         ===================================================================================

                                                     1998           1997           1996
         -----------------------------------------------------------------------------------
         Bonds                                    $3,996,895      4,161,182      4,291,428
         Short-term investments                      157,456        278,606         75,110
         Policy loans and other                      287,761        409,406        260,276
         -----------------------------------------------------------------------------------
                                                   4,442,112      4,849,194      4,626,814
         Investment expenses                         145,352         74,808         80,270
         -----------------------------------------------------------------------------------
             Net investment income                $4,296,760      4,774,386      4,546,544
         ===================================================================================


         The amortized cost and estimated fair value of bonds at December 31, 1998 and 1997 are shown below. Fair value is based upon market prices obtained from independent pricing services.

         ============================================================================================

                                                                      1998
         --------------------------------------------------------------------------------------------

                                                              Gross           Gross      Estimated
                                            Amortized      unrealized      unrealized      fair
                                              cost            gains          losses        value
         --------------------------------------------------------------------------------------------
         Government obligations (including
           obligations guaranteed by the
           U.S. government)                $18,244,322      2,368,205        164,359     20,448,168
         Corporate securities               35,997,741      2,173,872        529,901     37,641,712
         Mortgage-backed securities          1,670,046         81,410              0      1,751,456
         --------------------------------------------------------------------------------------------
                                           $55,912,109      4,623,487        694,260     59,841,336
         ============================================================================================

                                                              (Continued)

                    SECURITY EQUITY LIFE INSURANCE COMPANY

                         Notes to Financial Statements

=============================================================================

         ==============================================================================================
                                                                        1997
         ----------------------------------------------------------------------------------------------
                                                               Gross           Gross       Estimated
                                              Amortized      unrealized      unrealized      fair
                                                cost            gains          losses        value
         ----------------------------------------------------------------------------------------------
         Government obligations (including
           obligations guaranteed by the
           U.S. government)                  $ 6,387,244        369,801            148      6,756,897
         Corporate securities                 36,700,238      2,523,621        153,514     39,070,345
         Mortgage-backed securities           12,615,469        323,476        185,793     12,753,152
         ----------------------------------------------------------------------------------------------
                                             $55,702,951      3,216,898        339,455     58,580,394
         ==============================================================================================

         The amortized cost and estimated fair value of bonds at December 31, 1998 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

         ===================================================================================
                                                                                Estimated
                                                                Amortized         market
                                                                   cost           value
         -----------------------------------------------------------------------------------
         Due in one year or less                                $ 1,297,987      1,302,600
         Due after one year through five years                    4,784,883      4,871,814
         Due after five years through ten years                   7,371,362      7,713,857
         Due after ten years                                     40,787,831     44,201,609
         Mortgage-backed securities                               1,670,046      1,751,456
         -----------------------------------------------------------------------------------
                                                                $55,912,109     59,841,336
         ===================================================================================


         Proceeds from the sale, call, and maturity of investments in bonds during 1998, 1997, and 1996 were $4,597,724, $9,153,009, and $15,141,063, respectively.  Gross gains of $84,860, $346,842, and $381,856 and gross losses of $0, $253,457, and $68,671 were realized on those sales in 1998, 1997, and 1996, respectively.

         The Company has bonds on deposit with various state insurance departments with an amortized cost of approximately $2,388,000 and $2,387,000 at December 31, 1998 and 1997, respectively.


                                                              (Continued)

                    SECURITY EQUITY LIFE INSURANCE COMPANY

                         Notes to Financial Statements

=============================================================================

(3)      Reinsurance

         The Company reinsures certain risks with other insurance companies as the Company sets a maximum retention amount
         (currently $125,000) to help reduce the loss on any single policy.

         Premiums and related reinsurance amounts for the years ended December 31, 1998, 1997, and 1996 as they relate to transactions with affiliates are summarized as follows:

         ============================================================================================
                                                              1998           1997           1996
         --------------------------------------------------------------------------------------------
         Reinsurance transactions with affiliates:
           Reinsurance premiums ceded                      $1,154,059      1,489,006      1,632,262
           Policy benefits ceded                              574,307        (23,067)     1,397,188
         ============================================================================================

         Premiums and related reinsurance amounts for the years ended December 31, 1998, 1997, and 1996 as they relate to transactions with non-affiliates are summarized as follows:

         ============================================================================================
                                                              1998           1997           1996
         --------------------------------------------------------------------------------------------
         Reinsurance transactions with non-affiliates:
           Reinsurance premiums ceded                      $5,585,519      5,352,578      5,744,060
           Policy benefits ceded                            3,132,174        463,458      3,824,327
         ============================================================================================

         The Company remains contingently liable with respect to any reinsurance ceded and would become actually liable if the assuming company was unable to meet its obligations under the reinsurance treaty.

(4)      Federal Income Taxes

         A reconciliation of the Company's "expected" federal income tax expense (benefit), computed by applying the federal U.S.
         corporate tax rate of 35% to income (loss) from operations before federal income tax expense (benefit), is as follows (in thousands of dollars):

         ==================================================================================================
                                                                       1998           1997           1996
         --------------------------------------------------------------------------------------------------
         Computed "expected" tax expense (benefit)                     $625            528            (99)
         Amortization of intangibles, net                                60             26             21
         Other, net                                                      43             (6)             1
         --------------------------------------------------------------------------------------------------
             Federal income tax expense (benefit)                      $728            548            (77)
         ==================================================================================================
         ==================================================================================================
         Total income taxes were allocated as follows:                 1998           1997           1996
         --------------------------------------------------------------------------------------------------
         Provision for income taxes from continuing operations       $  728            548            (77)
         Tax effect of cumulative effect of change in accounting        251              0              0
         Income tax from shareholder's equity:

               Unrealized holding gain on debt and equity securities
               Recognized for financial reporting purposes              368          1,839         (1,059)
         --------------------------------------------------------------------------------------------------

            Total income tax                                         $1,347          2,387         (1,136)
         ==================================================================================================

                                                              (Continued)

                    SECURITY EQUITY LIFE INSURANCE COMPANY

                         Notes to Financial Statements

=============================================================================

         The tax effects of temporary differences that give rise to significant portions of deferred tax assets and liabilities at December 31, 1998 and 1997 are presented below (in thousands of dollars):

         =================================================================================
                                                                    1998           1997
         ---------------------------------------------------------------------------------
         Deferred tax assets:
             Policy acquisition costs                             $ 1,003          4,897
             Reserves                                               3,024          3,380
             Capital loss carry-forward                                 0            101
             Unearned Revenue                                       5,999          1,307
         ---------------------------------------------------------------------------------
                Total gross deferred tax assets                    10,026          9,685
         Less valuation allowance                                      -             -
         ---------------------------------------------------------------------------------
                Net deferred tax assets                            10,026          9,685
         ---------------------------------------------------------------------------------
         Deferred tax liabilities:
             Investments                                            1,374          1,023
             Other, net                                             2,821          2,991
         ---------------------------------------------------------------------------------
                Total gross deferred tax liabilities                4,195          4,014
         ---------------------------------------------------------------------------------
                Net deferred tax asset                            $ 5,831          5,671
         =================================================================================

         On December 31, 1993, General American purchased 100% of the Company. Pursuant to the acquisition, the election was made under Internal Revenue Code Section 338(h)(10) to treat the purchase of stock as a purchase of assets for tax purposes. As a result, a revaluation of the tax bases of the Company's assets and liabilities was made in connection with the acquisition.

         The Company believes that a valuation allowance with respect to the realization of the total gross deferred tax asset is not necessary. In assessing the realization of deferred tax assets, the Company considers whether it is more likely than not that the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Although the Company has a limited history of earnings, its Parent does have a long history of earnings. Pursuant to Internal Revenue Service regulations, the Company cannot file a consolidated tax return with its Parent until five years following the acquisition. However, after five years, the Company will be able to file a consolidated tax return with its Parent, and realization of the gross tax asset will not be dependent solely on the Company's ability to generate its own taxable income. General American has a proven history of earnings and it appears more likely than not that the Company's gross deferred tax asset will ultimately be fully realized.

         The Company filed its federal income tax return on a consolidated basis with Security Mutual prior to 1994. In connection with the Company's transfer of stock ownership, Security Mutual agreed to assume all unpaid tax liability incurred prior to the date of sale.
                                                              (Continued)

                    SECURITY EQUITY LIFE INSURANCE COMPANY

                         Notes to Financial Statements

=============================================================================

(5)      Related-Party Transactions

         The Company purchases certain administrative services from General American. Charges for services performed are based upon personnel and other costs involved in providing such services. The expenses incurred for these services were $508,000, $578,000, and $529,000 for 1998, 1997, and 1996, respectively.

         Effective January 1, 1994, the Company entered into an administrative service agreement with Security Mutual. Under the agreement, Security Mutual provides for the administration of policies issued through December 31, 1993. The expenses incurred for these services were $1,420,538, $1,467,364, and $1,621,268 for
         1998, 1997, and 1996, respectively.

         On November 18, 1997, General American elected to surrender their existing VUL policy which was purchased from the Company in November 1996. General American incorporated the cash value from their surrendered policy of $2,965,211 with an additional contribution of $37,400,000 to purchase another VUL policy with the Company totaling $40,365,211.

(6)      Pension, Incentive, and Health and Life Insurance Benefit Plans

         Associates of SELIC participate in a noncontributory multi-employer defined benefit pension plan jointly sponsored by SELIC and General American. The benefit is accrued are based on the number of years of service and compensation level of each participant. No pension expense was recognized in 1998, 1997, and 1996 due to overfunding of the plan.

         In addition, in 1995 SELIC adopted an associate bonus plan applicable to full-time exempt associates. Bonuses are based on an economic value-added model prepared annually by the Company. Total bonuses accrued to Company employees were $54,000 and $302,000 in 1998 and 1997, respectively.

         In order to attract and retain highly qualified Non-Employee Directors, the Company enacted an arrangement under which Non-Employee Directors may elect to reduce their current Director's Compensation in exchange for future benefits. This plan, known as the Security Equity Deferred Compensation Plan for Non-Employee Directors, was adopted and effective as of April 15, 1995. The deferred liabilities were $331,000, $222,000, and $117,000 in 1998, 1997, and 1996, respectively.

         SELIC provides for certain health care and life insurance benefits for retired employees in accordance with Statement of Financial Accounting Standards No. 106, Employer's Accounting for Postretirement Benefits Other Than Pensions (SFAS No. 106). SFAS No. 106 requires the Company to accrue the estimated cost of retiree benefit payments during the years the employee provides services. The amounts involved are not material.

(7)      STATUTORY FINANCIAL INFORMATION

         The Company is subject to financial statement filing requirements of the State of New York Department of Insurance, its state of domicile, as well as the states in which it transacts business. Such financial statements, generally referred to as statutory financial statements, are prepared on a basis of accounting which varies in some respects from generally accepted accounting principles (GAAP). Statutory accounting principles include: (1) charging of policy acquisition costs to income as incurred; (2) establishment of a liability for future policy benefits computed using required valuation standards which may vary in methodology utilized; (3) nonprovision of deferred federal income taxes resulting from temporary differences between financial reporting and tax bases of assets and liabilities; (4) recognition of statutory liabilities for asset impairments and yield stabilization on fixed maturity dispositions prior to maturity with asset valuation reserves based on statutorily determined formulae and interest stabilization reserves designed to level yields over their original purchase maturities; (5) deferred premiums provided for statutory mean reserves; (6) annuity contract deposits represent funds deposited by policyholders and are included in premiums or contract charges; (7) non-recognition of certain assets as nonadmitted through a direct charge to surplus; and (8) valuation of investments in bonds at amortized cost.
                                                              (Continued)

                    SECURITY EQUITY LIFE INSURANCE COMPANY

                         Notes to Financial Statements

=============================================================================

         The stockholder's equity (surplus) and net gain/(loss) of the Company at December 31, 1998, 1997, and 1996, as determined using statutory accounting practices, is summarized as follows:

         =========================================================================================
                                                          1998            1997           1996
         -----------------------------------------------------------------------------------------
         Surplus as reported to
           regulatory authorities                      $11,691,630     13,420,004     12,441,081
         Net gain/(loss) reported
           to regulatory authorities                    (1,745,154)     1,090,066     (2,778,942)
         =========================================================================================

(8)  DIVIDEND RESTRICTIONS

     Dividend payments by the Company are restricted by state insurance laws as to the amount that may be paid as well as requiring the prior notice and approval of the State of New York Department of Insurance. The Company did not pay a dividend in 1998, 1997, or 1996.

(9)  RISK-BASED CAPITAL

     The insurance departments of various states, including the Company's domiciliary state of New York, impose risk-based capital
     (RBC) requirements on insurance enterprises. The RBC calculation serves as a benchmark for the regulation of life insurance companies by state insurance regulators. The requirements apply various weighted factors to financial balances or activity levels based on their perceived degree of risk.

                                                              (Continued)

                    SECURITY EQUITY LIFE INSURANCE COMPANY

                         Notes to Financial Statements

=============================================================================


         The RBC guidelines define specific capital levels where action by the Company or regulatory authorities is required based on the ratio of a company's actual total adjusted capital (sum of capital and surplus and asset valuation reserve) to control levels determined by the RBC formula. At December 31, 1998, the Company's actual total adjusted capital was well in excess of minimum levels which would require action by the Company or regulatory authorities under the RBC formula.

(10)     COMMITMENTS AND CONTINGENCIES

         The Company leases certain of its facilities under a non-cancelable lease which expires in August 2003. The future minimum lease obligations under the terms of the lease are summarized as follows:

         ====================================================================
         Year ended December 31, 1999                    $130,690
         Year ended December 31, 2000                    $136,291
         Year ended December 31, 2001                    $141,892
         Year ended December 31, 2002                    $147,497
         Year ended December 31, 2003                    $153,094
         --------------------------------------------------------------------
         Rent expense totaled approximately $110,780, $86,700, and $82,700 in 1998, 1997, and 1996, respectively.

(11)     COMPREHENSIVE INCOME

         In June 1997, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards (SFAS), No. 130, "Reporting Comprehensive Income," effective for years beginning after December 15, 1997. SFAS No. 130 establishes standards for reporting and display or comprehensive income and its components (revenues, expenses, gains, and losses) in a full set of general-purpose financial statements. The most significant items of comprehensive income are net income and changes in unrealized gains and losses on securities. The adoption of SFAS No. 130 does not affect results of operations or financial position, but affects their presentation and disclosure. The Company has adopted SFAS No. 130 as of January 1, 1998, and the following summaries present the components of the Company's comprehensive income, other than net income, for the periods ending December 31, 1998, 1997, and 1996:

         -------------------------------------------------------------------------------------------
                                                   1998
         ===========================================================================================
                                                         Before tax      (Expense)      Net of tax
                                                           amount         benefit         amount
         -------------------------------------------------------------------------------------------
         Unrealized holding gains arising
           during the period                             $1,064,939      (372,729)        692,210
         Less: reclassification adjustment
           for gains realized in net income                 (13,154)        4,604          (8,550)
         -------------------------------------------------------------------------------------------
         Other comprehensive income                       1,051,785      (368,125)        683,660
         ===========================================================================================

                    SECURITY EQUITY LIFE INSURANCE COMPANY

                         Notes to Financial Statements

=============================================================================


         ---------------------------------------------------------------------------------------------------
                                                       1997
         ===================================================================================================
                                                              Before tax        (Expense)       Net of tax
                                                                amount           benefit          amount
         ---------------------------------------------------------------------------------------------------
         Unrealized holding gains arising
           during the period                                   $2,879,887      (1,007,961)      1,871,926
         Less: reclassification adjustment
           for gains realized in net income                       (93,385)         32,685         (60,700)
         ---------------------------------------------------------------------------------------------------
         Other comprehensive income                             2,786,502        (975,276)      1,811,226
         ===================================================================================================



         ---------------------------------------------------------------------------------------------------
                                                       1996
         ===================================================================================================
                                                              Before tax        (Expense)     Net of tax
                                                                amount           benefit        amount
         ---------------------------------------------------------------------------------------------------
         Unrealized holding losses arising
           during the period                                 $(2,657,615)        930,165      (1,727,450)
         Less: reclassification adjustment
           for gains realized in net income                     (313,185)        109,615        (203,570)
         ---------------------------------------------------------------------------------------------------
         Other comprehensive income (loss)                    (2,970,800)      1,039,780      (1,931,020)
         ===================================================================================================

                                13


                                    PART C
                              OTHER INFORMATION



Item 24. Financial Statements and Exhibits
             (a) Financial Statements

The following financial statements of the Separate Account are included in Part B hereof:

1. Security Equity Separate Account Twenty-Six - Statements of Assets and Liabilities (Unaudited) - June 30, 1999

2. Security Equity Separate Account Twenty-Six - Statements of Operations (Unaudited) For the period ended June 30, 1999

3. Security Equity Separate Account Twenty-Six - Statements of Changes in Net Assets (Unaudited) For the six months ended June 30, 1999 and the year ended December 31, 1998

4. Security Equity Separate Account Twenty-Seven - Statements of Assets and Liabilities (Unaudited) - June 30, 1999

5. Security Equity Separate Account Twenty-Seven - Statements of Operations (Unaudited) For the period ended June 30, 1999

6. Security Equity Separate Account Twenty-Seven - Statements of Changes in Net Assets (Unaudited) For the six months ended June 30, 1999 and the year ended December 31, 1998

7. Security Equity Separate Account Twenty-Six and Security Equity Separate Account Twenty-Seven - Schedule of Investments (Unaudited) - June 30, 1999

8. Security Equity Separate Account Twenty-Six and Security Equity Separate Account Twenty-Seven - Condensed Financial Information (Unaudited) For the period December 31, 1998 through June 30, 1999

9. Security Equity Separate Account Twenty-Six and Security Equity Separate Account Twenty-Seven - Notes to Financial Statements (Unaudited) - June 30, 1999

10.  Independent Auditors' Report

11. Security Equity Separate Account Twenty-Six - Statement of Assets and Liabilities - December 31, 1998

12. Security Equity Separate Account Twenty-Six - Statements of Operations For the period ended December 31, 1998

13. Security Equity Separate Account Twenty-Six - Statements of Changes in Net Assets For the periods ended December 31, 1998 and 1997

14. Security Equity Separate Account Twenty-Seven - Statements of Assets and Liabilities - December 31, 1998

15. Security Equity Separate Account Twenty-Seven - Statements of Operations For the period ended December 31, 1998

16. Security Equity Separate Account Twenty-Seven - Statements of Changes in Net Assets For the periods ended December 31, 1998 and 1997

17. Security Equity Separate Account Twenty-Six and Security Equity Separate Account Twenty-Seven - Notes to Financial Statements - December 31, 1998

18. Security Equity Separate Account Twenty-Six and Security Equity Separate Account Twenty-Seven - Condensed Financial Information - December 31, 1998

The following financial statements of the Company are included in Part B hereof:

1.  Independent Auditors' Report

2.  Balance Sheets - December 31, 1998 and 1997

3. Statements of Operations and Comprehensive Income - Years ended December 31, 1998, 1997, and 1996

4. Statements of Stockholder's Equity - Years ended December 31, 1998, 1997, and 1996

5.  Statements of Cash Flows - Years ended December 31, 1998, 1997, and 1996

6.  Notes to Financial Statements - December 31, 1998 and 1997




             (b) Exhibits

         (1) -- Resolutions of the Board of Directors of Security Equity Life Insurance Company ("Security Equity") establishing the Separate Account. 1
         (2) --  Not Applicable
         (3) (a)-- Distribution Agreement.  2
             (b)-- Agency (Selling) Agreement. 2
         (4) (a)-- Form of variable annuity contract 6000531. 4
             (b)-- Form of individual retirement account endorsement 6090031. 4
         (5) --  Form of Contract Application. 2
         (6) (a)-- Certificate of Incorporation of Security Equity. 1
             (b)-- By-laws of Security Equity. 1
         (7) --  Not applicable
         (8) -- Participation Agreement.  2
         (9) -- Opinion and Consent of Counsel.
         (10)-- Consent of Independent Accountants.
         (11)-- No financial statements are omitted from item 23.
         (12)-- Not applicable
         (13)-- Not applicable

         (14)-- Powers of attorney for Security Equity Life Insurance Company Directors Richard A. Liddy, Edwin Trusheim, Virginia V. Weldon, Ted C. Wetterau, Carson E. Beadle, David D. Holbrook, Stanley Goldstein, James R. Elsesser, Bernard H Wolzenski, A. Greig Woodring, William C. Thater. 1 Willard N. Archie 3


         1 Incorporated herein by reference to the initial Registration Statement (file no. 33-87144) filed on 9 December 1994.


         2 Incorporated herein by reference to Pre-Effective Amendment No. 1 (file no. 33-87144) filed on 14 April 1995.

         3 Incorporated herein by reference to Post-Effective Amendment No. 1 (file 33-87144) filed on 29 April 1996.

         4 Incorporated herein by reference to Post-Effective Amendment No. 2 (file 33-87248) filed on 25 April 1997.



                                      C-1



Item 25.  Directors and Officers of the Depositor




OFFICER'S NAME AND PRINCIPAL                 POSITIONS AND OFFICES
     BUSINESS ADDRESS*                           WITH DEPOSITOR

Ralph H. Gorter                              Second Vice President

Judith A. Maron                              Second Vice President

Karla Huskey                                 Controller
General American Life
   Insurance Company
700 Market Street
St. Louis, MO 63101

William C. Thater                            President and Director


Matthew P. McCauley                          Secretary and
General American Life                        and General Counsel
  Insurance Company
700 Market Street
St. Louis, MO   63101



* The principal business address of each person listed is Security Equity Life Insurance Company, 84 Business Park Drive, Suite 303, Armonk, New York 10504, unless otherwise indicated.


                                      C-2





DIRECTORS                                    POSITIONS AND OFFICES
                                                 WITH DEPOSITOR

Willard N. Archie                            Director
Mitchell, Titus & Company
One Battery Park Plaza
New York, New York 10004-1461

Carson E. Beadle                             Director
Carson E. Beadle, Inc.
750 Park Avenue, Apt. 14E
New York, New York   10021

James R. Elsesser                            Director
Ralston Purina Company
Checkerboard Square
St. Louis, Missouri   63164

Stanley Goldstein                            Director
Goldstein, Golub, Kessler & Company
New York, New York   10036

David D. Holbrook                            Director
J&H, Marsh & McLennan, Inc.
1166 Avenue of the Americas
New York, New York   10036

Richard A. Liddy                             Director
General American Life Insurance Company
700 Market Street
St. Louis, Missouri   63101

William C. Thater                            Director and President
Security Equity Life Insurance Company
84 Business Park Drive, Suite 303
Armonk, New York   10504

H. Edwin Trusheim                            Director
General American Life Insurance Company
700 Market Street
St. Louis, Missouri   63101





                                      C-3






Directors                                    Positions and Offices
                                               with Depositor

Virginia V. Weldon, M.D.                     Director
212 Carlyle Lake
St. Louis, Missouri 63141

Ted C. Wetterau                              Director
Wetterau Associates, L.L.C.
8112 Maryland Avenue, Suite 250
St. Louis, Missouri 63105

Bernard H Wolzenski                          Director
General American Life Insurance Company
13045 Tesson Ferry Road
St. Louis, Missouri   63101

A. Greig Woodring                            Director
Reinsurance Group of America, Inc.
660 Mason Ridge Center Drive, Suite 300
St. Louis, Missouri   63141




                                      C-4



Item 26.Persons Controlled by or Under Common Control With the Depositor or Registrant

The Depositor, Security Equity Life Insurance Company ("Security Equity"), is under common control with the following companies, all of which are controlled by General American Life Insurance Company ("General American"):


General American Mutual Holding Company:  a mutual holding company.

GenAmerica Corporation: formed to hold all of the stock of General American Life Insurance Company.

Walnut Street Securities, Inc.: wholly-owned, third-tier subsidiary engaged in the process of selling variable life insurance and variable annuities and other securities.

         Walnut Street Advisers, Inc.: wholly-owned subsidiary of Walnut Street Securities engaged in the business of giving investment advice.

         WSS Insurance Agencies (Alabama, Massachusetts, Ohio, Texas), Inc.: formed to act as insurance agencies.

     Collaborative Strategies, Inc.: wholly-owned business management consulting company.

     GenAmerica Capital I: Wholly-owned Delaware trust formed for the purpose of issuing securities as an investment vehicle for GenAmerica Corporation.

     Missouri Reinsurance (Barbados), Inc.: wholly-owned Barbados exempt life, accident and health reinsurance company.

     NaviSys Incorporated: wholly-owned holding company formed to hold NaviSys Insurance Solutions, Inc., NaviSys Illustration Solutions, Inc., and NaviSys Enterprise Solutions, Inc.

          NaviSys Enterprise  Solutions,  Inc. (fka Beacon Software  Development
          Company,  Inc.):  80%  owned  by  NaviSys  Incorporated.   New  Jersey
          corporation providing enterprise life administration software.

          NaviSys Illustration Solutions, Inc. (fka ECTA Corporation): 100% owned by NaviSys Incorporated. Pennsylvania corporation providing sales illustration software.

     General American Life Insurance Company: an insurance company selling life and health insurance and pensions.

          Cova Corporation: wholly-owned subsidiary formed to own the former Xerox Life companies.

               Cova Financial Services Life Insurance Company: wholly-owned by Cova Corporation, engaged in the business of selling annuities and life insurance.

                   First Cova Life Insurance Company: wholly-owned by Cova Financial Services Life Insurance Company, engaged in the sale of life insurance in New York.

                   Cova Financial Life Insurance Company: wholly-owned by Cova Corporation, engaged in the sale of life insurance and annuities in California.

               Cova Life Management Company: wholly-owned by Cova Corporation. Employer of the individuals operating the Cova companies.

                    Cova Investment Advisory Corporation: wholly-owned by Cova Life Management Company. Intended to provide investment advice to Cova Life insureds and annuity owners.

                    Cova Investment Allocation Corporation: wholly-owned by Cova Life Management Company. Intended to provide advice on allocation of premiums to Cova Life insureds and annuity owners.

                    Cova Life Sales Company: wholly-owned by Cova Life Management Company. Broker-dealer established to supervise sales of Cova Life contracts.

                    Cova Life Administration Services Company: 49% owned by Cova Life Management Company. Provides administrative services for Cova annuities. (51% owned by Genelco Incorporated.)

          General Life Insurance Company: wholly-owned subsidiary,  domiciled in
          Texas,   engaged  in  the  business  of  selling  life  insurance  and annuities.

               General   Life   Insurance   Company  of  America:   wholly-owned
               subsidiary, domiciled in Illinois, engaged in the business of selling life insurance and annuities.

          Paragon Life Insurance Company: wholly-owned subsidiary engaged in employer sponsored sales of life insurance.

          Equity Intermediary Company: wholly-owned subsidiary holding company formed to own stock in subsidiaries.

               Reinsurance Group of America, Incorporated: subsidiary, of which approximately 64% is owned by Equity Intermediary and the balance by the public.

                    RGA Sudamerica S.A.: Chilean subsidiary, of which all but one share is owned by RGA and one share is owned by RGA Reinsurance Company, existing to hold Chilean reinsurance operations.

                         BHIF America Sequros de Vida S.A.: Chilean subsidiary, of which 50% is owned by RGA Sudamerica S.A. and 50% is owned by Chilean interests, engaged in business as a life/annuity insurer.

                         RGA Reinsurance Company Chile S.A.: 100% owned by RGA, engaged in business of reinsuring life and annuity business of BHIF America.

                    General American Argentina Sequros de Vida S.A.: Argentinean subsidiary 100% owned by RGA, engaged in business as a life, annuity, disability and survivorship insurer.

                    Reinsurance Company of Missouri, Incorporated: wholly owned subsidiary formed for the purpose of owning RGA Reinsurance Company.

                          RGA Reinsurance Company: subsidiary of Reinsurance Group of America engaged in the reinsurance business.

                                Fairfield Management Group, Inc.: 100% owned subsidiary.

                                    Reinsurance  Partners,   Inc.: wholly-owned
                                    subsidiary  of Fairfield  Management Group,
                                    Inc., engaged in business as a reinsurance brokerage company.

                                    Great  Rivers  Reinsurance  Management,
                                    Inc.:  wholly-owned subsidiary of Fairfield
                                    Management Group, Inc., acting as a
                                    reinsurance manager.

                                    RGA (U.K.)  Underwriting  Agency  Limited:
                                    wholly-owned  by Fairfield Management Group,
                                    Inc.

                    RGA Reinsurance Company (Barbados) Ltd.: subsidiary of Reinsurance Group of America, Incorporated formed to engage in the exempt insurance business.

                         RGA/Swiss Financial Group, L.L.C.: 40% owned subsidiary formed to market and manage financial reinsurance business to be assumed by RGA Reinsurance Company.

                    Triad Re, Ltd.: Reinsurance Group of America, Incorporated owns 100% of all outstanding and issued shares of the Company's preferred stock. Reinsurance Group of America, Inc. owns 66.67% of all outstanding and issued shares of the Company's common stock. Schmitt-Sussman Enterprises, Inc. owns 33.33% of all outstanding and issued shares of the Company's common stock.

                    RGA Americas Reinsurance Company, Ltd.: Reinsurance Group of America, Incorporated owns 100% of this company.

                    RGA   International   Ltd.:  a  New  Brunswick   corporation
                    wholly-owned by Reinsurance Group of America, existing to hold Canadian reinsurance operations.

                         RGA   Financial   Products   Limited:   50%   owned
                         by RGA International Ltd. (100 Class A shares). Consolidated Risk Management Solutions Inc. owns other 50% (100 Class B shares).

                         RGA  Canada  Management  Company,   Ltd.:  a  New
                         Brunswick corporation wholly-owned by G.A. Canadian Holdings, existing to accommodate Canadian investors.

                              RGA Life Reinsurance Company of Canada:
                              wholly-owned by RGA Canada Management Company,
                              Ltd.

          RGA Holdings Limited: holding company formed in the United Kingdom to own two operating companies: RGA Managing Agency Limited and RGA Capital Limited.

                         RGA Capital Limited: company is a corporate member of a Lloyd's life syndicate.

          Benefit Resource Life Insurance Company (Bermuda) Ltd. (fka RGA Insurance Company (Bermuda) Limited): subsidiary formed to engage in insurance business.

          RGA Australian Holdings Pty Limited: holding company formed to own RGA Reinsurance Company of Australia Limited.

                    RGA  Reinsurance  Company of  Australia  Limited:  formed to
                    reinsure  the  life,   health  and   accident   business  of
                    non-affiliated Australian insurance companies.

          RGA South African Holdings (Pty) Ltd.: 100% owned by Reinsurance Group of America, Incorporated formed for the purpose of holding RGA Reinsurance Company of South Africa Limited.

                    RGA Reinsurance Company of South Africa Limited: 100% owned by RGA South African Holdings (Pty) Ltd.

          Security Equity Life Insurance Company: wholly-owned subsidiary, domiciled in New York, engaged in the business of selling life insurance and annuities.

          General American Holding Company: wholly-owned subsidiary owning non-insurance subsidiaries.

               NaviSys Insurance Solutions, Inc. (fka Genelco Incorporated): wholly-owned, second-tier subsidiary engaged in the sale of computer software and in providing third party administrative services.

                    Genelco de Mexico, S.A. de C.V.: 99% owned by NaviSys Insurance Solutions, Inc., engaged in licensing of Genelco software products in Latin America.

                    Genelco Software, S.A.: 99% owned by NaviSys Insurance Solutions, Inc., engaged in licensing of Genelco software products in Spain.

                    Cova  Life  Administration   Services  Company:  51%  owned.
                    Provides administrative services for Cova annuities. (49% owned by Cova Life Management Company.)

               Conning Corporation: 63% owned, second-tier subsidiary formed to own the Conning companies (with the remainder owned by the public).

                    Conning, Inc.: a holding company organized under Delaware law.

                         Conning & Company: a Connecticut corporation engaged in providing asset management and investment advisory services as well as insurance research services.

                               Conning Asset Management Company: a Missouri corporation engaged in providing investment advice.

               Consultec, Inc.: wholly-owned, second-tier subsidiary engaged in providing data processing services for government entities.

               Red Oak Realty Company: wholly-owned, second-tier subsidiary formed for the purpose of investing in and operating real estate.

               GenMark  Incorporated:   wholly-owned,   second-tier   subsidiary
               company acting as distribution company.

                    Stan Mintz Associates, Inc.: wholly-owned subsidiary purchased to maintain a significant marketing presence in the Madison, Wisconsin area upon the retirement of General Agent Stan Mintz.

               White Oak Royalty Company: wholly-owned, second-tier subsidiary formed to own mineral interests.

    Mutual funds associated with General American Life Insurance Company:

     General American Capital Company


Item 27.  Number of Contract Owners as of __________, 1999: ____



Qualified       ____
Non-Qualified   ____


Item 28.  Indemnification

Sections 721 and 722 of the New York Business Corporation Law, in brief, allow a corporation to indemnify any person made or threatened to be made a party to an action or proceeding other than one by or in the right of the corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the corporation served in any capacity at the request of the corporation, by reason of the fact that he, his testator or intestate, was a director or officer of the corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorney's fees actually and


                                     C-11



necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his conduct was unlawful. Where any person is made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor, indemnification shall not be made in respect of (1) a threatened action, or a pending action which is settled or otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the corporation, unless and only to the extent that the court on which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper. A corporation has the power to give any further indemnification and advancement of expenses to any person who is or was a director, officer, or other corporate personnel, whether such right is contained in the certificate of incorporation or the by-laws or, when authorized by such certificate of incorporation or by-laws, (i) a resolution of shareholders, (ii) a resolution of directors, or (iii) an agreement providing for such indemnification, provided that no indemnification may be made to or on behalf of any director or officer if a judgment or other final adjudication adverse to the director or officer establishes that his acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that he personally gained in fact a financial profit or other advantage to which he was not legally entitled.

In accordance with New York law, Security Equity's Board of Directors adopted the following by-law:

                                  ARTICLE VII

                   INDEMNIFICATION OF DIRECTORS AND OFFICERS

Section VII.1. Indemnification of Directors and Officers. The Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he or she, his or her testator, testatrix or intestate,


                                     C-12

is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him or her in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation, except that no indemnification under this Section shall be made in respect of (1) a threatened action, or a pending action which is settled or is otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper.

The Corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the Corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he or she, his or her testator, testatrix or intestate, was a director or officer of the Corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his or her conduct was unlawful.


                                     C-13

The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, or its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interest of the Corporation or that he or she had reasonable cause to believe that his or her conduct was unlawful.

A person who has been successful, on the merits or otherwise, in the defense of a civil or criminal action or proceeding of the character described in the first two paragraphs of this Article VII, shall be entitled to indemnification as authorized in such paragraphs. Except as provided in the preceding sentence and unless ordered by a court, any indemnification under such paragraphs shall be made by the Corporation, only if authorized in the specific case:

     (1) By the Board of Directors acting by a quorum consisting of directors who are not parties to such action or proceeding upon a finding that the director, officer or employee has met the standard of conduct set forth in the first two paragraphs of this Article VII, as the case may be or

     (2) If such a quorum is not obtainable with due diligence or, even if obtainable, a quorum of disinterested directors so directs,

          (a) By the Board of Directors upon the opinion in writing of independent legal counsel that indemnification is proper in the circumstances because the applicable standard of conduct set forth in the first two paragraphs of this Article VII has been met by such director, officer of employee, or

          (b) By the shareholders upon a finding that the director, officer or employee has met the applicable standard of conduct set forth in such paragraphs.

Expenses, including attorneys' fees, incurred in defending a civil or criminal action or a proceeding may be paid by the Corporation in advance of the final disposition of such action or proceeding, if authorized in accordance with the preceding paragraph, subject to repayment to the Corporation in case the person receiving such advancement is ultimately found, under the procedure set forth in this Article VII, not to be entitled to


                                     C-14



indemnification or, where indemnification is granted, to the extent the expenses so advanced by the Corporation exceed the indemnification to which he or she is entitled.

Nothing   herein   shall   affect   the  right  of  any  person  to  be  awarded
indemnification or, during the pendency of litigation, an allowance of expenses, including attorneys' fees, by a court in accordance with law.

If any expenses or other amounts are paid by way of indemnification, otherwise than by court order or action by the shareholders, the Corporation shall, not later than the next annual meeting of shareholders unless such meeting is held within three months from the date of such payment, and in any event, within fifteen months from the date of such payment, mail to its shareholders of record at the time entitled to vote for the election of directors a statement specifying the persons paid, the amounts paid, and the nature and status at the time of such payment of the litigation or threatened litigation.

The  Corporation  shall have the power, in furtherance of the provisions of this
Article VII, to apply for, purchase and maintain insurance of the type and in such amounts as is or may hereafter be permitted by Section 726 of the Business Corporation Law.

No payment of indemnification, advancement or allowance under Sections 721 to 726, inclusive, of the Business Corporation Law shall be made unless a notice has been filed with the Superintendent of Insurance of the State of New York, not less than thirty days prior to such payment, specifying the persons to be paid, the amounts to be paid, the manner in which such payment is authorized and the nature and status, at the time of such notice, of the litigation or threatened litigation.

Item 29. Principal Underwriters

     (a) Cova Life Sales Company serves as the principal underwriter and distributor for the variable annuity contracts using Separate Account 26 and Separate Account 27 of Security Equity and funded by AIM Variable Insurance Funds, Inc.

     (b)  Directors and Officers


                                     C-15





NAME AND PRINCIPAL                      POSITIONS AND OFFICES
BUSINESS ADDRESS*                         WITH UNDERWRITER

William J. Guilfoyle                   President and Chairman of the Board

Raymond R. Cunningham                  Senior Vice President - Director of Sales
and Director

Helge K. Lee                           Secretary and Chief Legal and Compliance
Officer

Richard W. Healey                      Senior Vice President - Director of
Marketing and Director

Stephen A. Maginn                      Senior Vice President - Regional Sales
519 S. Juanita                         Manager
Redondo Beach, CA 90277

Donna B. Abrahamson                    Vice President - Account Management

Hallie L. Baron                        Vice President - Public Relations &
Shareholder Communications

Jon Burke                              Vice President
31 Darlene Drive
Southboro, MA  01772

Gary M. Castro                         Assistant Treasurer & Controller

Kenneth W. Chancey                     Senior Vice President - Fund Accounting

Anthony DiBacco                        Vice President
30585 Via Lindosa
Laguna Niguel, CA  92677




                                     C-16





Name and Principal Business                   Positions and Offices
   Address*                                      with Underwriter

Philip B. Christopher                  Vice President
3621 59th Avenue, SW
Seattle, WA  98116

Stephen Duffy                          Vice President
1120 Gables Drive
Atlanta, GA  30319

Philip D. Edelstein                    Senior Vice President - Regional Sales
9 Huntly Circle                        Manager
Palm Beach Gardens, FL  33418

Glen R. Farinacci                      Vice President
86 University Place
Staten Island, NY  10301

Ned E. Hammond                         Vice President
5901 McFarland Ct.
Plano, TX  75093-4317

David P. Hess                          Assistant Secretary and Director of
                                       Mutual Fund Compliance

Richard Kashnowski                     Vice President
1368 S. Ridge Drive
Mandeville, LA  70448

Allen M. Kuhn                          Vice President
19655 Red Maple Lane
Jupiter, FL  33458

Earle A. Malm II                       Chief Operating Officer

Christine C. Mangan                    Vice President - Dealer Marketing

Steven C. Manns                        Vice President
1941 West Wolfram
Chicago, IL  60657

Wayne F. Meyer                         Vice President
2617 Sun Meadow Drive
Chesterfield, MO  63005

Christine M. Pallatto                  Senior Vice President - Director of Human
                                       Resources




                                     C-17





Name and Principal Business                   Positions and Offices
Address*                                         with Underwriter

Dean Phillips                          Vice President
3406 Bishop Park Drive, #428
Winter Park, FL  32792

Dennis W. Reichert                     Assistant Treasurer and Budget Director

Pamela Ruddock                         Vice President - Fund Administration

Philip Schertz                         Vice President
25 Ivy Place
Wayne, NJ  07470

Michael A. Silver                      Assistant Secretary and Assistant General
Counsel

Peter Sykes                            Vice President
1655 E. Sherman Avenue
Salt Lake City, UT 84105

Margo A. Tammen                        Vice President - Finance & Administration

Lance Vetter                           Vice President
10915 La Sallnas Circle
Boca Raton, FL  33428

Tommy D. Wells                         Vice President
25 Crane Drive
Sam Anselmo, CA  94960

Todd H. Westby                         Vice President
3405 Goshen Road
Newtown Square, PA  19073

Claus te Wildt                         Vice President - Director of Strategy and
Business Planning

Peter J. Wolfert                       Senior Vice President - Information
                                       Technology

Paul Woznlak                           Vice President - Fund Accounting

Eric T. Zeigler                        Vice President
437-30th St.
Manhattan Beach, CA  90266



* Unless otherwise indicated, the business address of each person listed is 50 California Street, San Francisco, California 94111.


                                     C-18



     (c) Principal Underwriter


                    1998 Brokerage          1998 Compensation
                     Commission


___________            $_________             $___________




                                     C-19



Item 30.  Location of Accounts and Records


All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by Security Equity at its administrative offices, 84 Business Park Drive, Suite 303, Armonk, New York 10504, or by its service provider, General American Life Insurance Company or its wholly-owned, second tier subsidiary, Genelco Incorporated, located at 9735 Landmark Parkway Drive, St. Louis, Missouri 631278-1690.


Item 31.  Management Services

All management contracts are discussed in Part A or Part B.

Item 32.  Undertakings

(a) The Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Purchase Payments under the Contracts may be accepted.

(b) The Registrant undertakes to include, as part of the application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information.

(c) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Security Equity at the address or phone number listed in the prospectus.

(d) The Registrant represents that it is relying upon a "no-action" letter (No. IP-6-88) issued to the American Council of Life Insurance concerning the conflict between the redeemability requirements of sections 22(e), 27(c)(l), and 27(d) of the Investment Company Act of 1940 and the limits on the redeemability of variable annuities imposed by section 403(b)(ll) of the Internal Revenue Code. Registrant has included disclosure concerning the 403(b)(ll) restrictions in its prospectus and sales literature, and established a procedure whereby each plan participant will sign a statement acknowledging these restrictions before the contract is issued. Sales representatives have been instructed to bring the restrictions to the attention of potential plan participants.

(e) Security Equity hereby represents that the fees and charges deducted under the Contracts are, in the aggregate, reasonable in relationship to the services rendered, the expenses expected, and the risks incurred by Security Equity.



                                     C-20



                                  SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Armonk, State of New York, on the 1st day of November, 1999.


                                             SECURITY EQUITY SEPARATE
                                             ACCOUNT 27 (REGISTRANT)


                                             By: SECURITY EQUITY LIFE INSURANCE
                                             COMPANY (for Registrant and as
                                             Depositor)




                                           By:/s/WILLIAM C. THATER
                                              -------------------------------
                                                William C. Thater
                                                President
                                                Security Equity Life
                                                Insurance Company





                                   C-21



As required by the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons in their capacities with Security Equity Life Insurance Company and on the dates indicated.



SIGNATURE                                    TITLE                    DATE

/s/WILLIAM C. THATER                                                  11/1/99
-----------------------------
William C. Thater                       President
                                        (Principal Executive
                                        Officer)

/s/KARLA HUSKEY                                                       11/3/99

-----------------------------           Controller
Karla Huskey


*                                                                     11/1/99
-----------------------------
Willard N. Archie                       Director

*                                                                     11/1/99
-----------------------------
Carson E. Beadle                        Director

*                                                                     11/1/99
-----------------------------
James R. Elsesser                       Director

*                                                                     11/1/99
-----------------------------
Stanley Goldstein                       Director

*                                                                     11/1/99
-----------------------------
David D. Holbrook                       Director

*                                                                     11/1/99
-----------------------------
Richard A. Liddy                        Director


/s/WILLIAM C. THATER                                                  11/1/99
-----------------------------
William C. Thater                       Director


*                                                                     11/1/99
-----------------------------
H. Edwin Trusheim                       Director

*                                                                     11/1/99
-----------------------------
Virginia V. Weldon                      Director

*                                                                     11/1/99
-----------------------------
Ted C. Wetterau                         Director

*                                                                     11/1/99
-----------------------------
Bernard H Wolzenski                     Director

*                                                                     11/1/99
-----------------------------
A. Greig Woodring                       Director


By:/s/WILLIAM C. THATER
   --------------------------
    William C. Thater




* Original powers of attorney authorizing William C. Thater to sign the Registration Statement and amendments thereto on behalf of the Directors of Security Equity Life Insurance Company are on file with the SEC.


                                     C-23





                                 Exhibit Index

EX-99.B(9)       Opinion and Consent of Counsel
EX-99.B(10)      Consent of Independent Accountants